UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUL    07.31.17

ANNUAL REPORT

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Multi-Manager Select Retirement Funds (collectively the “Funds”, individually a “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Funds’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 1

ANNUAL REPORT

September 11, 2017

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds for the annual reporting period ended July 31, 2017.

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

NAV RETURNS AS OF JULY 31, 2017 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
Class A Shares	4.48%	5.08%
Class C Shares	4.06%	4.26%
Advisor Class Shares[1]	4.54%	5.34%
Class R Shares[1]	4.27%	4.88%
Class K Shares[1]	4.47%	5.15%
Class I Shares[1]	4.56%	5.35%
Class Z Shares[1]	4.57%	5.41%
S&P Target Date Retirement Income Index	4.22%	4.53%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2010 FUND
Class A Shares	5.31%	6.56%
Class C Shares	4.98%	5.81%
Advisor Class Shares[1]	5.44%	6.81%
Class R Shares[1]	5.14%	6.28%
Class K Shares[1]	5.34%	6.52%
Class I Shares[1]	5.44%	6.88%
Class Z Shares[1]	5.43%	6.90%
S&P Target Date 2010 Index	4.93%	6.04%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

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NAV RETURNS AS OF JULY 31, 2017 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2015 FUND
Class A Shares	5.76%	7.72%
Class C Shares	5.41%	6.92%
Advisor Class Shares[1]	5.88%	7.98%
Class R Shares[1]	5.59%	7.40%
Class K Shares[1]	5.78%	7.68%
Class I Shares[1]	5.88%	7.96%
Class Z Shares[1]	5.98%	8.02%
S&P Target Date 2015 Index	5.66%	7.42%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2020 FUND
Class A Shares	6.49%	8.98%
Class C Shares	6.06%	8.17%
Advisor Class Shares[1]	6.58%	9.23%
Class R Shares[1]	6.33%	8.78%
Class K Shares[1]	6.52%	9.07%
Class I Shares[1]	6.61%	9.29%
Class Z Shares[1]	6.62%	9.27%
S&P Target Date 2020 Index	6.31%	8.75%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2025 FUND
Class A Shares	7.50%	10.74%
Class C Shares	7.08%	9.87%
Advisor Class Shares[1]	7.59%	10.95%
Class R Shares[1]	7.28%	10.35%
Class K Shares[1]	7.46%	10.66%
Class I Shares[1]	7.54%	10.98%
Class Z Shares[1]	7.55%	10.97%
S&P Target Date 2025 Index	7.04%	10.11%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 3

NAV RETURNS AS OF JULY 31, 2017 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2030 FUND
Class A Shares	8.44%	12.65%
Class C Shares	8.14%	11.86%
Advisor Class Shares[1]	8.62%	12.95%
Class R Shares[1]	8.33%	12.29%
Class K Shares[1]	8.42%	12.61%
Class I Shares[1]	8.60%	12.94%
Class Z Shares[1]	8.60%	12.99%
S&P Target Date 2030 Index	7.69%	11.33%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2035 FUND
Class A Shares	9.40%	14.39%
Class C Shares	9.12%	13.53%
Advisor Class Shares[1]	9.56%	14.59%
Class R Shares[1]	9.34%	14.07%
Class K Shares[1]	9.41%	14.34%
Class I Shares[1]	9.59%	14.64%
Class Z Shares[1]	9.50%	14.62%
S&P Target Date 2035 Index	8.34%	12.56%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2040 FUND
Class A Shares	9.97%	15.22%
Class C Shares	9.60%	14.43%
Advisor Class Shares[1]	10.13%	15.54%
Class R Shares[1]	9.74%	14.92%
Class K Shares[1]	10.00%	15.30%
Class I Shares[1]	10.09%	15.52%
Class Z Shares[1]	10.09%	15.59%
S&P Target Date 2040 Index	8.76%	13.41%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

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NAV RETURNS AS OF JULY 31, 2017 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2045 FUND
Class A Shares	10.17%	15.71%
Class C Shares	9.81%	14.91%
Advisor Class Shares[1]	10.39%	16.09%
Class R Shares[1]	10.07%	15.44%
Class K Shares[1]	10.22%	15.88%
Class I Shares[1]	10.41%	16.08%
Class Z Shares[1]	10.31%	16.05%
S&P Target Date 2045 Index	9.07%	14.09%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2050 FUND
Class A Shares	10.47%	16.19%
Class C Shares	10.11%	15.30%
Advisor Class Shares[1]	10.60%	16.51%
Class R Shares[1]	10.33%	15.84%
Class K Shares[1]	10.40%	16.15%
Class I Shares[1]	10.66%	16.51%
Class Z Shares[1]	10.57%	16.47%
S&P Target Date 2050 Index	9.34%	14.68%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2055 FUND
Class A Shares	10.51%	16.08%
Class C Shares	10.08%	15.25%
Advisor Class Shares[1]	10.58%	16.40%
Class R Shares[1]	10.39%	15.82%
Class K Shares[1]	10.37%	16.06%
Class I Shares[1]	10.64%	16.43%
Class Z Shares[1]	10.54%	16.38%
S&P Target Date 2055 Index	9.49%	15.09%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 5

INVESTMENT RESULTS

The preceding tables show the Funds’ performance compared to their benchmarks, the Standard & Poor’s (“S&P”) Target Date Index Series, for the six- and 12-month periods ended July 31, 2017.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index; Select 2010 Fund, the S&P Target Date 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index; Select 2055 Fund, the S&P Target Date 2055 Index.

For the 12-month period, Class A shares of all vintages outperformed their respective benchmarks, although certain share classes of the Retirement Allocation Fund and 2010-2025 vintages underperformed, before sales charges.

Relative to the S&P Target Date Indices, strategic asset allocation detracted across all vintages, with lower allocation in non-US large-caps and higher allocations in real assets and equity diversifiers detracting most from returns, as global stocks soared and diversifiers relatively underperformed during the 12-month period. Underlying Portfolio selection (as defined below) positively contributed to performance for the 12-month period. Notable contributors included AQR Long-Short Equity Fund (equity diversifier), MFS Institutional International Equity Fund (non-US large-cap) and AB Relative Value Fund (US large-cap). Detractors included AQR International Defensive Style Fund (defensive), T. Rowe Price Dividend Growth Fund (defensive) and AB All Market Real Return Portfolio (real assets). Tactical asset allocation, employed through the Adviser’s dynamic asset allocation (“DAA”) process, positively contributed to performance. During the period, DAA, on average, was overweight emerging equities, non-US large-caps and US small/mid-caps, and was underweight US large-caps, short duration bonds and core bonds. The main contributors to DAA performance during the period were overweights in emerging equities and US small/mid-caps, as well as an underweight in core bonds.

For the six-month period, Class A shares of all vintages outperformed their respective benchmarks, although certain share classes of the Retirement Allocation Fund and 2015-2020 vintages underperformed, before sales charges.

Relative to the S&P Target Date Indices, strategic asset allocation contributed positively for the younger participants (2025 to 2055 vintages) but detracted for more senior participants (Retirement Allocation, 2010-2020 vintages). While lower allocations in short duration bonds and US small/mid-

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caps, as well as a higher allocation in defensive equities helped performance, a lower allocation in non-US large-cap and a higher allocation in real assets detracted. Underlying Portfolio selection positively contributed to performance for the six-month period. Notable contributors included AB Relative Value Fund, MFS Institutional International Equity Fund and MFS Value Fund (US large-cap). Detractors included AB High Income Fund (high income), Franklin Growth Fund (US large-cap) and AQR Risk-Balanced Commodities Strategy Fund (real assets). Tactical asset allocation positively contributed to performance. During the period, DAA, on average, was overweight non-US large-caps, emerging equities and US small/mid-caps, and was underweight US large-caps, core bonds and short duration bonds. Within the non-US large-caps overweight, DAA was, on average, overweight USD-hedged European equities to benefit from higher growth potential, but without taking on undesired currency risk. The main contributors to DAA performance during the period were an overweight in emerging equities and underweights in core bonds and short duration bonds.

The Funds did not directly utilize derivatives during either period.

MFS is a registered service mark of Massachusetts Financial Services Company; Franklin and Templeton are registered trademarks of Franklin Templeton Investments. None of Massachusetts Financial Services Company; Franklin Templeton Investments; AQR Capital Management, LLC or T. Rowe Price Associates, Inc. make any representations regarding the advisability of investing in the Funds.

MARKET REVIEW AND INVESTMENT STRATEGY

Despite a few brief pullbacks, global stocks soared during the 12-month period ended July 31, 2017. Emerging-market equities widely outperformed, delivering notable gains.

In contrast, fixed-income markets were volatile during the period. Emerging-market local-currency government bonds rebounded in the period, outperforming the negative returns of developed-market treasuries and investment-grade credit securities, but trailing the double-digit rally of global high yield. Developed-market treasury yields generally rose almost across the board over the 12-month period, with the exception of shorter maturities in the eurozone.

A number of geopolitical developments unfolded during the period amidst a steadily accelerating global economy. Fallout from the UK’s decision to leave the European Union (“Brexit”), Donald Trump’s unexpected election to the US presidency and a decisive French presidential election victory by newcomer Emmanuel Macron, all played a role. Financial markets were buoyed by Trump’s win, although at times investors fretted about White House turmoil and policy risk. UK prime minister Theresa May further rattled markets when she called for a snap parliamentary election three years ahead of schedule in an attempt to shore up her mandate ahead of Brexit

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 7

negotiations. The move backfired, however, heightening political uncertainty when May’s Conservative Party was left with a minority position. On the other hand, investors were reassured a few days later when Macron’s centrist party secured a resounding majority in the French parliament.

Shifting central bank stances also impacted markets. European central banks generally maintained an easing bias, though at the end of the period they began to signal that monetary-policy normalization loomed. While the US Federal Reserve (the “Fed”) raised interest rates for the third consecutive quarter, US inflation data ended the period below expectations. At its late-July meeting, the Fed made minor changes to its statement, leading investors to believe that aggressive monetary policy action would not be forthcoming.

INVESTMENT POLICIES

In seeking to achieve their investment objective, the Funds focus their investments while seeking to minimize short-term risks on a combination of AB mutual funds as well as mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, during the reporting period selected Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund. The Adviser has directed Morningstar to typically select Underlying Portfolios so that a target of 33%, but no more than 40%, of each Fund is invested in AB mutual funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described fully in the prospectus. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and such Fund’s portfolio allocation will not necessarily become more conservative over time.

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(continued on next page)

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: equities, equity diversifiers, inflation-sensitive instruments, fixed-income diversifiers and fixed-income securities (including high-yield bonds or “junk bonds”). For these purposes, inflation-sensitive instruments include funds focused on real estate securities, commodities and inflation-protected securities; fixed-income diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; and equity diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. The Underlying Portfolios may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolios’ portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary DAA process. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by seeking to mitigate the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting an Underlying Portfolio’s investments.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P® Target Date Index Series Indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging markets, US and international real estate investment trusts, core fixed-income, cash equivalents, Treasury inflation-protected securities, high-yield corporate bonds and commodities, and each Index uses the performance of other indices to track each asset class for purposes of Index calculation. The original inception date for the Indices was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011, and the S&P Target Date 2055 Index, which was May 31, 2012. The Index returns are calculated on a daily basis and will continue to be calculated daily. The performance of the Index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on the Funds’ net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which they might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be

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DISCLOSURES AND RISKS (continued)

offset by higher income from new investments. The Funds may be subject to a heightened risk of rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Non-Diversification Risk: The Funds may have more risk because they are “non-diversified”, meaning that the Funds can invest more of their assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Funds’ NAV.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Funds’ quoted performance would be lower. SEC

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DISCLOSURES AND RISKS (continued)

returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select Retirement Allocation Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

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HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.08%	0.64%
Since Inception[1]	3.69%	2.00%
CLASS C SHARES
1 Year	4.26%	3.26%
Since Inception[1]	2.85%	2.85%
ADVISOR CLASS SHARES[2]
1 Year	5.34%	5.34%
Since Inception[1]	3.90%	3.90%
CLASS R SHARES[2]
1 Year	4.88%	4.88%
Since Inception[1]	3.37%	3.37%
CLASS K SHARES[2]
1 Year	5.15%	5.15%
Since Inception[1]	3.67%	3.67%
CLASS I SHARES[2]
1 Year	5.35%	5.35%
Since Inception[1]	3.92%	3.92%
CLASS Z SHARES[2]
1 Year	5.41%	5.41%
Since Inception[1]	3.90%	3.90%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 8.85%, 11.51%, 9.62%, 5.56%, 4.88%, 8.05% and 7.86% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 15

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	0.93%
Since Inception[1]	1.63%
CLASS C SHARES
1 Year	3.62%
Since Inception[1]	2.54%
ADVISOR CLASS SHARES[2]
1 Year	5.71%
Since Inception[1]	3.59%
CLASS R SHARES[2]
1 Year	5.23%
Since Inception[1]	3.06%
CLASS K SHARES[2]
1 Year	5.40%
Since Inception[1]	3.33%
CLASS I SHARES[2]
1 Year	5.70%
Since Inception[1]	3.58%
CLASS Z SHARES[2]
1 Year	5.75%
Since Inception[1]	3.60%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

16 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2010 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2010 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 17

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	6.56%	2.07%
Since Inception[1]	4.72%	3.01%
CLASS C SHARES
1 Year	5.81%	4.81%
Since Inception[1]	3.90%	3.90%
ADVISOR CLASS SHARES[2]
1 Year	6.81%	6.81%
Since Inception[1]	4.95%	4.95%
CLASS R SHARES[2]
1 Year	6.28%	6.28%
Since Inception[1]	4.45%	4.45%
CLASS K SHARES[2]
1 Year	6.52%	6.52%
Since Inception[1]	4.65%	4.65%
CLASS I SHARES[2]
1 Year	6.88%	6.88%
Since Inception[1]	4.96%	4.96%
CLASS Z SHARES[2]
1 Year	6.90%	6.90%
Since Inception[1]	4.96%	4.96%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 4.62%, 6.03%, 4.11%, 4.14%, 3.39%, 11.01% and 6.84% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

18 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.38%
Since Inception[1]	2.56%
CLASS C SHARES
1 Year	5.20%
Since Inception[1]	3.48%
ADVISOR CLASS SHARES[2]
1 Year	7.30%
Since Inception[1]	4.56%
CLASS R SHARES[2]
1 Year	6.76%
Since Inception[1]	4.06%
CLASS K SHARES[2]
1 Year	6.90%
Since Inception[1]	4.23%
CLASS I SHARES[2]
1 Year	7.26%
Since Inception[1]	4.54%
CLASS Z SHARES[2]
1 Year	7.27%
Since Inception[1]	4.55%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 19

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2015 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2015 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

20 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	7.72%	3.18%
Since Inception[1]	5.34%	3.63%
CLASS C SHARES
1 Year	6.92%	5.92%
Since Inception[1]	4.56%	4.56%
ADVISOR CLASS SHARES[2]
1 Year	7.98%	7.98%
Since Inception[1]	5.62%	5.62%
CLASS R SHARES[2]
1 Year	7.40%	7.40%
Since Inception[1]	5.07%	5.07%
CLASS K SHARES[2]
1 Year	7.68%	7.68%
Since Inception[1]	5.36%	5.36%
CLASS I SHARES[2]
1 Year	7.96%	7.96%
Since Inception[1]	5.61%	5.61%
CLASS Z SHARES[2]
1 Year	8.02%	8.02%
Since Inception[1]	5.63%	5.63%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.91%, 3.12%, 2.18%, 2.55%, 1.97%, 2.34% and 2.07% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 21

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	3.67%
Since Inception[1]	3.12%
CLASS C SHARES
1 Year	6.42%
Since Inception[1]	4.07%
ADVISOR CLASS SHARES[2]
1 Year	8.58%
Since Inception[1]	5.17%
CLASS R SHARES[2]
1 Year	8.01%
Since Inception[1]	4.63%
CLASS K SHARES[2]
1 Year	8.30%
Since Inception[1]	4.93%
CLASS I SHARES[2]
1 Year	8.58%
Since Inception[1]	5.14%
CLASS Z SHARES[2]
1 Year	8.64%
Since Inception[1]	5.16%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

22 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2020 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2020 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 23

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	8.98%	4.39%
Since Inception[1]	5.99%	4.26%
CLASS C SHARES
1 Year	8.17%	7.17%
Since Inception[1]	5.16%	5.16%
ADVISOR CLASS SHARES[2]
1 Year	9.23%	9.23%
Since Inception[1]	6.23%	6.23%
CLASS R SHARES[2]
1 Year	8.78%	8.78%
Since Inception[1]	5.71%	5.71%
CLASS K SHARES[2]
1 Year	9.07%	9.07%
Since Inception[1]	6.00%	6.00%
CLASS I SHARES[2]
1 Year	9.29%	9.29%
Since Inception[1]	6.23%	6.23%
CLASS Z SHARES[2]
1 Year	9.27%	9.27%
Since Inception[1]	6.22%	6.22%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.62%, 2.43%, 1.30%, 1.97%, 1.65%, 1.41% and 1.58% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.44%, 1.19%, 0.19%, 0.69%, 0.44%, 0.19% and 0.19% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

24 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.01%
Since Inception[1]	3.70%
CLASS C SHARES
1 Year	7.82%
Since Inception[1]	4.65%
ADVISOR CLASS SHARES[2]
1 Year	9.99%
Since Inception[1]	5.73%
CLASS R SHARES[2]
1 Year	9.34%
Since Inception[1]	5.18%
CLASS K SHARES[2]
1 Year	9.63%
Since Inception[1]	5.48%
CLASS I SHARES[2]
1 Year	9.96%
Since Inception[1]	5.71%
CLASS Z SHARES[2]
1 Year	9.94%
Since Inception[1]	5.70%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 25

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2025 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2025 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

26 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.74%	6.07%
Since Inception[1]	6.75%	5.02%
CLASS C SHARES
1 Year	9.87%	8.87%
Since Inception[1]	5.99%	5.99%
ADVISOR CLASS SHARES[2]
1 Year	10.95%	10.95%
Since Inception[1]	7.04%	7.04%
CLASS R SHARES[2]
1 Year	10.35%	10.35%
Since Inception[1]	6.47%	6.47%
CLASS K SHARES[2]
1 Year	10.66%	10.66%
Since Inception[1]	6.78%	6.78%
CLASS I SHARES[2]
1 Year	10.98%	10.98%
Since Inception[1]	7.04%	7.04%
CLASS Z SHARES[2]
1 Year	10.97%	10.97%
Since Inception[1]	7.03%	7.03%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.45%, 2.30%, 1.41%, 1.63%, 1.54%, 1.27% and 1.40% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.43%, 1.18%, 0.18%, 0.68%, 0.43%, 0.18% and 0.18% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 27

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	6.84%
Since Inception[1]	4.41%
CLASS C SHARES
1 Year	9.79%
Since Inception[1]	5.45%
ADVISOR CLASS SHARES[2]
1 Year	11.87%
Since Inception[1]	6.50%
CLASS R SHARES[2]
1 Year	11.29%
Since Inception[1]	5.93%
CLASS K SHARES[2]
1 Year	11.60%
Since Inception[1]	6.25%
CLASS I SHARES[2]
1 Year	11.81%
Since Inception[1]	6.48%
CLASS Z SHARES[2]
1 Year	11.80%
Since Inception[1]	6.47%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

28 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2030 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2030 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 29

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	12.65%	7.82%
Since Inception[1]	7.81%	6.06%
CLASS C SHARES
1 Year	11.86%	10.86%
Since Inception[1]	7.08%	7.08%
ADVISOR CLASS SHARES[2]
1 Year	12.95%	12.95%
Since Inception[1]	8.13%	8.13%
CLASS R SHARES[2]
1 Year	12.29%	12.29%
Since Inception[1]	7.55%	7.55%
CLASS K SHARES[2]
1 Year	12.61%	12.61%
Since Inception[1]	7.82%	7.82%
CLASS I SHARES[2]
1 Year	12.94%	12.94%
Since Inception[1]	8.09%	8.09%
CLASS Z SHARES[2]
1 Year	12.99%	12.99%
Since Inception[1]	8.10%	8.10%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.59%, 2.45%, 1.32%, 2.02%, 1.68%, 1.42% and 1.57% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.48%, 1.23%, 0.23%, 0.73%, 0.48%, 0.23% and 0.23% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

30 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	8.95%
Since Inception[1]	5.46%
CLASS C SHARES
1 Year	11.84%
Since Inception[1]	6.51%
ADVISOR CLASS SHARES[2]
1 Year	13.95%
Since Inception[1]	7.56%
CLASS R SHARES[2]
1 Year	13.51%
Since Inception[1]	7.02%
CLASS K SHARES[2]
1 Year	13.73%
Since Inception[1]	7.26%
CLASS I SHARES[2]
1 Year	14.06%
Since Inception[1]	7.54%
CLASS Z SHARES[2]
1 Year	14.00%
Since Inception[1]	7.56%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 31

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2035 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2035 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

32 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	14.39%	9.57%
Since Inception[1]	8.48%	6.72%
CLASS C SHARES
1 Year	13.53%	12.53%
Since Inception[1]	7.67%	7.67%
ADVISOR CLASS SHARES[2]
1 Year	14.59%	14.59%
Since Inception[1]	8.73%	8.73%
CLASS R SHARES[2]
1 Year	14.07%	14.07%
Since Inception[1]	8.20%	8.20%
CLASS K SHARES[2]
1 Year	14.34%	14.34%
Since Inception[1]	8.49%	8.49%
CLASS I SHARES[2]
1 Year	14.64%	14.64%
Since Inception[1]	8.75%	8.75%
CLASS Z SHARES[2]
1 Year	14.62%	14.62%
Since Inception[1]	8.73%	8.73%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.75%, 2.62%, 1.61%, 2.08%, 1.79%, 1.53% and 1.78% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.48%, 1.23%, 0.23%, 0.73%, 0.48%, 0.23% and 0.23% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 33

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.69%
Since Inception[1]	6.05%
CLASS C SHARES
1 Year	13.83%
Since Inception[1]	7.05%
ADVISOR CLASS SHARES[2]
1 Year	15.89%
Since Inception[1]	8.12%
CLASS R SHARES[2]
1 Year	15.40%
Since Inception[1]	7.58%
CLASS K SHARES[2]
1 Year	15.66%
Since Inception[1]	7.88%
CLASS I SHARES[2]
1 Year	15.96%
Since Inception[1]	8.15%
CLASS Z SHARES[2]
1 Year	15.94%
Since Inception[1]	8.14%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

34 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2040 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2040 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 35

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	15.22%	10.34%
Since Inception[1]	8.79%	7.02%
CLASS C SHARES
1 Year	14.43%	13.43%
Since Inception[1]	8.03%	8.03%
ADVISOR CLASS SHARES[2]
1 Year	15.54%	15.54%
Since Inception[1]	9.09%	9.09%
CLASS R SHARES[2]
1 Year	14.92%	14.92%
Since Inception[1]	8.54%	8.54%
CLASS K SHARES[2]
1 Year	15.30%	15.30%
Since Inception[1]	8.85%	8.85%
CLASS I SHARES[2]
1 Year	15.52%	15.52%
Since Inception[1]	9.08%	9.08%
CLASS Z SHARES[2]
1 Year	15.59%	15.59%
Since Inception[1]	9.10%	9.10%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.81%, 2.66%, 1.51%, 2.08%, 1.93%, 1.74% and 1.92% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

36 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	11.70%
Since Inception[1]	6.37%
CLASS C SHARES
1 Year	15.00%
Since Inception[1]	7.43%
ADVISOR CLASS SHARES[2]
1 Year	17.14%
Since Inception[1]	8.45%
CLASS R SHARES[2]
1 Year	16.52%
Since Inception[1]	7.94%
CLASS K SHARES[2]
1 Year	16.80%
Since Inception[1]	8.22%
CLASS I SHARES[2]
1 Year	17.14%
Since Inception[1]	8.46%
CLASS Z SHARES[2]
1 Year	17.09%
Since Inception[1]	8.48%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 37

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2045 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2045 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

38 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	15.71%	10.82%
Since Inception[1]	8.87%	7.10%
CLASS C SHARES
1 Year	14.91%	13.91%
Since Inception[1]	8.08%	8.08%
ADVISOR CLASS SHARES[2]
1 Year	16.09%	16.09%
Since Inception[1]	9.13%	9.13%
CLASS R SHARES[2]
1 Year	15.44%	15.44%
Since Inception[1]	8.59%	8.59%
CLASS K SHARES[2]
1 Year	15.88%	15.88%
Since Inception[1]	8.92%	8.92%
CLASS I SHARES[2]
1 Year	16.08%	16.08%
Since Inception[1]	9.14%	9.14%
CLASS Z SHARES[2]
1 Year	16.05%	16.05%
Since Inception[1]	9.13%	9.13%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.15%, 3.39%, 2.04%, 2.25%, 2.22%, 2.07% and 2.43% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.50%, 1.25%, 0.25%, 0.75%, 0.50%, 0.25% and 0.25% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 39

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	12.53%
Since Inception[1]	6.46%
CLASS C SHARES
1 Year	15.63%
Since Inception[1]	7.45%
ADVISOR CLASS SHARES[2]
1 Year	17.92%
Since Inception[1]	8.55%
CLASS R SHARES[2]
1 Year	17.30%
Since Inception[1]	8.00%
CLASS K SHARES[2]
1 Year	17.53%
Since Inception[1]	8.30%
CLASS I SHARES[2]
1 Year	17.83%
Since Inception[1]	8.53%
CLASS Z SHARES[2]
1 Year	17.80%
Since Inception[1]	8.52%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

40 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2050 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2050 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 41

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	16.19%	11.20%
Since Inception[1]	9.00%	7.23%
CLASS C SHARES
1 Year	15.30%	14.30%
Since Inception[1]	8.17%	8.17%
ADVISOR CLASS SHARES[2]
1 Year	16.51%	16.51%
Since Inception[1]	9.25%	9.25%
CLASS R SHARES[2]
1 Year	15.84%	15.84%
Since Inception[1]	8.71%	8.71%
CLASS K SHARES[2]
1 Year	16.15%	16.15%
Since Inception[1]	8.95%	8.95%
CLASS I SHARES[2]
1 Year	16.51%	16.51%
Since Inception[1]	9.27%	9.27%
CLASS Z SHARES[2]
1 Year	16.47%	16.47%
Since Inception[1]	9.25%	9.25%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 5.29%, 6.51%, 4.93%, 3.40%, 3.64%, 4.23% and 4.70% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.50%, 1.25%, 0.25%, 0.75%, 0.50%, 0.25% and 0.25% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

42 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	12.85%
Since Inception[1]	6.53%
CLASS C SHARES
1 Year	16.06%
Since Inception[1]	7.52%
ADVISOR CLASS SHARES[2]
1 Year	18.17%
Since Inception[1]	8.62%
CLASS R SHARES[2]
1 Year	17.61%
Since Inception[1]	8.09%
CLASS K SHARES[2]
1 Year	17.93%
Since Inception[1]	8.34%
CLASS I SHARES[2]
1 Year	18.19%
Since Inception[1]	8.63%
CLASS Z SHARES[2]
1 Year	18.15%
Since Inception[1]	8.61%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 43

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2055 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2055 Fund Class A shares (from 12/15/20141 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

44 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	16.08%	11.16%
Since Inception[1]	8.74%	6.97%
CLASS C SHARES
1 Year	15.25%	14.25%
Since Inception[1]	7.94%	7.94%
ADVISOR CLASS SHARES[2]
1 Year	16.40%	16.40%
Since Inception[1]	9.01%	9.01%
CLASS R SHARES[2]
1 Year	15.82%	15.82%
Since Inception[1]	8.49%	8.49%
CLASS K SHARES[2]
1 Year	16.06%	16.06%
Since Inception[1]	8.72%	8.72%
CLASS I SHARES[2]
1 Year	16.43%	16.43%
Since Inception[1]	9.04%	9.04%
CLASS Z SHARES[2]
1 Year	16.38%	16.38%
Since Inception[1]	9.02%	9.02%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 5.28%, 6.80%, 6.30%, 4.32%, 3.72%, 5.22% and 4.91% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.51%, 1.26%, 0.26%, 0.76%, 0.51%, 0.26% and 0.26% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 45

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	12.80%
Since Inception[1]	6.29%
CLASS C SHARES
1 Year	15.89%
Since Inception[1]	7.30%
ADVISOR CLASS SHARES[2]
1 Year	18.17%
Since Inception[1]	8.39%
CLASS R SHARES[2]
1 Year	17.60%
Since Inception[1]	7.86%
CLASS K SHARES[2]
1 Year	17.84%
Since Inception[1]	8.10%
CLASS I SHARES[2]
1 Year	18.10%
Since Inception[1]	8.39%
CLASS Z SHARES[2]
1 Year	18.05%
Since Inception[1]	8.37%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

46 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 47

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,044.80	$2.13	0.42%	$4.82	0.95%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%	$4.76	0.95%
Class C
Actual	$1,000	$1,040.60	$5.92	1.17%	$8.60	1.70%
Hypothetical**	$1,000	$1,018.99	$5.86	1.17%	$8.51	1.70%
Advisor Class
Actual	$1,000	$1,045.40	$0.86	0.17%	$3.55	0.70%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.51	0.70%
Class R
Actual	$1,000	$1,042.70	$3.39	0.67%	$6.08	1.20%
Hypothetical**	$1,000	$1,021.47	$3.36	0.67%	$6.01	1.20%
Class K
Actual	$1,000	$1,044.70	$2.13	0.42%	$4.82	0.95%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%	$4.76	0.95%
Class I
Actual	$1,000	$1,045.60	$0.86	0.17%	$3.55	0.70%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.51	0.70%
Class Z
Actual	$1,000	$1,045.70	$0.86	0.17%	$3.55	0.70%
Hypothetical**	$1,000	$1,023.93	$0.85	0.17%	$3.51	0.70%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,053.10	$2.04	0.40%	$4.89	0.96%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.81	0.96%
Class C
Actual	$1,000	$1,049.80	$5.84	1.15%	$8.69	1.71%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%	$8.41	1.71%
Advisor Class
Actual	$1,000	$1,054.40	$0.76	0.15%	$3.62	0.71%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.41	0.71%
Class R
Actual	$1,000	$1,051.40	$3.31	0.65%	$6.15	1.21%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%	$5.91	1.21%
Class K
Actual	$1,000	$1,053.40	$2.04	0.40%	$4.89	0.96%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.66	0.96%

48 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,054.40	$0.76	0.15%	$3.62	0.71%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.56	0.71%
Class Z
Actual	$1,000	$1,054.30	$0.76	0.15%	$3.62	0.71%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.56	0.71%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,057.60	$2.04	0.40%	$5.10	1.00%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$5.02	1.00%
Class C
Actual	$1,000	$1,054.10	$5.86	1.15%	$8.91	1.75%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%	$8.76	1.75%
Advisor Class
Actual	$1,000	$1,058.80	$0.77	0.15%	$3.83	0.75%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.76	0.75%
Class R
Actual	$1,000	$1,055.90	$3.31	0.65%	$6.37	1.25%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%	$6.27	1.25%
Class K
Actual	$1,000	$1,057.80	$2.04	0.40%	$5.10	1.00%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$5.02	1.00%
Class I
Actual	$1,000	$1,058.80	$0.77	0.15%	$3.83	0.75%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.76	0.75%
Class Z
Actual	$1,000	$1,059.80	$0.77	0.15%	$3.83	0.75%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.76	0.75%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,064.90	$2.25	0.44%	$5.43	1.06%
Hypothetical**	$1,000	$1,022.61	$2.21	0.44%	$5.32	1.06%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 49

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,060.60	$6.08	1.19%	$9.25	1.81%
Hypothetical**	$1,000	$1,018.89	$5.96	1.19%	$9.06	1.81%
Advisor Class
Actual	$1,000	$1,065.80	$0.97	0.19%	$4.15	0.81%
Hypothetical**	$1,000	$1,023.85	$0.95	0.19%	$4.06	0.81%
Class R
Actual	$1,000	$1,063.30	$3.53	0.69%	$6.70	1.31%
Hypothetical**	$1,000	$1,021.37	$3.46	0.69%	$6.57	1.31%
Class K
Actual	$1,000	$1,065.20	$2.25	0.44%	$5.43	1.06%
Hypothetical**	$1,000	$1,022.61	$2.21	0.44%	$5.32	1.06%
Class I
Actual	$1,000	$1,066.10	$0.97	0.19%	$4.15	0.81%
Hypothetical**	$1,000	$1,023.85	$0.95	0.19%	$4.06	0.81%
Class Z
Actual	$1,000	$1,066.20	$0.97	0.19%	$4.15	0.81%
Hypothetical**	$1,000	$1,023.85	$0.95	0.19%	$4.06	0.81%

AB Multi-Manager Select 2025 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,075.00	$2.21	0.43%	$5.51	1.07%
Hypothetical**	$1,000	$1,022.66	$2.16	0.43%	$5.37	1.07%
Class C
Actual	$1,000	$1,070.80	$6.06	1.18%	$9.34	1.82%
Hypothetical**	$1,000	$1,018.94	$5.91	1.18%	$9.11	1.82%
Advisor Class
Actual	$1,000	$1,075.90	$0.93	0.18%	$4.22	0.82%
Hypothetical**	$1,000	$1,023.90	$0.90	0.18%	$4.11	0.82%
Class R
Actual	$1,000	$1,072.80	$3.49	0.68%	$6.78	1.32%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%	$6.62	1.32%
Class K
Actual	$1,000	$1,074.60	$2.21	0.43%	$5.50	1.07%
Hypothetical**	$1,000	$1,022.66	$2.16	0.43%	$5.37	1.07%
Class I
Actual	$1,000	$1,075.40	$0.93	0.18%	$4.22	0.82%
Hypothetical**	$1,000	$1,023.90	$0.90	0.18%	$4.11	0.82%
Class Z
Actual	$1,000	$1,075.50	$0.93	0.18%	$4.22	0.82%
Hypothetical**	$1,000	$1,023.90	$0.90	0.18%	$4.11	0.82%

50 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2030 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,084.40	$2.48	0.48%	$5.79	1.12%
Hypothetical**	$1,000	$1,022.41	$2.41	0.48%	$5.62	1.12%
Class C
Actual	$1,000	$1,081.40	$6.35	1.23%	$9.65	1.87%
Hypothetical**	$1,000	$1,018.70	$6.16	1.23%	$9.36	1.87%
Advisor Class
Actual	$1,000	$1,086.20	$1.19	0.23%	$4.50	0.87%
Hypothetical**	$1,000	$1,023.65	$1.15	0.23%	$4.37	0.87%
Class R
Actual	$1,000	$1,083.30	$3.77	0.73%	$7.08	1.37%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%	$6.87	1.37%
Class K
Actual	$1,000	$1,084.20	$2.48	0.48%	$5.79	1.12%
Hypothetical**	$1,000	$1,022.41	$2.41	0.48%	$5.62	1.12%
Class I
Actual	$1,000	$1,086.00	$1.19	0.23%	$4.50	0.87%
Hypothetical**	$1,000	$1,023.65	$1.15	0.23%	$4.37	0.87%
Class Z
Actual	$1,000	$1,086.00	$1.19	0.23%	$4.50	0.87%
Hypothetical**	$1,000	$1,023.65	$1.15	0.23%	$4.37	0.87%

AB Multi-Manager Select 2035 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,094.00	$2.49	0.48%	$5.87	1.13%
Hypothetical**	$1,000	$1,022.41	$2.41	0.48%	$5.67	1.13%
Class C
Actual	$1,000	$1,091.20	$6.38	1.23%	$9.75	1.88%
Hypothetical**	$1,000	$1,018.70	$6.16	1.23%	$9.41	1.88%
Advisor Class
Actual	$1,000	$1,095.60	$1.20	0.23%	$4.57	0.88%
Hypothetical**	$1,000	$1,023.65	$1.15	0.23%	$4.42	0.88%
Class R
Actual	$1,000	$1,093.40	$3.79	0.73%	$7.16	1.38%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%	$6.92	1.38%
Class K
Actual	$1,000	$1,094.10	$2.49	0.48%	$5.87	1.13%
Hypothetical**	$1,000	$1,022.41	$2.41	0.48%	$5.67	1.13%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 51

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,095.90	$1.20	0.23%	$4.57	0.88%
Hypothetical**	$1,000	$1,023.65	$1.15	0.23%	$4.42	0.88%
Class Z
Actual	$1,000	$1,095.00	$1.19	0.23%	$4.57	0.88%
Hypothetical**	$1,000	$1,023.65	$1.15	0.23%	$4.42	0.88%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,099.70	$2.71	0.52%	$6.20	1.19%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%	$5.97	1.19%
Class C
Actual	$1,000	$1,096.00	$6.60	1.27%	$10.08	1.94%
Hypothetical**	$1,000	$1,018.50	$6.36	1.27%	$9.71	1.94%
Advisor Class
Actual	$1,000	$1,101.30	$1.41	0.27%	$4.90	0.94%
Hypothetical**	$1,000	$1,023.46	$1.35	0.27%	$4.72	0.94%
Class R
Actual	$1,000	$1,097.40	$4.00	0.77%	$7.49	1.44%
Hypothetical**	$1,000	$1,020.98	$3.86	0.77%	$7.22	1.44%
Class K
Actual	$1,000	$1,100.00	$2.71	0.52%	$6.20	1.19%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%	$5.97	1.19%
Class I
Actual	$1,000	$1,100.90	$1.41	0.27%	$4.90	0.94%
Hypothetical**	$1,000	$1,023.46	$1.35	0.27%	$4.72	0.94%
Class Z
Actual	$1,000	$1,100.90	$1.41	0.27%	$4.90	0.94%
Hypothetical**	$1,000	$1,023.46	$1.35	0.27%	$4.72	0.94%
AB Multi-Manager Select 2045 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,101.70	$2.61	0.50%	$6.04	1.16%
Hypothetical**	$1,000	$1,022.32	$2.51	0.50%	$5.82	1.16%

52 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,098.10	$6.50	1.25%	$9.94	1.91%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%	$9.56	1.91%
Advisor Class
Actual	$1,000	$1,103.90	$1.30	0.25%	$4.75	0.91%
Hypothetical**	$1,000	$1,023.55	$1.25	0.25%	$4.57	0.91%
Class R
Actual	$1,000	$1,100.70	$3.91	0.75%	$7.34	1.41%
Hypothetical**	$1,000	$1,021.08	$3.76	0.75%	$7.07	1.41%
Class K
Actual	$1,000	$1,102.20	$2.61	0.50%	$6.05	1.16%
Hypothetical**	$1,000	$1,022.32	$2.51	0.50%	$5.82	1.16%
Class I
Actual	$1,000	$1,104.10	$1.30	0.25%	$4.75	0.91%
Hypothetical**	$1,000	$1,023.55	$1.25	0.25%	$4.57	0.91%
Class Z
Actual	$1,000	$1,103.10	$1.30	0.25%	$4.75	0.91%
Hypothetical**	$1,000	$1,023.55	$1.25	0.25%	$4.57	0.91%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,104.70	$2.61	0.50%	$6.16	1.18%
Hypothetical**	$1,000	$1,022.32	$2.51	0.50%	$5.92	1.18%
Class C
Actual	$1,000	$1,101.10	$6.51	1.25%	$10.05	1.93%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%	$9.66	1.93%
Advisor Class
Actual	$1,000	$1,106.00	$1.31	0.25%	$4.86	0.93%
Hypothetical**	$1,000	$1,023.55	$1.25	0.25%	$4.67	0.93%
Class R
Actual	$1,000	$1,103.30	$3.91	0.75%	$7.46	1.43%
Hypothetical**	$1,000	$1,021.08	$3.76	0.75%	$7.17	1.43%
Class K
Actual	$1,000	$1,104.00	$2.61	0.50%	$6.16	1.18%
Hypothetical**	$1,000	$1,022.32	$2.51	0.50%	$5.92	1.18%
Class I
Actual	$1,000	$1,106.60	$1.31	0.25%	$4.86	0.93%
Hypothetical**	$1,000	$1,023.55	$1.25	0.25%	$4.67	0.93%
Class Z
Actual	$1,000	$1,105.70	$1.31	0.25%	$4.86	0.93%
Hypothetical**	$1,000	$1,023.55	$1.25	0.25%	$4.67	0.93%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 53

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,105.10	$2.66	0.51%	$6.21	1.19%
Hypothetical**	$1,000	$1,022.27	$2.56	0.51%	$5.97	1.19%
Class C
Actual	$1,000	$1,100.80	$6.56	1.26%	$10.11	1.94%
Hypothetical**	$1,000	$1,018.55	$6.31	1.26%	$9.71	1.94%
Advisor Class
Actual	$1,000	$1,105.80	$1.36	0.26%	$4.91	0.94%
Hypothetical**	$1,000	$1,023.51	$1.30	0.26%	$4.72	0.94%
Class R
Actual	$1,000	$1,103.90	$3.96	0.76%	$7.51	1.44%
Hypothetical**	$1,000	$1,021.03	$3.81	0.76%	$7.22	1.44%
Class K
Actual	$1,000	$1,103.70	$2.66	0.51%	$6.21	1.19%
Hypothetical**	$1,000	$1,022.27	$2.56	0.51%	$5.97	1.19%
Class I
Actual	$1,000	$1,106.40	$1.36	0.26%	$4.91	0.94%
Hypothetical**	$1,000	$1,023.51	$1.30	0.26%	$4.72	0.94%
Class Z
Actual	$1,000	$1,105.40	$1.36	0.26%	$4.91	0.94%
Hypothetical**	$1,000	$1,023.51	$1.30	0.26%	$4.72	0.94%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Funds’ investments in affiliated/unaffiliated underlying portfolios, the Funds incur no direct expenses, but bear proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Funds’ total expenses are equal to the classes’ annualized expense ratio plus the Funds’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which they invest, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

54 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $9,474

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 55

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2010 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $13,199

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

56 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2015 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $42,069

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 57

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2020 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $93,551

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

58 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2025 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $132,644

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 59

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2030 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $101,761

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

60 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2035 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $91,499

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 61

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2040 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $64,562

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

62 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2045 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $54,432

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 63

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2050 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $21,857

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

64 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2055 FUND

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $25,411

1	All data are as of July 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 65

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.3%
Funds and Investment Trusts – 100.3%(a)
AB All Market Real Return Portfolio – Class Z	28,673	$244,583
AB Bond Inflation Strategy Portfolio – Class Z	52,977	569,503
AB Concentrated Growth Fund – Class Z(b)	2,891	96,321
AB Global Bond Fund, Inc. – Class Z	22,649	191,161
AB Global Real Estate Investment Fund II – Class I	30,245	333,605
AB High Income Fund, Inc. – Class Z	26,583	238,180
AB Intermediate Bond Portfolio – Class Z	67,893	757,685
AB Relative Value Fund – Class Z	62,771	381,022
AB Unconstrained Bond Fund, Inc. – Class Z	32,356	281,818
AQR International Defensive Style Fund – Class R6	22,352	292,362
AQR Large Cap Defensive Style Fund – Class R6	21,339	382,614
AQR Long-Short Equity Fund – Class R6	13,418	189,059
AQR Risk-Balanced Commodities Fund – Class R6	23,702	150,511
AQR Style Premia Alternative Fund – Class R6	14,192	147,174
Baird Short Term Bond Fund	106,743	1,036,472
Franklin Growth Fund – Class R6	1,099	97,841
iShares Russell 2000 ETF	493	69,764
Metropolitan West Total Return Bond Fund	65,802	660,649
MFS Institutional International Equity Fund	2,591	63,467
MFS Value Fund – Class R5	2,399	94,179
T. Rowe Price Dividend Growth Fund, Inc.	6,961	284,827
T. Rowe Price Inflation Protected Bond Fund, Inc.	47,963	569,800
T. Rowe Price Institutional Long Duration Credit Fund	26,992	287,469
T. Rowe Price International Funds – International Discovery Fund	1,497	99,243
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	2,038	96,156
Templeton Global Bond Fund – Class R6	11,497	138,878
Vanguard FTSE Developed Markets ETF	7,790	331,153
Vanguard FTSE Emerging Markets ETF	1,114	47,913
Vanguard Short-Term Bond ETF	7,958	636,799
Vanguard Total Bond Market ETF	7,281	596,969
WisdomTree Europe Hedged Equity Fund	2,216	137,414

Total Investment Companies (cost $9,100,043)		9,504,591

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $177,962)	177,962	177,962

Total Investments – 102.2% (cost $9,278,005)		9,682,553
Other assets less liabilities – (2.2)%		(208,088)

Net Assets – 100.0%		$9,474,465

66 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 67

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2010 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.4%
Funds and Investment Trusts – 100.4%(a)
AB All Market Real Return Portfolio – Class Z	46,764	$398,899
AB Bond Inflation Strategy Portfolio – Class Z	98,866	1,062,809
AB Global Bond Fund, Inc. – Class Z	62,740	529,526
AB Global Real Estate Investment Fund II – Class I	48,048	529,970
AB High Income Fund, Inc. – Class Z	33,983	304,485
AB Intermediate Bond Portfolio – Class Z	71,273	795,407
AB Relative Value Fund – Class Z	87,879	533,424
AB Unconstrained Bond Fund, Inc. – Class Z	29,956	260,918
AQR International Defensive Style Fund – Class R6	30,952	404,857
AQR Large Cap Defensive Style Fund – Class R6	29,776	533,876
AQR Long-Short Equity Fund – Class R6	18,833	265,355
AQR Risk-Balanced Commodities Fund – Class R6	42,135	267,560
AQR Style Premia Alternative Fund – Class R6	38,971	404,129
Baird Short Term Bond Fund	50,974	494,959
Franklin Growth Fund – Class R6	2,969	264,245
iShares Core S&P 500 ETF	3,058	759,791
iShares Russell 2000 ETF	948	134,152
Metropolitan West Total Return Bond Fund	105,237	1,056,576
MFS Institutional International Equity Fund	3,551	87,006
MFS Value Fund – Class R5	3,351	131,542
T. Rowe Price Dividend Growth Fund, Inc.	12,969	530,704
T. Rowe Price Emerging Markets Stock Fund	3,269	132,603
T. Rowe Price Inflation Protected Bond Fund, Inc.	66,847	794,143
T. Rowe Price Institutional Long Duration Credit Fund	24,913	265,325
T. Rowe Price International Funds – International Discovery Fund	2,003	132,816
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	2,843	134,156
Templeton Global Bond Fund – Class R6	13,361	161,401
Vanguard FTSE Developed Markets ETF	13,755	584,725
Vanguard FTSE Emerging Markets ETF	1,548	66,579
Vanguard Total Bond Market ETF	12,546	1,028,647
WisdomTree Europe Hedged Equity Fund	3,185	197,502

Total Investment Companies (cost $12,528,686)		13,248,087

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(b) (cost $217,830)	217,830	217,830

Total Investments – 102.0% (cost $12,746,516)		13,465,917
Other assets less liabilities – (2.0)%		(266,823)

Net Assets – 100.0%		$13,199,094

68 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2010 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 69

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2015 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.0%
Funds and Investment Trusts – 100.0%(a)
AB All Market Real Return Portfolio – Class Z	151,331	$1,290,852
AB Bond Inflation Strategy Portfolio – Class Z	312,152	3,355,631
AB Discovery Value Fund – Class Z	19,552	427,788
AB Global Bond Fund, Inc. – Class Z	198,271	1,673,405
AB Global Real Estate Investment Fund II – Class I	153,541	1,693,554
AB High Income Fund, Inc. – Class Z	189,191	1,695,152
AB Intermediate Bond Portfolio – Class Z	188,357	2,102,065
AB Relative Value Fund – Class Z	139,160	844,698
AB Unconstrained Bond Fund, Inc. – Class Z	95,705	833,592
AQR International Defensive Style Fund – Class R6	97,327	1,273,035
AQR Large Cap Defensive Style Fund – Class R6	94,277	1,690,395
AQR Long-Short Equity Fund – Class R6	89,522	1,261,364
AQR Risk-Balanced Commodities Fund – Class R6	206,011	1,308,172
AQR Style Premia Alternative Fund – Class R6	122,549	1,270,837
Baird Short Term Bond Fund	43,048	417,997
Franklin Growth Fund – Class R6	9,398	836,387
iShares Core S&P 500 ETF	11,371	2,825,239
iShares Russell 2000 ETF	2,985	422,407
Metropolitan West Total Return Bond Fund	207,985	2,088,173
MFS Institutional International Equity Fund	28,868	707,273
MFS Value Fund – Class R5	31,970	1,254,821
T. Rowe Price Dividend Growth Fund, Inc.	41,205	1,686,125
T. Rowe Price Emerging Markets Stock Fund	20,757	842,113
T. Rowe Price Inflation Protected Bond Fund, Inc.	246,854	2,932,630
T. Rowe Price Institutional Long Duration Credit Fund	78,638	837,491
T. Rowe Price International Funds – International Discovery Fund	6,530	432,929
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	9,032	426,216
Templeton Global Bond Fund – Class R6	34,708	419,275
Vanguard FTSE Developed Markets ETF	53,931	2,292,607
Vanguard FTSE Emerging Markets ETF	4,915	211,394
Vanguard Total Bond Market ETF	25,695	2,106,733
WisdomTree Europe Hedged Equity Fund	10,093	625,867

Total Investment Companies (cost $39,296,978)		42,086,217

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(b) (cost $693,106)	693,106	693,106

Total Investments – 101.7% (cost $39,990,084)		42,779,323
Other assets less liabilities – (1.7)%		(710,299)

Net Assets – 100.0%		$42,069,024

70 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2015 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 71

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2020 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB All Market Real Return Portfolio – Class Z	329,882	$2,813,890
AB Bond Inflation Strategy Portfolio – Class Z	524,514	5,638,531
AB Discovery Value Fund – Class Z	42,490	929,691
AB Global Bond Fund, Inc. – Class Z	331,021	2,793,817
AB Global Real Estate Investment Fund II – Class I	338,937	3,738,472
AB High Income Fund, Inc. – Class Z	523,560	4,691,100
AB Intermediate Bond Portfolio – Class Z	421,074	4,699,182
AB Relative Value Fund – Class Z	768,601	4,665,406
AB Unconstrained Bond Fund, Inc. – Class Z	109,132	950,539
AQR International Defensive Style Fund – Class R6	215,570	2,819,656
AQR Large Cap Defensive Style Fund – Class R6	208,384	3,736,326
AQR Long-Short Equity Fund – Class R6	266,239	3,751,313
AQR Risk-Balanced Commodities Fund – Class R6	445,861	2,831,219
AQR Style Premia Alternative Fund – Class R6	276,392	2,866,185
Franklin Growth Fund – Class R6	21,257	1,891,852
iShares Core S&P 500 ETF	27,034	6,716,868
iShares Russell 2000 ETF	6,555	927,598
Metropolitan West Total Return Bond Fund	373,428	3,749,214
MFS Institutional International Equity Fund	101,809	2,494,328
MFS Value Fund – Class R5	71,036	2,788,172
T. Rowe Price Dividend Growth Fund, Inc.	91,793	3,756,171
T. Rowe Price Emerging Markets Stock Fund	46,124	1,871,232
T. Rowe Price Inflation Protected Bond Fund, Inc.	395,313	4,696,312
T. Rowe Price Institutional Long Duration Credit Fund	177,151	1,886,660
T. Rowe Price International Funds – International Discovery Fund	28,892	1,915,563
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	19,632	926,424
Templeton Global Bond Fund – Class R6	152,809	1,845,934
Vanguard FTSE Developed Markets ETF	141,141	5,999,904
Vanguard FTSE Emerging Markets ETF	10,923	469,798
Vanguard Total Bond Market ETF	39,966	3,276,812
WisdomTree Europe Hedged Equity Fund	21,544	1,335,943

Total Investment Companies (cost $86,851,121)		93,474,112

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(b) (cost $1,552,631)	1,552,631	1,552,631

Total Investments – 101.6% (cost $88,403,752)		95,026,743
Other assets less liabilities – (1.6)%		(1,475,501)

Net Assets – 100.0%		$93,551,242

72 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2020 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 73

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2025 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB All Market Real Return Portfolio – Class Z	319,685	$2,726,910
AB Bond Inflation Strategy Portfolio – Class Z	366,314	3,937,879
AB Concentrated Growth Fund – Class Z(b)	118,376	3,944,279
AB Discovery Growth Fund, Inc. – Class Z(b)	122,586	1,311,669
AB Discovery Value Fund – Class Z	59,458	1,300,949
AB Global Bond Fund, Inc. – Class Z	466,899	3,940,630
AB Global Real Estate Investment Fund II – Class I	600,354	6,621,902
AB High Income Fund, Inc. – Class Z	887,195	7,949,267
AB Intermediate Bond Portfolio – Class Z	354,535	3,956,616
AB Relative Value Fund – Class Z	1,308,184	7,940,676
AQR International Defensive Style Fund – Class R6	304,181	3,978,689
AQR Large Cap Defensive Style Fund – Class R6	293,974	5,270,949
AQR Long-Short Equity Fund – Class R6	472,350	6,655,419
AQR Risk-Balanced Commodities Fund – Class R6	864,945	5,492,401
AQR Style Premia Alternative Fund – Class R6	388,958	4,033,491
Franklin Growth Fund – Class R6	44,691	3,977,459
iShares Core S&P 500 ETF	33,164	8,239,927
iShares Russell 2000 ETF	9,367	1,325,524
Metropolitan West Total Return Bond Fund	125,670	1,261,729
MFS Institutional International Equity Fund	198,455	4,862,160
MFS Value Fund – Class R5	133,604	5,243,953
T. Rowe Price Dividend Growth Fund, Inc.	128,533	5,259,556
T. Rowe Price Emerging Markets Stock Fund	65,450	2,655,302
T. Rowe Price Inflation Protected Bond Fund, Inc.	329,367	3,912,880
T. Rowe Price Institutional Long Duration Credit Fund	243,708	2,595,489
T. Rowe Price International Funds – International Discovery Fund	40,738	2,700,958
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	27,602	1,302,534
Templeton Global Bond Fund – Class R6	214,208	2,587,629
Vanguard FTSE Developed Markets ETF	232,962	9,903,215
Vanguard FTSE Emerging Markets ETF	15,500	666,655
Vanguard Total Bond Market ETF	56,712	4,649,817
WisdomTree Europe Hedged Equity Fund	31,420	1,948,354

Total Investment Companies (cost $121,069,825)		132,154,867

74 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2025 FUND

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $2,693,003)	2,693,003	$2,693,003

Total Investments – 101.7% (cost $123,762,828)		134,847,870
Other assets less liabilities – (1.7)%		(2,203,958)

Net Assets – 100.0%		$132,643,912

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 75

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2030 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Real Return Portfolio – Class Z	118,342	$1,009,460
AB Concentrated Growth Fund – Class Z(b)	90,140	3,003,480
AB Discovery Growth Fund, Inc. – Class Z(b)	92,466	989,388
AB Discovery Value Fund – Class Z	92,012	2,013,219
AB Global Bond Fund, Inc. – Class Z	358,317	3,024,197
AB Global Real Estate Investment Fund II – Class I	373,326	4,117,782
AB High Income Fund, Inc. – Class Z	685,617	6,143,124
AB Intermediate Bond Portfolio – Class Z	272,345	3,039,364
AB Relative Value Fund – Class Z	1,677,039	10,179,629
AQR International Defensive Style Fund – Class R6	231,846	3,032,551
AQR Large Cap Defensive Style Fund – Class R6	283,956	5,091,328
AQR Long-Short Equity Fund – Class R6	434,240	6,118,440
AQR Risk-Balanced Commodities Fund – Class R6	666,258	4,230,739
AQR Style Premia Alternative Fund – Class R6	194,660	2,018,627
Franklin Growth Fund – Class R6	33,716	3,000,754
iShares Core S&P 500 ETF	21,171	5,260,147
iShares Russell 2000 ETF	7,079	1,001,749
Metropolitan West Total Return Bond Fund	96,908	972,957
MFS Institutional International Equity Fund	235,814	5,777,435
MFS Value Fund – Class R5	155,431	6,100,646
T. Rowe Price Dividend Growth Fund, Inc.	73,866	3,022,590
T. Rowe Price Emerging Markets Stock Fund	50,241	2,038,275
T. Rowe Price Inflation Protected Bond Fund, Inc.	85,859	1,020,007
T. Rowe Price International Funds – International Discovery Fund	30,710	2,036,090
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	21,021	991,979
Templeton Global Bond Fund – Class R6	163,880	1,979,671
Vanguard FTSE Developed Markets ETF	201,976	8,586,000
Vanguard FTSE Emerging Markets ETF	35,694	1,535,199
Vanguard Total Bond Market ETF	31,094	2,549,397
WisdomTree Europe Hedged Equity Fund	23,808	1,476,334

Total Investment Companies (cost $92,571,553)		101,360,558

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $2,156,165)	2,156,165	2,156,165

Total Investments – 101.7% (cost $94,727,718)		103,516,723
Other assets less liabilities – (1.7)%		(1,755,474)

Net Assets – 100.0%		$101,761,249

76 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2030 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 77

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2035 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Real Return Portfolio – Class Z	106,732	$910,424
AB Concentrated Growth Fund – Class Z(b)	135,304	4,508,326
AB Discovery Growth Fund, Inc. – Class Z(b)	84,397	903,051
AB Discovery Value Fund – Class Z	83,335	1,823,364
AB Global Real Estate Investment Fund II – Class I	329,918	3,638,991
AB High Income Fund, Inc. – Class Z	613,794	5,499,597
AB Intermediate Bond Portfolio – Class Z	164,254	1,833,071
AB Relative Value Fund – Class Z	1,811,064	10,993,157
AQR International Defensive Style Fund – Class R6	208,737	2,730,275
AQR Large Cap Defensive Style Fund – Class R6	254,992	4,572,005
AQR Long-Short Equity Fund – Class R6	449,855	6,338,459
AQR Risk-Balanced Commodities Fund – Class R6	444,599	2,823,205
AQR Style Premia Alternative Fund – Class R6	89,523	928,350
Franklin Growth Fund – Class R6	50,946	4,534,222
iShares Core S&P 500 ETF	15,376	3,820,321
iShares Russell 2000 ETF	6,494	918,966
MFS Institutional International Equity Fund	286,323	7,014,913
MFS Value Fund – Class R5	138,717	5,444,655
T. Rowe Price Dividend Growth Fund, Inc.	44,412	1,817,350
T. Rowe Price Emerging Markets Stock Fund	45,141	1,831,356
T. Rowe Price International Funds – International Discovery Fund	41,537	2,753,910
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	18,625	878,939
Templeton Global Bond Fund – Class R6	73,930	893,078
Vanguard FTSE Developed Markets ETF	202,475	8,607,212
Vanguard FTSE Emerging Markets ETF	53,451	2,298,928
Vanguard Total Bond Market ETF	16,763	1,374,398
WisdomTree Europe Hedged Equity Fund	21,598	1,339,292

Total Investment Companies (cost $81,703,705)		91,029,815

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $1,004,222)	1,004,222	1,004,222

Total Investments – 100.6% (cost $82,707,927)		92,034,037
Other assets less liabilities – (0.6)%		(535,479)

Net Assets – 100.0%		$91,498,558

78 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2035 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 79

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2040 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB Concentrated Growth Fund – Class Z(b)	155,021	$5,165,290
AB Discovery Growth Fund, Inc. – Class Z(b)	58,614	627,168
AB Discovery Value Fund – Class Z	88,317	1,932,374
AB Global Real Estate Investment Fund II – Class I	175,662	1,937,554
AB High Income Fund, Inc. – Class Z	70,819	634,536
AB Intermediate Bond Portfolio – Class Z	115,304	1,286,796
AB Relative Value Fund – Class Z	1,593,389	9,671,873
AQR International Defensive Style Fund – Class R6	97,237	1,271,859
AQR Large Cap Defensive Style Fund – Class R6	72,080	1,292,399
AQR Long-Short Equity Fund – Class R6	319,900	4,507,393
AQR Risk-Balanced Commodities Fund – Class R6	311,698	1,979,285
Franklin Growth Fund – Class R6	35,951	3,199,651
iShares Core S&P 500 ETF	8,315	2,065,945
iShares Russell 2000 ETF	4,577	647,691
MFS Institutional International Equity Fund	254,323	6,230,908
MFS Value Fund – Class R5	131,839	5,174,670
T. Rowe Price Dividend Growth Fund, Inc.	31,575	1,292,032
T. Rowe Price Emerging Markets Stock Fund	47,534	1,928,446
T. Rowe Price International Funds – International Discovery Fund	29,337	1,945,054
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	13,673	645,240
Templeton Global Bond Fund – Class R6	51,011	616,211
Vanguard FTSE Developed Markets ETF	158,342	6,731,118
Vanguard FTSE Emerging Markets ETF	37,522	1,613,821
Vanguard Total Bond Market ETF	11,767	964,776
WisdomTree Europe Hedged Equity Fund	15,521	962,457

Total Investment Companies (cost $57,206,720)		64,324,547

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $1,203,849)	1,203,849	1,203,849

Total Investments – 101.5% (cost $58,410,569)		65,528,396
Other assets less liabilities – (1.5)%		(966,080)

Net Assets – 100.0%		$64,562,316

80 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2040 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 81

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2045 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB Concentrated Growth Fund – Class Z(b)	129,331	$4,309,294
AB Discovery Value Fund – Class Z	74,000	1,619,116
AB Global Real Estate Investment Fund II – Class I	148,787	1,641,118
AB Intermediate Bond Portfolio – Class Z	134,300	1,498,790
AB Relative Value Fund – Class Z	1,437,929	8,728,230
AQR International Defensive Style Fund – Class R6	40,497	529,700
AQR Large Cap Defensive Style Fund – Class R6	29,669	531,961
AQR Long-Short Equity Fund – Class R6	269,795	3,801,408
AQR Risk-Balanced Commodities Fund – Class R6	181,067	1,149,775
Franklin Growth Fund – Class R6	42,566	3,788,387
iShares Core S&P 500 ETF	6,993	1,737,481
iShares Russell 2000 ETF	3,769	533,351
MFS Institutional International Equity Fund	238,008	5,831,201
MFS Value Fund – Class R5	124,027	4,868,043
T. Rowe Price Dividend Growth Fund, Inc.	13,138	537,617
T. Rowe Price Emerging Markets Stock Fund	40,287	1,634,456
T. Rowe Price International Funds – International Discovery Fund	24,831	1,646,300
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	22,770	1,074,536
Vanguard FTSE Developed Markets ETF	147,107	6,253,519
Vanguard FTSE Emerging Markets ETF	31,802	1,367,804
Vanguard Total Bond Market ETF	4,879	400,029
WisdomTree Europe Hedged Equity Fund	12,771	791,930

Total Investment Companies (cost $48,189,680)		54,274,046

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $252,267)	252,267	252,267

Total Investments – 100.2% (cost $48,441,947)		54,526,313
Other assets less liabilities – (0.2)%		(93,966)

Net Assets – 100.0%		$54,432,347

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

82 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2050 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB Concentrated Growth Fund – Class Z(b)	58,530	$1,950,204
AB Discovery Value Fund – Class Z	29,748	650,885
AB Global Real Estate Investment Fund II – Class I	59,284	653,906
AB Intermediate Bond Portfolio – Class Z	54,004	602,683
AB Relative Value Fund – Class Z	540,270	3,279,436
AQR Long-Short Equity Fund – Class R6	108,815	1,533,211
AQR Risk-Balanced Commodities Fund – Class R6	70,439	447,289
Franklin Growth Fund – Class R6	17,018	1,514,642
iShares Core S&P 500 ETF	3,682	914,830
iShares Russell 2000 ETF	1,543	218,350
MFS Institutional International Equity Fund	104,472	2,559,564
MFS Value Fund – Class R5	50,065	1,965,066
T. Rowe Price Emerging Markets Stock Fund	27,001	1,095,425
T. Rowe Price International Funds – International Discovery Fund	10,020	664,338
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	9,073	428,154
Vanguard FTSE Developed Markets ETF	63,833	2,713,541
Vanguard FTSE Emerging Markets ETF	2,557	109,976
Vanguard Total Bond Market ETF	1,985	162,750
WisdomTree Europe Hedged Equity Fund	5,171	320,654

Total Investment Companies (cost $19,309,073)		21,784,904

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $113,303)	113,303	113,303

Total Investments – 100.2% (cost $19,422,376)		21,898,207
Other assets less liabilities – (0.2)%		(41,163)

Net Assets – 100.0%		$21,857,044

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 83

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2055 FUND

July 31, 2017

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB Concentrated Growth Fund – Class Z(b)	68,697	$2,288,976
AB Discovery Value Fund – Class Z	34,594	756,917
AB Global Real Estate Investment Fund II – Class I	68,909	760,065
AB Intermediate Bond Portfolio – Class Z	62,767	700,478
AB Relative Value Fund – Class Z	630,452	3,826,842
AQR Long-Short Equity Fund – Class R6	126,746	1,785,856
AQR Risk-Balanced Commodities Fund – Class R6	82,822	525,920
Franklin Growth Fund – Class R6	19,936	1,774,330
iShares Core S&P 500 ETF	4,283	1,064,154
iShares Russell 2000 ETF	1,730	244,812
MFS Institutional International Equity Fund	121,961	2,988,051
MFS Value Fund – Class R5	58,423	2,293,096
T. Rowe Price Emerging Markets Stock Fund	31,381	1,273,141
T. Rowe Price International Funds – International Discovery Fund	11,630	771,077
T. Rowe Price Small-Cap Value Fund, Inc. – Class I	10,624	501,334
Vanguard FTSE Developed Markets ETF	74,106	3,150,246
Vanguard FTSE Emerging Markets ETF	2,972	127,826
Vanguard Total Bond Market ETF	2,184	179,066
WisdomTree Europe Hedged Equity Fund	5,896	365,611

Total Investment Companies (cost $22,703,755)		25,377,798

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(a)(c) (cost $169,684)	169,684	169,684

Total Investments – 100.5% (cost $22,873,439)		25,547,482
Other assets less liabilities – (0.5)%		(136,790)

Net Assets – 100.0%		$25,410,692

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

84 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

July 31, 2017

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $6,124,972)	$6,410,713
Affiliated issuers (cost $3,153,033)	3,271,840
Receivable due from Adviser	21,324
Receivable for capital stock sold	10,313
Affiliated dividends receivable	3,279
Unaffiliated dividends receivable	2,447

Total assets	9,719,916

Liabilities
Payable for investments purchased	147,741
Custody fee payable	41,700
Audit and tax fee payable	34,535
Distribution fee payable	1,773
Transfer Agent fee payable	1,436
Payable for capital stock redeemed	693
Accrued expenses	17,573

Total liabilities	245,451

Net Assets	$9,474,465

Composition of Net Assets
Capital stock, at par	$90
Additional paid-in capital	8,982,596
Undistributed net investment income	70,635
Accumulated net realized gain on investment transactions	16,596
Net unrealized appreciation on investments	404,548

$9,474,465

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$309,517	28,217	$10.97	*

C	$186,047	17,285	$10.76

Advisor	$25,126	2,273	$11.05

R	$16,789	1,601	$10.49

K	$7,868,615	748,914	$10.51

I	$1,057,568	100,344	$10.54

Z	$10,803	1,026	$10.53

*	The maximum offering price per share for Class A shares was $11.46 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 85

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $8,258,511)	$8,832,649
Affiliated issuers (cost $4,488,005)	4,633,268
Receivable due from Adviser	20,073
Receivable for capital stock sold	5,745
Affiliated dividends receivable	4,392
Unaffiliated dividends receivable	3,340

Total assets	13,499,467

Liabilities
Payable for investments purchased	205,485
Custody fee payable	41,660
Audit and tax fee payable	32,211
Distribution fee payable	2,628
Transfer Agent fee payable	1,489
Accrued expenses	16,900

Total liabilities	300,373

Net Assets	$13,199,094

Composition of Net Assets
Capital stock, at par	$123
Additional paid-in capital	12,132,781
Undistributed net investment income	101,161
Accumulated net realized gain on investment transactions	245,628
Net unrealized appreciation on investments	719,401

$13,199,094

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$376,075	33,847	$11.11	*

C	$142,206	12,979	$10.96

Advisor	$778,055	70,474	$11.04

R	$388,542	36,545	$10.63

K	$11,448,228	1,074,936	$10.65

I	$54,955	5,157.60	$10.66

Z	$11,033	1,033	$10.68

*	The maximum offering price per share for Class A shares was $11.60 which reflects a sales charge of 4.25%.

See notes to financial statements.

86 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $25,893,415)	$28,169,480
Affiliated issuers (cost $14,096,669)	14,609,843
Receivable due from Adviser	18,832
Affiliated dividends receivable	16,393
Receivable for capital stock sold	9,664
Unaffiliated dividends receivable	7,520

Total assets	42,831,732

Liabilities
Payable for investments purchased	662,858
Custody fee payable	40,313
Distribution fee payable	8,707
Transfer Agent fee payable	1,721
Accrued expenses	49,109

Total liabilities	762,708

Net Assets	$42,069,024

Composition of Net Assets
Capital stock, at par	$389
Additional paid-in capital	38,124,481
Undistributed net investment income	307,001
Accumulated net realized gain on investment transactions	847,914
Net unrealized appreciation on investments	2,789,239

$42,069,024

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,224,314	201,950	$11.01	*

C	$737,501	67,553	$10.92

Advisor	$77,554	6,948	$11.16

R	$398,628	36,999	$10.77

K	$38,085,856	3,528,324	$10.79

I	$533,960	49,381	$10.81

Z	$11,211	1,037	$10.81

*	The maximum offering price per share for Class A shares was $11.50 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 87

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $57,201,241)	$62,553,484
Affiliated issuers (cost $31,202,511)	32,473,259
Receivable for investments sold	86,564
Affiliated dividends receivable	38,941
Receivable for capital stock sold	36,497
Unaffiliated dividends receivable	14,444
Receivable due from Adviser	734

Total assets	95,203,923

Liabilities
Due to custodian	86,564
Payable for investments purchased	1,450,731
Distribution fee payable	19,382
Transfer Agent fee payable	3,423
Payable for capital stock redeemed	19
Accrued expenses	92,562

Total liabilities	1,652,681

Net Assets	$93,551,242

Composition of Net Assets
Capital stock, at par	$854
Additional paid-in capital	84,581,186
Undistributed net investment income	643,435
Accumulated net realized gain on investment transactions	1,702,776
Net unrealized appreciation on investments	6,622,991

$93,551,242

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,239,312	469,952	$11.15	*

C	$1,582,614	143,596	$11.02

Advisor	$220,371	19,721	$11.17

R	$2,052,313	188,010	$10.92

K	$82,262,973	7,521,612	$10.94

I	$2,182,294	199,155	$10.96

Z	$11,365	1,038	$10.95

*	The maximum offering price per share for Class A shares was $11.64 which reflects a sales charge of 4.25%.

See notes to financial statements.

88 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $80,049,317)	$88,524,090
Affiliated issuers (cost $43,713,511)	46,323,780
Receivable for capital stock sold	61,772
Affiliated dividends receivable	55,180
Unaffiliated dividends receivable	10,806

Total assets	134,975,628

Liabilities
Payable for investments purchased	2,075,392
Payable for capital stock redeemed	129,852
Distribution fee payable	26,165
Transfer Agent fee payable	5,162
Advisory fee payable	538
Accrued expenses	94,607

Total liabilities	2,331,716

Net Assets	$132,643,912

Composition of Net Assets
Capital stock, at par	$1,195
Additional paid-in capital	118,353,817
Undistributed net investment income	835,186
Accumulated net realized gain on investment transactions	2,368,672
Net unrealized appreciation on investments	11,085,042

$132,643,912

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,804,110	424,500	$11.32	*

C	$629,438	56,246	$11.19

Advisor	$860,628	75,883	$11.34

R	$2,851,811	257,985	$11.05

K	$120,243,446	10,840,233	$11.09

I	$3,216,727	289,266	$11.12

Z	$37,752	3,398	$11.11

*	The maximum offering price per share for Class A shares was $11.82 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 89

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $61,159,925)	$67,840,915
Affiliated issuers (cost $33,567,793)	35,675,808
Receivable for capital stock sold	63,129
Affiliated dividends receivable	41,829
Unaffiliated dividends receivable	2,321

Total assets	103,624,002

Liabilities
Payable for investments purchased	1,616,993
Payable for capital stock redeemed	123,237
Distribution fee payable	19,758
Advisory fee payable	5,367
Transfer Agent fee payable	3,855
Accrued expenses	93,543

Total liabilities	1,862,753

Net Assets	$101,761,249

Composition of Net Assets
Capital stock, at par	$897
Additional paid-in capital	90,042,901
Undistributed net investment income	537,651
Accumulated net realized gain on investment transactions	2,390,795
Net unrealized appreciation on investments	8,789,005

$101,761,249

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,955,638	515,057	$11.56	*

C	$951,093	83,208	$11.43

Advisor	$924,529	79,773	$11.59

R	$1,300,492	114,952	$11.31

K	$88,324,683	7,794,293	$11.33

I	$4,288,198	377,410	$11.36

Z	$16,616	1,463	$11.36

*	The maximum offering price per share for Class A shares was $12.07 which reflects a sales charge of 4.25%.

See notes to financial statements.

90 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $53,970,399)	$60,919,834
Affiliated issuers (cost $28,737,528)	31,114,203
Cash	241,235
Receivable for capital stock sold	73,006
Affiliated dividends receivable	27,555

Total assets	92,375,833

Liabilities
Payable for investments purchased	728,197
Payable for capital stock redeemed	27,187
Distribution fee payable	17,712
Advisory fee payable	7,000
Transfer Agent fee payable	3,518
Accrued expenses	93,661

Total liabilities	877,275

Net Assets	$91,498,558

Composition of Net Assets
Capital stock, at par	$794
Additional paid-in capital	79,892,159
Undistributed net investment income	413,386
Accumulated net realized gain on investment transactions	1,866,109
Net unrealized appreciation on investments	9,326,110

$91,498,558

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,670,755	397,175	$11.76	*

C	$603,818	52,069	$11.60

Advisor	$534,618	45,290	$11.80

R	$1,708,567	148,965	$11.47

K	$79,676,511	6,922,841	$11.51

I	$4,280,003	370,914	$11.54

Z	$24,286	2,106	$11.53

*	The maximum offering price per share for Class A shares was $12.28 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 91

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $37,933,671)	$43,068,956
Affiliated issuers (cost $20,476,898)	22,459,440
Receivable for capital stock sold	63,031
Affiliated dividends receivable	4,418
Receivable due from Adviser	3,742

Total assets	65,599,587

Liabilities
Payable for investments purchased	916,839
Payable for capital stock redeemed	13,390
Distribution fee payable	12,216
Transfer Agent fee payable	2,451
Accrued expenses	92,375

Total liabilities	1,037,271

Net Assets	$64,562,316

Composition of Net Assets
Capital stock, at par	$558
Additional paid-in capital	55,831,040
Undistributed net investment income	213,607
Accumulated net realized gain on investment transactions	1,399,284
Net unrealized appreciation on investments	7,117,827

$64,562,316

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,050,704	343,249	$11.80	*

C	$398,296	34,189	$11.65

Advisor	$459,329	38,767	$11.85

R	$1,508,004	131,202	$11.49

K	$53,901,996	4,668,519	$11.55

I	$3,644,188	315,019	$11.57

Z	$599,799	51,842	$11.57

*	The maximum offering price per share for Class A shares was $12.32 which reflects a sales charge of 4.25%.

See notes to financial statements.

92 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $31,942,336)	$36,477,498
Affiliated issuers (cost $16,499,611)	18,048,815
Receivable for capital stock sold	75,490
Receivable due from Adviser	2,762
Affiliated dividends receivable	1,192

Total assets	54,605,757

Liabilities
Payable for capital stock redeemed	68,262
Custody fee payable	39,735
Audit and tax fee payable	30,430
Distribution fee payable	10,410
Legal fee payable	9,696
Transfer Agent fee payable	2,081
Payable for investments purchased	1,027
Accrued expenses	11,769

Total liabilities	173,410

Net Assets	$54,432,347

Composition of Net Assets
Capital stock, at par	$467
Additional paid-in capital	46,998,537
Undistributed net investment income	169,408
Accumulated net realized gain on investment transactions	1,179,569
Net unrealized appreciation on investments	6,084,366

$54,432,347

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,015,218	252,870	$11.92	*

C	$275,066	23,175	$11.87

Advisor	$32,410	2,698	$12.01

R	$2,174,116	187,545	$11.59

K	$44,736,298	3,840,989	$11.65

I	$3,829,812	328,145	$11.67

Z	$369,427	31,673	$11.66

*	The maximum offering price per share for Class A shares was $12.45 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 93

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $12,778,804)	$14,647,790
Affiliated issuers (cost $6,643,572)	7,250,417
Receivable for capital stock sold	42,680
Receivable due from Adviser	16,675
Affiliated dividends receivable	474

Total assets	21,958,036

Liabilities
Custody fee payable	39,183
Audit and tax fee payable	32,211
Legal fee payable	9,696
Distribution fee payable	3,965
Transfer Agent fee payable	1,576
Payable for capital stock redeemed	1,441
Payable for investments purchased	415
Accrued expenses	12,505

Total liabilities	100,992

Net Assets	$21,857,044

Composition of Net Assets
Capital stock, at par	$187
Additional paid-in capital	18,825,326
Undistributed net investment income	68,338
Accumulated net realized gain on investment transactions	487,362
Net unrealized appreciation on investments	2,475,831

$21,857,044

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,035,343	85,388	$12.13	*

C	$81,249	6,784	$11.98

Advisor	$117,487	9,625	$12.21

R	$570,076	48,976	$11.64

K	$17,652,149	1,511,016	$11.68

I	$2,388,412	203,688	$11.73

Z	$12,328	1,052	$11.72

*	The maximum offering price per share for Class A shares was $12.67 which reflects a sales charge of 4.25%.

See notes to financial statements.

94 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $15,048,717)	$17,044,520
Affiliated issuers (cost $7,824,722)	8,502,962
Receivable for capital stock sold	47,747
Receivable due from Adviser	10,780
Affiliated dividends receivable	572

Total assets	25,606,581

Liabilities
Payable for investments purchased	96,496
Custody fee payable	39,222
Audit and tax fee payable	32,211
Distribution fee payable	4,663
Transfer Agent fee payable	1,758
Payable for capital stock redeemed	895
Accrued expenses	20,644

Total liabilities	195,889

Net Assets	$25,410,692

Composition of Net Assets
Capital stock, at par	$218
Additional paid-in capital	22,241,309
Undistributed net investment income	72,733
Accumulated net realized gain on investment transactions	422,389
Net unrealized appreciation on investments	2,674,043

$25,410,692

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,094,328	91,288	$11.99	*

C	$191,995	16,272	$11.80

Advisor	$546,910	45,124	$12.12

R	$323,377	27,936	$11.58

K	$21,440,529	1,848,022	$11.60

I	$1,800,641	154,612	$11.65

Z	$12,912	1,109	$11.64

*	The maximum offering price per share for Class A shares was $12.52 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 95

STATEMENT OF OPERATIONS

Year Ended July 31, 2017

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$130,484
Income distributions from affiliated Underlying Portfolios	102,438	$232,922

Expenses
Advisory fee (see Note B)	14,465
Distribution fee – Class A	820
Distribution fee – Class C	1,596
Distribution fee – Class R	150
Distribution fee – Class K	20,640
Transfer agency – Class A	10,326
Transfer agency – Class C	5,201
Transfer agency – Advisor Class	735
Transfer agency – Class R	64
Transfer agency – Class K	15,272
Transfer agency – Class I	879
Transfer agency – Class Z	2
Registration fees	93,823
Custodian	68,441
Audit and tax	38,244
Legal	28,377
Directors’ fees	27,338
Printing	2,317
Miscellaneous	9,762

Total expenses	338,452
Less: expenses waived and reimbursed by the Adviser (see Note B)	(298,967)

Net expenses		39,485

Net investment income		193,437

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		22,493
Unaffiliated Underlying Portfolios		86,615
Net realized gain distributions from:
Affiliated Underlying Portfolios		14,671
Unaffiliated Underlying Portfolios		17,616
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		12,913
Unaffiliated Underlying Portfolios		135,896

Net gain on investment transactions		290,204

Net Increase in Net Assets from Operations		$483,641

See notes to financial statements.

96 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$184,360
Income distributions from affiliated Underlying Portfolios	147,554	$331,914

Expenses
Advisory fee (see Note B)	20,459
Distribution fee – Class A	1,044
Distribution fee – Class C	1,248
Distribution fee – Class R	2,988
Distribution fee – Class K	29,296
Transfer agency – Class A	4,637
Transfer agency – Class C	1,469
Transfer agency – Advisor Class	8,402
Transfer agency – Class R	1,292
Transfer agency – Class K	23,437
Transfer agency – Class I	41
Transfer agency – Class Z	2
Registration fees	93,824
Custodian	68,304
Audit and tax	35,538
Legal	28,402
Directors’ fees	27,338
Printing	2,261
Miscellaneous	8,957

Total expenses	358,939

Less: expenses waived and reimbursed by the Adviser (see Note B)	(303,548)

Net expenses		55,391

Net investment income		276,523

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		52,000
Unaffiliated Underlying Portfolios		256,548
Net realized gain distributions from:
Affiliated Underlying Portfolios		19,353
Unaffiliated Underlying Portfolios		33,098
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(40,082)
Unaffiliated Underlying Portfolios		220,625

Net gain on investment transactions		541,542

Net Increase in Net Assets from Operations		$818,065

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 97

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$575,005
Income distributions from affiliated Underlying Portfolios	483,031	$1,058,036

Expenses
Advisory fee (see Note B)	64,506
Distribution fee – Class A	6,168
Distribution fee – Class C	7,320
Distribution fee – Class R	1,919
Distribution fee – Class K	97,054
Transfer agency – Class A	3,644
Transfer agency – Class C	1,135
Transfer agency – Advisor Class	112
Transfer agency – Class R	881
Transfer agency – Class K	76,849
Transfer agency – Class I	584
Transfer agency – Class Z	2
Registration fees	94,174
Custodian	68,979
Audit and tax	33,758
Legal	28,417
Directors’ fees	27,337
Printing	4,508
Miscellaneous	11,654

Total expenses	529,001

Less: expenses waived and reimbursed by the Adviser (see Note B)	(352,332)

Net expenses		176,669

Net investment income		881,367

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		158,957
Unaffiliated Underlying Portfolios		896,752
Net realized gain distributions from:
Affiliated Underlying Portfolios		62,205
Unaffiliated Underlying Portfolios		115,264
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(61,192)
Unaffiliated Underlying Portfolios		1,017,889

Net gain on investment transactions		2,189,875

Net Increase in Net Assets from Operations		$3,071,242

See notes to financial statements.

98 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,165,548
Income distributions from affiliated Underlying Portfolios	1,000,702	$2,166,250

Expenses
Advisory fee (see Note B)	132,235
Distribution fee – Class A	14,881
Distribution fee – Class C	13,926
Distribution fee – Class R	10,156
Distribution fee – Class K	190,737
Transfer agency – Class A	6,235
Transfer agency – Class C	1,479
Transfer agency – Advisor Class	210
Transfer agency – Class R	4,144
Transfer agency – Class K	139,372
Transfer agency – Class I	2,733
Transfer agency – Class Z	2
Registration fees	94,400
Custodian	69,594
Audit and tax	33,764
Legal	28,429
Directors’ fees	27,338
Printing	9,713
Miscellaneous	15,837

Total expenses	795,185

Less: expenses waived and reimbursed by the Adviser (see Note B)	(396,031)

Net expenses		399,154

Net investment income		1,767,096

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		244,653
Unaffiliated Underlying Portfolios		1,820,870
Net realized gain distributions from:
Affiliated Underlying Portfolios		211,371
Unaffiliated Underlying Portfolios		231,078
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		331,885
Unaffiliated Underlying Portfolios		3,121,751

Net gain on investment transactions		5,961,608

Net Increase in Net Assets from Operations		$7,728,704

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 99

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,672,590
Income distributions from affiliated Underlying Portfolios	1,363,712	$3,036,302

Expenses
Advisory fee (see Note B)	184,754
Distribution fee – Class A	13,717
Distribution fee – Class C	7,891
Distribution fee – Class R	14,098
Distribution fee – Class K	275,977
Transfer agency – Class A	6,854
Transfer agency – Class C	1,167
Transfer agency – Advisor Class	1,046
Transfer agency – Class R	4,320
Transfer agency – Class K	203,307
Transfer agency – Class I	3,129
Transfer agency – Class Z	6
Registration fees	94,955
Custodian	70,533
Audit and tax	33,766
Legal	28,439
Directors’ fees	27,337
Printing	11,297
Miscellaneous	17,420

Total expenses	1,000,013

Less: expenses waived and reimbursed by the Adviser (see Note B)	(463,781)

Net expenses		536,232

Net investment income		2,500,070

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		297,750
Unaffiliated Underlying Portfolios		2,454,475
Net realized gain distributions from:
Affiliated Underlying Portfolios		389,096
Unaffiliated Underlying Portfolios		380,377
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,366,856
Unaffiliated Underlying Portfolios		5,208,399

Net gain on investment transactions		10,096,953

Net Increase in Net Assets from Operations		$12,597,023

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,192,995
Income distributions from affiliated Underlying Portfolios	968,543	$2,161,538

Expenses
Advisory fee (see Note B)	134,396
Distribution fee – Class A	15,321
Distribution fee – Class C	9,565
Distribution fee – Class R	7,717
Distribution fee – Class K	192,013
Transfer agency – Class A	7,101
Transfer agency – Class C	1,222
Transfer agency – Advisor Class	866
Transfer agency – Class R	2,867
Transfer agency – Class K	136,669
Transfer agency – Class I	3,657
Transfer agency – Class Z	3
Registration fees	94,274
Custodian	69,733
Audit and tax	33,764
Legal	28,430
Directors’ fees	27,338
Printing	12,255
Miscellaneous	14,178

Total expenses	791,369

Less: expenses waived and reimbursed by the Adviser (see Note B)	(361,709)

Net expenses		429,660

Net investment income		1,731,878

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		314,314
Unaffiliated Underlying Portfolios		2,335,229
Net realized gain distributions from:
Affiliated Underlying Portfolios		330,474
Unaffiliated Underlying Portfolios		306,283
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,313,735
Unaffiliated Underlying Portfolios		4,441,235

Net gain on investment transactions		9,041,270

Net Increase in Net Assets from Operations		$10,773,148

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 101

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,007,360
Income distributions from affiliated Underlying Portfolios	751,726	$1,759,086

Expenses
Advisory fee (see Note B)	117,296
Distribution fee – Class A	11,926
Distribution fee – Class C	9,336
Distribution fee – Class R	7,711
Distribution fee – Class K	167,284
Transfer agency – Class A	7,446
Transfer agency – Class C	1,648
Transfer agency – Advisor Class	784
Transfer agency – Class R	1,758
Transfer agency – Class K	115,378
Transfer agency – Class I	3,927
Transfer agency – Class Z	3
Registration fees	94,444
Custodian	69,169
Audit and tax	33,763
Legal	28,425
Directors’ fees	27,337
Printing	13,262
Miscellaneous	13,883

Total expenses	724,780

Less: expenses waived and reimbursed by the Adviser (see Note B)	(347,405)

Net expenses		377,375

Net investment income		1,381,711

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		198,603
Unaffiliated Underlying Portfolios		1,722,034
Net realized gain distributions from:
Affiliated Underlying Portfolios		379,968
Unaffiliated Underlying Portfolios		286,532
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,679,912
Unaffiliated Underlying Portfolios		5,024,858

Net gain on investment transactions		9,291,907

Net Increase in Net Assets from Operations		$10,673,618

See notes to financial statements.

102 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$786,067
Income distributions from affiliated Underlying Portfolios	412,817	$1,198,884

Expenses
Advisory fee (see Note B)	87,840
Distribution fee – Class A	10,595
Distribution fee – Class C	7,708
Distribution fee – Class R	6,653
Distribution fee – Class K	121,375
Transfer agency – Class A	6,972
Transfer agency – Class C	1,500
Transfer agency – Advisor Class	671
Transfer agency – Class R	2,016
Transfer agency – Class K	88,587
Transfer agency – Class I	2,815
Transfer agency – Class Z	110
Registration fees	94,376
Custodian	68,971
Audit and tax	33,757
Legal	28,420
Directors’ fees	27,337
Printing	10,664
Miscellaneous	13,473

Total expenses	613,840

Less: expenses waived and reimbursed by the Adviser (see Note B)	(310,101)

Net expenses		303,739

Net investment income		895,145

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		97,200
Unaffiliated Underlying Portfolios		1,311,260
Net realized gain distributions from:
Affiliated Underlying Portfolios		388,901
Unaffiliated Underlying Portfolios		239,658
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,619,187
Unaffiliated Underlying Portfolios		3,677,413

Net gain on investment transactions		7,333,619

Net Increase in Net Assets from Operations		$8,228,764

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 103

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$610,095
Income distributions from affiliated Underlying Portfolios	311,510	$921,605

Expenses
Advisory fee (see Note B)	70,850
Distribution fee – Class A	8,438
Distribution fee – Class C	2,858
Distribution fee – Class R	10,088
Distribution fee – Class K	95,547
Transfer agency – Class A	9,250
Transfer agency – Class C	855
Transfer agency – Advisor Class	88
Transfer agency – Class R	1,884
Transfer agency – Class K	66,801
Transfer agency – Class I	3,079
Transfer agency – Class Z	67
Registration fees	94,838
Custodian	68,296
Audit and tax	33,757
Legal	28,417
Directors’ fees	27,337
Printing	11,686
Miscellaneous	12,828

Total expenses	546,964

Less: expenses waived and reimbursed by the Adviser (see Note B)	(311,111)

Net expenses		235,853

Net investment income		685,752

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		90,402
Unaffiliated Underlying Portfolios		1,021,446
Net realized gain distributions from:
Affiliated Underlying Portfolios		321,098
Unaffiliated Underlying Portfolios		228,434
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,283,762
Unaffiliated Underlying Portfolios		3,365,447

Net gain on investment transactions		6,310,589

Net Increase in Net Assets from Operations		$6,996,341

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$249,651
Income distributions from affiliated Underlying Portfolios	131,231	$380,882

Expenses
Advisory fee (see Note B)	28,787
Distribution fee – Class A	2,478
Distribution fee – Class C	649
Distribution fee – Class R	2,350
Distribution fee – Class K	39,417
Transfer agency – Class A	12,233
Transfer agency – Class C	864
Transfer agency – Advisor Class	1,032
Transfer agency – Class R	948
Transfer agency – Class K	28,011
Transfer agency – Class I	1,868
Transfer agency – Class Z	2
Registration fees	93,924
Custodian	67,617
Audit and tax	35,538
Legal	28,407
Directors’ fees	27,337
Printing	7,981
Miscellaneous	10,024

Total expenses	389,467

Less: expenses waived and reimbursed by the Adviser (see Note B)	(295,686)

Net expenses		93,781

Net investment income		287,101

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		49,738
Unaffiliated Underlying Portfolios		415,116
Net realized gain distributions from:
Affiliated Underlying Portfolios		136,202
Unaffiliated Underlying Portfolios		91,948
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		513,531
Unaffiliated Underlying Portfolios		1,417,352

Net gain on investment transactions		2,623,887

Net Increase in Net Assets from Operations		$2,910,988

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 105

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$254,439
Income distributions from affiliated Underlying Portfolios	130,664	$385,103

Expenses
Advisory fee (see Note B)	29,883
Distribution fee – Class A	2,051
Distribution fee – Class C	1,204
Distribution fee – Class R	778
Distribution fee – Class K	42,629
Transfer agency – Class A	7,927
Transfer agency – Class C	1,207
Transfer agency – Advisor Class	4,908
Transfer agency – Class R	172
Transfer agency – Class K	28,223
Transfer agency – Class I	1,193
Transfer agency – Class Z	2
Registration fees	94,079
Custodian	67,666
Audit and tax	35,538
Legal	28,407
Directors’ fees	27,338
Printing	9,889
Miscellaneous	9,685

Total expenses	392,779

Less: expenses waived and reimbursed by the Adviser (see Note B)	(294,089)

Net expenses		98,690

Net investment income		286,413

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		30,282
Unaffiliated Underlying Portfolios		386,800
Net realized gain distributions from:
Affiliated Underlying Portfolios		133,999
Unaffiliated Underlying Portfolios		90,682
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		565,322
Unaffiliated Underlying Portfolios		1,537,443

Net gain on investment transactions		2,744,528

Net Increase in Net Assets from Operations		$3,030,941

See notes to financial statements.

106 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB Multi-Manager Select Retirement Allocation Fund
	Year Ended July 31, 2017		Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$193,437		$157,559
Net realized gain (loss) on Underlying Portfolios	109,108		(217,074)
Net realized gain distributions from Underlying Portfolios	32,287		84,535
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	148,809		255,905
Contributions from Affiliates (see Note B)	– 0	–	53

Net increase in net assets from operations	483,641		280,978
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(895)
Class R	(729)		(249)
Class K	(156,811)		(81,657)
Class I	(17,281)		(17,120)
Class Z	(234)		(109)
Net realized gain on investment transactions
Class A	– 0	–	(283)
Class C	– 0	–	(63)
Advisor Class	– 0	–	(6)
Class R	– 0	–	(18)
Class K	– 0	–	(4,771)
Class I	– 0	–	(965)
Class Z	– 0	–	(6)
Capital Stock Transactions
Net increase (decrease)	(438,400)		7,714,437

Total increase (decrease)	(129,814)		7,889,273
Net Assets
Beginning of period	9,604,279		1,715,006

End of period (including undistributed net investment income of $70,635 and $60,507, respectively)	$9,474,465		$9,604,279

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 107

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2010 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$276,523	$276,811
Net realized gain (loss) on Underlying Portfolios	308,548	(218,217)
Net realized gain distributions from Underlying Portfolios	52,451	136,673
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	180,543	537,944
Contributions from Affiliates (see Note B)	– 0	–	112

Net increase in net assets from operations	818,065	733,323
Dividends and Distributions to Shareholders from
Net investment income
Class A	(419)	(5,458)
Class C	– 0	–	(451)
Advisor Class	(10,370)	(3,238)
Class R	(10,769)	(5,553)
Class K	(230,069)	(155,650)
Class I	(610)	(10,521)
Class Z	(265)	(112)
Net realized gain on investment transactions
Class A	(1,101)	(1,013)
Class C	(321)	(301)
Advisor Class	(2,149)	(725)
Class R	(1,827)	(750)
Class K	(34,560)	(19,746)
Class I	(70)	(1,308)
Class Z	(33)	(14)
Capital Stock Transactions
Net increase (decrease)	(2,647,412)	13,173,107

Total increase (decrease)	(2,121,910)	13,701,590
Net Assets
Beginning of period	15,321,004	1,619,414

End of period (including undistributed net investment income of $101,161 and $83,958, respectively)	$13,199,094	$15,321,004

See notes to financial statements.

108 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2015 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$881,367	$875,880
Net realized gain (loss) on Underlying Portfolios	1,055,709	(607,154)
Net realized gain distributions from Underlying Portfolios	177,469	427,076
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	956,697	1,841,266
Contributions from Affiliates (see Note B)	– 0	–	409

Net increase in net assets from operations	3,071,242	2,537,477
Dividends and Distributions to Shareholders from
Net investment income
Class A	(34,876)	(44,721)
Class C	(9,155)	(5,527)
Advisor Class	(1,595)	(92)
Class R	(6,163)	(5,374)
Class K	(764,529)	(539,098)
Class I	(13,513)	(17,211)
Class Z	(257)	(146)
Net realized gain on investment transactions
Class A	(10,425)	(848)
Class C	(3,838)	(192)
Advisor Class	(365)	(16)
Class R	(2,037)	(109)
Class K	(205,519)	(9,787)
Class I	(3,065)	(301)
Class Z	(57)	(3)
Capital Stock Transactions
Net increase (decrease)	(6,878,024)	39,408,217

Total increase (decrease)	(4,862,176)	41,322,269
Net Assets
Beginning of period	46,931,200	5,608,931

End of period (including undistributed net investment income of $307,001 and $279,277, respectively)	$42,069,024	$46,931,200

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2020 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,767,096	$1,496,809
Net realized gain (loss) on Underlying Portfolios	2,065,523	(1,327,076)
Net realized gain distributions from Underlying Portfolios	442,449	893,647
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	3,453,636	3,186,030
Contributions from Affiliates (see Note B)	– 0	–	737

Net increase in net assets from operations	7,728,704	4,250,147
Dividends and Distributions to Shareholders from
Net investment income
Class A	(88,088)	(96,845)
Class C	(14,696)	(11,090)
Advisor Class	(4,135)	(2,646)
Class R	(26,966)	(33,802)
Class K	(1,331,949)	(879,682)
Class I	(49,437)	(43,894)
Class Z	(238)	(146)
Net realized gain on investment transactions
Class A	(25,316)	(4,254)
Class C	(6,210)	(642)
Advisor Class	(948)	(118)
Class R	(9,846)	(1,495)
Class K	(359,437)	(37,691)
Class I	(11,434)	(1,806)
Class Z	(53)	(6)
Capital Stock Transactions
Net increase	644,807	74,929,382

Total increase	6,444,758	78,065,412
Net Assets
Beginning of period	87,106,484	9,041,072

End of period (including undistributed net investment income of $643,435 and $460,139, respectively)	$93,551,242	$87,106,484

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2025 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,500,070	$1,903,413
Net realized gain (loss) on Underlying Portfolios	2,752,225	(1,699,406)
Net realized gain distributions from Underlying Portfolios	769,473	1,352,542
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	6,575,255	4,553,207
Contributions from Affiliates (see Note B)	– 0	–	1,004

Net increase in net assets from operations	12,597,023	6,110,760
Dividends and Distributions to Shareholders from
Net investment income
Class A	(58,560)	(113,937)
Class C	(9,756)	(6,315)
Advisor Class	(15,502)	(10,931)
Class R	(41,732)	(37,348)
Class K	(1,894,206)	(1,246,162)
Class I	(54,800)	(45,386)
Class Z	(755)	(153)
Net realized gain on investment transactions
Class A	(29,013)	(2,309)
Class C	(6,180)	(175)
Advisor Class	(5,471)	(231)
Class R	(20,866)	(786)
Class K	(780,630)	(25,044)
Class I	(19,261)	(878)
Class Z	(255)	(3)
Capital Stock Transactions
Net increase	831,400	104,712,301

Total increase	10,491,436	109,333,403
Net Assets
Beginning of period	122,152,476	12,819,073

End of period (including undistributed net investment income of $835,186 and $473,311, respectively)	$132,643,912	$122,152,476

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2030 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,731,878	$1,256,770
Net realized gain (loss) on Underlying Portfolios	2,649,543	(1,306,997)
Net realized gain distributions from Underlying Portfolios	636,757	1,101,209
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	5,754,970	3,055,202
Contributions from Affiliates (see Note B)	– 0	–	708

Net increase in net assets from operations	10,773,148	4,106,892
Dividends and Distributions to Shareholders from
Net investment income
Class A	(67,828)	(100,804)
Class C	(9,903)	(6,588)
Advisor Class	(13,562)	(9,280)
Class R	(21,869)	(26,331)
Class K	(1,194,305)	(858,218)
Class I	(67,735)	(37,057)
Class Z	(240)	(152)
Net realized gain on investment transactions
Class A	(41,193)	(4,143)
Class C	(8,018)	(337)
Advisor Class	(6,109)	(378)
Class R	(15,399)	(1,118)
Class K	(636,869)	(34,425)
Class I	(30,156)	(1,426)
Class Z	(105)	(6)
Capital Stock Transactions
Net increase	7,423,509	73,094,721

Total increase	16,083,366	76,121,350
Net Assets
Beginning of period	85,677,883	9,556,533

End of period (including undistributed net investment income of $537,651 and $239,251, respectively)	$101,761,249	$85,677,883

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2035 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,381,711	$850,195
Net realized gain (loss) on Underlying Portfolios	1,920,637	(1,179,767)
Net realized gain distributions from Underlying Portfolios	666,500	1,023,613
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	6,704,770	2,610,836
Contributions from Affiliates (see Note B)	– 0	–	580

Net increase in net assets from operations	10,673,618	3,305,457
Dividends and Distributions to Shareholders from
Net investment income
Class A	(36,140)	(87,915)
Class C	(8,011)	(7,857)
Advisor Class	(7,300)	(4,715)
Class R	(16,201)	(18,346)
Class K	(836,846)	(702,701)
Class I	(60,400)	(54,125)
Class Z	(275)	(159)
Net realized gain on investment transactions
Class A	(27,220)	(2,536)
Class C	(8,139)	(291)
Advisor Class	(3,474)	(178)
Class R	(11,632)	(543)
Class K	(480,016)	(19,834)
Class I	(28,468)	(1,467)
Class Z	(125)	(4)
Capital Stock Transactions
Net increase	10,991,918	60,431,624

Total increase	20,141,289	62,836,410
Net Assets
Beginning of period	71,357,269	8,520,859

End of period (including undistributed net investment income of $413,386 and $0, respectively)	$91,498,558	$71,357,269

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2040 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$895,145	$570,074
Net realized gain (loss) on Underlying Portfolios	1,408,460	(1,009,651)
Net realized gain distributions from Underlying Portfolios	628,559	915,613
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	5,296,600	1,782,987
Contributions from Affiliates (see Note B)	– 0	–	355

Net increase in net assets from operations	8,228,764	2,259,378
Dividends and Distributions to Shareholders from
Net investment income
Class A	(22,743)	(80,802)
Class C	(6,144)	(4,005)
Advisor Class	(5,361)	(1,428)
Class R	(13,274)	(14,549)
Class K	(584,318)	(570,126)
Class I	(39,695)	(37,557)
Class Z	(8,500)	(7,672)
Net realized gain on investment transactions
Class A	(21,120)	(2,567)
Class C	(6,520)	(185)
Advisor Class	(2,596)	(66)
Class R	(9,662)	(455)
Class K	(354,310)	(17,633)
Class I	(19,137)	(1,114)
Class Z	(3,954)	(229)
Capital Stock Transactions
Net increase (decrease)	(1,214,511)	46,817,772

Total increase	5,916,919	48,338,762
Net Assets
Beginning of period	58,645,397	10,306,635

End of period (including undistributed net investment income of $213,607 and $0, respectively)	$64,562,316	$58,645,397

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2045 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$685,752	$412,158
Net realized gain (loss) on Underlying Portfolios	1,111,848	(755,895)
Net realized gain distributions from Underlying Portfolios	549,532	686,658
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	4,649,209	1,413,243
Contributions from Affiliates (see Note B)	– 0	–	90

Net increase in net assets from operations	6,996,341	1,756,254
Dividends and Distributions to Shareholders from
Net investment income
Class A	(15,732)	(74,138)
Class C	(1,036)	(812)
Advisor Class	(347)	(292)
Class R	(19,126)	(29,399)
Class K	(438,618)	(407,986)
Class I	(40,162)	(45,213)
Class Z	(5,050)	(5,307)
Net realized gain on investment transactions
Class A	(15,285)	(2,518)
Class C	(1,803)	(143)
Advisor Class	(167)	(20)
Class R	(12,525)	(972)
Class K	(225,030)	(13,403)
Class I	(16,592)	(1,429)
Class Z	(2,003)	(168)
Capital Stock Transactions
Net increase	4,297,883	35,055,873

Total increase	10,500,748	36,230,327
Net Assets
Beginning of period	43,931,599	7,701,272

End of period (including undistributed net investment income of $169,408 and $0, respectively)	$54,432,347	$43,931,599

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2050 Fund
Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$287,101	$155,434
Net realized gain (loss) on Underlying Portfolios	464,854	(327,393)
Net realized gain distributions from Underlying Portfolios	228,150	251,203
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,930,883	521,553

Net increase in net assets from operations	2,910,988	600,797
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(5,375)
Advisor Class	(462)	– 0	–
Class R	(4,942)	(1,213)
Class K	(189,810)	(161,613)
Class I	(24,707)	(30,681)
Class Z	(171)	(150)
Net realized gain on investment transactions
Class A	(3,875)	(497)
Class C	(292)	(14)
Advisor Class	(326)	(13)
Class R	(2,216)	(64)
Class K	(76,402)	(7,889)
Class I	(8,083)	(1,442)
Class Z	(54)	(7)
Capital Stock Transactions
Net increase	1,611,571	14,513,283

Total increase	4,211,219	14,905,122
Net Assets
Beginning of period	17,645,825	2,740,703

End of period (including undistributed net investment income of $68,338 and $0, respectively)	$21,857,044	$17,645,825

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2055 Fund
	Year Ended July 31, 2017		Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$286,413		$137,779
Net realized gain (loss) on Underlying Portfolios	417,082		(300,583)
Net realized gain distributions from Underlying Portfolios	224,681		221,049
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	2,102,765		531,795

Net increase in net assets from operations	3,030,941		590,040
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–(a)	(6,120)
Class C	– 0	–(a)	(1,395)
Advisor Class	(1,691)		(1,463)
Class R	(809)		(309)
Class K	(195,029)		(139,487)
Class I	(17,327)		(23,596)
Class Z	(179)		(178)
Net realized gain on investment transactions
Class A	(3,750)		(548)
Class C	(552)		(176)
Advisor Class	(2,811)		(441)
Class R	(446)		(27)
Class K	(95,602)		(10,174)
Class I	(6,897)		(1,663)
Class Z	(69)		(13)
Capital Stock Transactions
Net increase	5,585,891		13,998,853

Total increase	8,291,670		14,403,303
Net Assets
Beginning of period	17,119,022		2,715,719

End of period (including undistributed net investment income of $72,733 and $0, respectively)	$25,410,692		$17,119,022

(a)	Amount is less than .50 cents.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

July 31, 2017

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”), each a non-diversified portfolio. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Funds invest primarily in a combination of portfolios managed by the Adviser and by certain unaffiliated third parties (the “Underlying Portfolios”). In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects Underlying Portfolios for investment by the Funds from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar agreement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment

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NOTES TO FINANCIAL STATEMENTS (continued)

company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share of the Funds, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$9,504,591	$	– 0	–	$	– 0	–	$9,504,591
Short-Term Investments	177,962		– 0	–		– 0	–	177,962

Total(a)	$9,682,553	$	– 0	–	$	– 0	–	$9,682,553

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2010 Fund
Investment Companies	$13,248,087	$	– 0	–	$	– 0	–	$13,248,087
Short-Term Investments	217,830		– 0	–		– 0	–	217,830

Total(a)	$13,465,917	$	– 0	–	$	– 0	–	$13,465,917

AB Multi-Manager Select 2015 Fund
Investment Companies	$42,086,217	$	– 0	–	$	– 0	–	$42,086,217
Short-Term Investments	693,106		– 0	–		– 0	–	693,106

Total(a)	$42,779,323	$	– 0	–	$	– 0	–	$42,779,323

AB Multi-Manager Select 2020 Fund
Investment Companies	$93,474,112	$	– 0	–	$	– 0	–	$93,474,112
Short-Term Investments	1,552,631		– 0	–		– 0	–	1,552,631

Total(a)	$95,026,743	$	– 0	–	$	– 0	–	$95,026,743

AB Multi-Manager Select 2025 Fund
Investment Companies	$132,154,867	$	– 0	–	$	– 0	–	$132,154,867
Short-Term Investments	2,693,003		– 0	–		– 0	–	2,693,003

Total(a)	$134,847,870	$	– 0	–	$	– 0	–	$134,847,870

AB Multi-Manager Select 2030 Fund
Investment Companies	$101,360,558	$	– 0	–	$	– 0	–	$101,360,558
Short-Term Investments	2,156,165		– 0	–		– 0	–	2,156,165

Total(a)	$103,516,723	$	– 0	–	$	– 0	–	$103,516,723

AB Multi-Manager Select 2035 Fund
Investment Companies	$91,029,815	$	– 0	–	$	– 0	–	$91,029,815
Short-Term Investments	1,004,222		– 0	–		– 0	–	1,004,222

Total(a)	$92,034,037	$	– 0	–	$	– 0	–	$92,034,037

AB Multi-Manager Select 2040 Fund
Investment Companies	$64,324,547	$	– 0	–	$	– 0	–	$64,324,547
Short-Term Investments	1,203,849		– 0	–		– 0	–	1,203,849

Total(a)	$65,528,396	$	– 0	–	$	– 0	–	$65,528,396

AB Multi-Manager Select 2045 Fund
Investment Companies	$54,274,046	$	– 0	–	$	– 0	–	$54,274,046
Short-Term Investments	252,267		– 0	–		– 0	–	252,267

Total(a)	$54,526,313	$	– 0	–	$	– 0	–	$54,526,313

AB Multi-Manager Select 2050 Fund
Investment Companies	$21,784,904	$	– 0	–	$	– 0	–	$21,784,904
Short-Term Investments	113,303		– 0	–		– 0	–	113,303

Total(a)	$21,898,207	$	– 0	–	$	– 0	–	$21,898,207

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2055 Fund
Investment Companies	$25,377,798	$	– 0	–	$	– 0	–	$25,377,798
Short-Term Investments	169,684		– 0	–		– 0	–	169,684

Total(a)	$25,547,482	$	– 0	–	$	– 0	–	$25,547,482

(a)	There were no transfers between any levels during the reporting period.

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior two tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Funds represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $128,722 for each Fund had been deferred and were being amortized on a straight line basis over a one year period.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Funds’ average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) as follows:

	Effective December 1, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2025 Fund	0.43%	1.18%	0.18%	0.68%	0.43%	0.18%	0.18%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2050 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2055 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%

	January 6, 2016 to December 1, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2025 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%
2050 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2055 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%

	Prior to January 6, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2010 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2015 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2020 Fund	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
2025 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%

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NOTES TO FINANCIAL STATEMENTS (continued)

	Prior to January 6, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
2030 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2045 Fund	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
2050 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2055 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

Any fees waived and expenses borne by the Adviser from December 15, 2014 through July 31, 2015 are subject to repayment by the Funds until July 31, 2018; such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$206,043	2035 Fund	$206,713
2010 Fund	206,330	2040 Fund	204,490
2015 Fund	206,688	2045 Fund	204,804
2020 Fund	205,253	2050 Fund	205,292
2025 Fund	206,723	2055 Fund	203,471
2030 Fund	207,192

Any fees waived and expenses borne by the Adviser from August 1, 2015 through January 5, 2016 are subject to repayment by the Funds until July 31, 2019; such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$148,582	2035 Fund	$140,240
2010 Fund	149,220	2040 Fund	135,952
2015 Fund	149,516	2045 Fund	138,850
2020 Fund	143,920	2050 Fund	144,451
2025 Fund	145,154	2055 Fund	144,775
2030 Fund	138,748

In any case, no repayment will be made that would cause the Funds’ total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect prior to January 6, 2016. The Expense Caps in effect as of December 1, 2016 may not be terminated by the Adviser before November 30, 2017. For the year ended July 31, 2017, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$298,854	2035 Fund	$346,303
2010 Fund	303,409	2040 Fund	309,397
2015 Fund	352,034	2045 Fund	310,479
2020 Fund	395,172	2050 Fund	295,402
2025 Fund	462,656	2055 Fund	293,725
2030 Fund	360,678

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended July 31, 2016, the Adviser reimbursed the Funds the following amounts for trading losses incurred due to a trade entry error:

Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$53
2010 Fund	112
2015 Fund	409
2020 Fund	737
2025 Fund	1,004
2030 Fund	708
2035 Fund	580
2040 Fund	355
2045 Fund	90
2050 Fund	– 0	–
2055 Fund	– 0	–

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended July 31, 2017, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$17,985	2035 Fund	$37,901
2010 Fund	17,970	2040 Fund	27,963
2015 Fund	21,119	2045 Fund	22,766
2020 Fund	42,528	2050 Fund	17,932
2025 Fund	60,135	2055 Fund	17,843
2030 Fund	42,883

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Funds’ shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Fund for the year ended July 31, 2017 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A		Class A			Class C
Retirement Allocation Fund	$ – 0	–	$	– 0	–	$98
2010 Fund	6			355		– 0	–
2015 Fund	162			438		650
2020 Fund	131			423		103
2025 Fund	398			2,090		– 0	–
2030 Fund	250			796		71
2035 Fund	215			1,520		71

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NOTES TO FINANCIAL STATEMENTS (continued)

	Front-End Sales Charges	Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A	Class A	Class C
2040 Fund	$349	$957	$3
2045 Fund	324	1,363	– 0	–
2050 Fund	211	778	– 0	–
2055 Fund	182	322	– 0	–

The Funds may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Funds in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Funds in an amount equal to each Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. For the year ended July 31, 2017, such waivers amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$113	2035 Fund	$1,102
2010 Fund	139	2040 Fund	704
2015 Fund	298	2045 Fund	632
2020 Fund	859	2050 Fund	284
2025 Fund	1,125	2055 Fund	364
2030 Fund	1,031

A summary of the Funds’ transactions in shares of the Government Money Market Portfolio for the year ended July 31, 2017 is as follows:

	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
Retirement Allocation Fund	$101	$2,553	$2,476	$178	$1
2010 Fund	164	4,013	3,959	218	– 0	–*
2015 Fund	366	7,151	6,824	693	1
2020 Fund	693	26,312	25,452	1,553	2
2025 Fund	1,605	27,557	26,469	2,693	2
2030 Fund	718	31,300	29,862	2,156	2
2035 Fund	594	26,659	26,249	1,004	2
2040 Fund	519	15,937	15,252	1,204	1
2045 Fund	207	12,219	12,174	252	1
2050 Fund	87	6,754	6,728	113	1
2055 Fund	361	7,935	8,126	170	1

*	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Funds’ affiliated Underlying Portfolio transactions for the year ended July 31, 2017 is as follows:

AB All Market Real Return Portfolio
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$287	$48	$100	$8	$2	$245	$7	$	– 0	–
2010 Fund	458	84	156	12	1	399	12		– 0	–
2015 Fund	1,379	224	351	23	16	1,291	34		– 0	–
2020 Fund	2,595	520	382	10	71	2,814	65		– 0	–
2025 Fund	2,413	595	359	9	69	2,727	63		– 0	–
2030 Fund	823	281	122	4	24	1,010	23		– 0	–
2035 Fund	708	206	29	1	24	910	19		– 0	–

AB Bond Inflation Strategy Portfolio
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$576	$104	$105	$4	$(9)	$570	$13	$	– 0	–
2010 Fund	1,223	212	360	13	(25)	1,063	27		– 0	–
2015 Fund	3,273	881	777	28	(49)	3,356	76		– 0	–
2020 Fund	4,328	2,193	863	31	(50)	5,639	113		– 0	–
2025 Fund	2,425	1,792	275	5	(9)	3,938	70		– 0	–

AB Concentrated Growth Fund
									Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)*			Realized Gains (000)
Retirement Allocation Fund	$101	$1	$22	$	– 0	–*	$16	$96	$	– 0	–	$	– 0	–
2025 Fund	2,449	1,386	407		13		502	3,943		– 0	–		10
2030 Fund	1,741	1,266	458		17		438	3,004		– 0	–		11
2035 Fund	2,155	2,060	306		12		587	4,508		– 0	–		12
2040 Fund	3,526	1,788	886		25		712	5,165		– 0	–		17
2045 Fund	2,673	1,530	498		20		584	4,309		– 0	–		14
2050 Fund	1,074	932	317		15		246	1,950		– 0	–		6
2055 Fund	1,019	1,186	187		2		269	2,289		– 0	–		6

*	Amount is less than $500.

AB Discovery Growth Fund, Inc.
								Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)			Realized Gains (000)
2025 Fund	$1,247	$60		$207	$(11)	$223	$1,312	$	– 0	–	$	– 0	–
2030 Fund	882	71		114	(15)	165	989		– 0	–		– 0	–
2035 Fund	700	125		58	5	131	903		– 0	–		– 0	–
2040 Fund	577	– 0	–	50	5	95	627		– 0	–		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Discovery Value Fund
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
2015 Fund	$492	$43	$157	$19	$31	$428	$2	$14
2020 Fund	891	157	215	12	85	930	4	27
2025 Fund	1,206	192	232	12	123	1,301	6	37
2030 Fund	1,747	499	426	15	178	2,013	8	54
2035 Fund	1,445	458	242	13	149	1,823	6	45
2040 Fund	1,764	449	466	23	162	1,932	8	53
2045 Fund	1,786	361	688	20	140	1,619	6	42
2050 Fund	716	182	313	11	55	651	2	18
2055 Fund	677	284	270	9	57	757	3	17

AB Global Bond Fund, Inc.
									Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$191	$27	$23	$	– 0	–*	$(4)	$191	$6	$	– 0	–
2010 Fund	608	78	144		1		(13)	530	18		– 0	–
2015 Fund	1,872	200	363		5		(41)	1,673	57		– 0	–
2020 Fund	1,718	1,406	289		5		(46)	2,794	82		– 0	–
2025 Fund	2,426	1,912	335		5		(67)	3,941	115		– 0	–
2030 Fund	1,683	1,825	438		6		(52)	3,024	84		– 0	–

*	Amount is less than $500.

AB Global Real Estate Investment Fund II
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$392	$97	$136	$2	$(21)	$334	$16	$	– 0	–
2010 Fund	623	141	206	6	(34)	530	23		– 0	–
2015 Fund	1,920	360	501	18	(103)	1,694	76		– 0	–
2020 Fund	3,539	1,141	827	14	(129)	3,738	152		– 0	–
2025 Fund	6,215	1,813	1,186	7	(227)	6,622	266		– 0	–
2030 Fund	3,494	2,346	1,617	(12)	(93)	4,118	180		– 0	–
2035 Fund	2,887	2,109	1,286	(0)*	(71)	3,639	156		– 0	–
2040 Fund	1,770	1,310	1,083	(5)	(54)	1,938	94		– 0	–
2045 Fund	1,323	1,087	734	2	(37)	1,641	75		– 0	–
2050 Fund	538	426	297	(1)	(12)	654	31		– 0	–
2055 Fund	513	512	254	(1)	(10)	760	31		– 0	–

*	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Fund, Inc.
											Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 7/31/17 (000)		Income (000)		Realized Gains (000)
Retirement Allocation Fund	$219	$78		$70	$3		$8		$238		$14		$	– 0	–
2010 Fund	348	82		139	6		7		304		19			– 0	–
2015 Fund	1,985	189		554	20		55		1,695		105			– 0	–
2020 Fund	5,463	1,049		2,026	73		132		4,691		277			– 0	–
2025 Fund	8,875	1,453		2,719	89		251		7,949		464			– 0	–
2030 Fund	7,005	2,185		3,318	204		67		6,143		387			– 0	–
2035 Fund	4,413	1,608		724	45		158		5,500		286			– 0	–
2040 Fund	730	110		233	8		19		634		36			– 0	–
2045 Fund	25	– 0	–	25	1		(1)		– 0	–	– 0	–*		– 0	–
2050 Fund	10	– 0	–	10	– 0	–*	– 0	–*	– 0	–	– 0	–*		– 0	–
2055 Fund	9	– 0	–	9	– 0	–*	– 0	–*	– 0	–	– 0	–*		– 0	–

*	Amount is less than $500.

AB Intermediate Bond Portfolio
Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$771	$154	$154	$2	$(15)	$758	$23	$	– 0	–*
2010 Fund	919	145	251	1	(19)	795	24	1
2015 Fund	2,346	251	453	4	(46)	2,102	64	1
2020 Fund	4,353	1,259	849	10	(74)	4,699	130	2
2025 Fund	3,640	780	406	(4)	(53)	3,957	109	2
2030 Fund	2,568	1,330	812	(12)	(35)	3,039	76	1
2035 Fund	1,423	1,390	960	(11)	(9)	1,833	28	1
2040 Fund	1,164	989	849	(10)	(7)	1,287	22	– 0	–*
2045 Fund	877	1,520	883	(16)	2	1,500	20	– 0	–*
2050 Fund	352	631	374	(7)	1	603	8	– 0	–*
2055 Fund	336	718	348	(6)	– 0	–*	700	8	– 0	–*

*	Amount is less than $500.

AB Relative Value Fund (formerly known as AB Growth and Income Fund, Inc.)
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$381	$60	$92	$2	$30	$381	$11	$15
2010 Fund	605	107	229	12	38	533	15	18
2015 Fund	1,391	178	821	41	56	845	37	47
2020 Fund	5,160	1,315	2,220	89	321	4,665	145	182
2025 Fund	9,690	2,518	4,995	173	555	7,941	269	340
2030 Fund	8,473	4,120	3,142	107	622	10,180	209	264
2035 Fund	9,870	3,882	3,603	134	711	10,994	255	322
2040 Fund	9,798	2,803	3,672	51	692	9,672	252	318
2045 Fund	7,805	2,522	2,258	63	596	8,728	210	265
2050 Fund	3,137	1,244	1,358	32	224	3,279	89	112
2055 Fund	3,058	1,731	1,237	26	249	3,827	88	111

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Unconstrained Bond Fund, Inc.
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$288	$42	$55	$1	$6	$282	$11	$	– 0	–
2010 Fund	305	38	88	1	5	261	10		– 0	–
2015 Fund	948	79	214	1	20	834	31		– 0	–
2020 Fund	863	140	75	1	22	951	31		– 0	–

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the year ended July 31, 2017 were as follows:

Multi-Manager Select Fund	Total Commissions	Sanford C. Bernstein & Co. LLC			Sanford C. Bernstein Limited
Retirement Allocation Fund	$1,729	$	– 0	–	$	– 0	–
2010 Fund	2,506		– 0	–		– 0	–
2015 Fund	7,315		– 0	–		– 0	–
2020 Fund	15,716		– 0	–		– 0	–
2025 Fund	21,294		– 0	–		– 0	–
2030 Fund	17,044		– 0	–		– 0	–
2035 Fund	13,598		– 0	–		– 0	–
2040 Fund	10,570		– 0	–		– 0	–
2045 Fund	7,945		– 0	–		– 0	–
2050 Fund	3,318		– 0	–		– 0	–
2055 Fund	3,388		– 0	–		– 0	–

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of each Fund’s average daily net assets attributable to Class C shares, .50% of each Fund’s average daily net assets attributable to Class R shares and .25% of each Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

130 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C		Class R	Class K
Retirement Allocation Fund	$541		$109	$	– 0	–
2010 Fund	– 0	–	2,068		–0	–
2015 Fund	2,853		1,514		–0	–
2020 Fund	2,743		9,107		–0	–
2025 Fund	2,824		11,486		–0	–
2030 Fund	1,799		8,165		–0	–
2035 Fund	2,939		6,430		–0	–
2040 Fund	1,790		4,868		–0	–
2045 Fund	386		8,704		–0	–
2050 Fund	– 0	–	1,506		–0	–
2055 Fund	667		623		–0	–

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the year ended July 31, 2017 were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$5,728,963	$5,994,175
2010 Fund	6,724,858	9,128,330
2015 Fund	16,148,050	22,673,798
2020 Fund	41,797,751	40,313,074
2025 Fund	51,983,782	50,103,913
2030 Fund	51,347,920	43,411,159
2035 Fund	41,230,700	29,564,864
2040 Fund	27,260,573	27,606,432
2045 Fund	23,028,753	18,294,769
2050 Fund	10,573,393	8,787,378
2055 Fund	13,919,399	8,056,658

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Cost	Appreciation	(Depreciation)
Retirement Allocation Fund	$9,320,424	$422,588	$(60,459)	$362,129
2010 Fund	12,802,906	738,995	(75,984)	663,011
2015 Fund	40,130,277	2,844,758	(195,712)	2,649,046
2020 Fund	88,754,740	6,743,025	(471,022)	6,272,003
2025 Fund	124,210,642	11,290,717	(653,489)	10,637,228
2030 Fund	95,155,794	8,897,309	(536,380)	8,360,929
2035 Fund	83,113,318	9,414,965	(494,246)	8,920,719
2040 Fund	58,847,397	7,182,612	(501,613)	6,680,999
2045 Fund	48,749,702	6,123,028	(346,417)	5,776,611
2050 Fund	19,560,861	2,492,898	(155,552)	2,337,346
2055 Fund	23,029,920	2,691,701	(174,139)	2,517,562

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Year Ended July 31, 2017		Year Ended July 31, 2016	Year Ended July 31, 2017		Year Ended July 31, 2016

Class A
Shares sold	3,018		65,506	$32,094		$655,818

Shares issued in reinvestment of dividends and distributions	– 0	–	116	– 0	–	1,153

Shares redeemed	(17,180)		(24,254)	(177,975)		(240,301)

Net increase (decrease)	(14,162)		41,368	$(145,881)		$416,670

Class C
Shares sold	6,701		9,233	$68,616		$92,175

Shares issued in reinvestment of dividends and distributions	– 0	–	6	– 0	–	57

Shares redeemed	(1,629)		(1,475)	(16,704)		(14,861)

Net increase	5,072		7,764	$51,912		$77,371

Advisor Class
Shares sold	259		1,117	$2,770		$11,155

Shares redeemed	(65)		(38)	(689)		(379)

Net increase	194		1,079	$2,081		$10,776

Class R
Shares sold	1,910		11,726	$19,411		$113,189

Shares issued in reinvestment of dividends and distributions	57		18	569		173

Shares redeemed	(3,611)		(9,513)	(36,318)		(91,086)

Net increase (decrease)	(1,644)		2,231	$(16,338)		$22,276

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select Retirement Allocation Fund
	Shares				Amount
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class K
Shares sold	144,712		1,016,023		$1,469,367		$10,045,125

Shares issued in reinvestment of dividends and distributions	15,808		8,880		156,811		86,316

Shares redeemed	(226,516)		(276,795)		(2,314,088)		(2,678,715)

Net increase (decrease)	(65,996)		748,108		$(687,910)		$7,452,726

Class I
Shares sold	41,259		63,576		$422,484		$628,079

Shares issued in reinvestment of dividends and distributions	1,714		737		17,035		7,186

Shares redeemed	(7,995)		(94,307)		(81,885)		(900,647)

Net increase (decrease)	34,978		(29,994)		$357,634		$(265,382)

Class Z
Shares sold	10		– 0	–	$100	$	– 0	–

Shares issued in reinvestment of dividends and distributions	– 0	–(a)	– 0	–(a)	2		– 0	–(b)

Net increase	10		– 0	–	$102	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2010 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	11,547	79,811		$123,292	$796,074

Shares issued in reinvestment of dividends and distributions	132	613		1,376	6,068

Shares converted from Class C	270	– 0	–	2,929	– 0	–

Shares redeemed	(38,140)	(21,926)		(399,782)	(214,197)

Net increase (decrease)	(26,191)	58,498		$(272,185)	$587,945

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2010 Fund
Shares	Amount
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

Class C
Shares sold	3,101	21,215	$32,279	$211,220

Shares issued in reinvestment of dividends and distributions	31	73	321	718

Shares converted to Class A	(274)	– 0	–	(2,929)	– 0	–

Shares redeemed	(102)	(12,070)	(1,070)	(115,989)

Net increase	2,756	9,218	$28,601	$95,949

Advisor Class
Shares sold	1,979	68,309	$21,000	$686,310

Shares issued in reinvestment of dividends and distributions	1,214	391	12,518	3,888

Shares redeemed	(941)	(1,487)	(10,000)	(14,523)

Net increase	2,252	67,213	$23,518	$675,675

Class R
Shares sold	4,753	71,890	$48,703	$709,616

Shares issued in reinvestment of dividends and distributions	1,265	638	12,595	6,186

Shares redeemed	(30,330)	(12,697)	(317,523)	(124,248)

Net increase (decrease)	(24,312)	59,831	$(256,225)	$591,554

Class K
Shares sold	276,887	1,667,254	$2,839,354	$16,366,468

Shares issued in reinvestment of dividends and distributions	26,569	18,088	264,629	175,273

Shares redeemed	(520,319)	(452,946)	(5,313,915)	(4,426,129)

Net increase (decrease)	(216,863)	1,232,396	$(2,209,932)	$12,115,612

Class I
Shares sold	3,774	254	$38,367	$2,504

Shares issued in reinvestment of dividends and distributions	35	3	344	31

Shares redeemed	– 0	–(a)	(94,832)	(1)	(896,163)

Net increase (decrease)	3,809	(94,575)	$38,710	$(893,628)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares				Amount
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class Z
Shares sold	10		– 0	–	$99	$	– 0	–

Shares issued in reinvestment of dividends and distributions	– 0	–(a)	– 0	–(a)	3		– 0	–(b)

Shares redeemed	– 0	–(a)	– 0	–	(1)		– 0	–

Net increase	10		– 0	–	$101	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	19,374	355,853		$204,353	$3,542,540

Shares issued in reinvestment of dividends and distributions	4,202	4,425		42,978	43,805

Shares converted from Class C	3,894	– 0	–	41,704	– 0	–

Shares redeemed	(170,793)	(31,341)		(1,772,945)	(317,284)

Net increase (decrease)	(143,323)	328,937		$(1,483,910)	$3,269,061

Class C
Shares sold	2,915	46,335		$30,530	$457,797

Shares issued in reinvestment of dividends and distributions	784	571		7,982	5,643

Shares converted to Class A	(3,920)	– 0	–	(41,704)	– 0	–

Shares redeemed	(1,213)	(14,513)		(12,738)	(145,081)

Net increase (decrease)	(1,434)	32,393		$(15,930)	$318,359

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2015 Fund
	Shares				Amount
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017		Year Ended July 31, 2016

Advisor Class
Shares sold	240		3,639		$2,573			$36,156

Shares issued in reinvestment of dividends and distributions	161		9		1,664			91

Shares redeemed	– 0	–	(2,994)		– 0	–		(29,997)

Net increase	401		654		$4,237			$6,250

Class R
Shares sold	2,945		34,298		$30,517			$338,405

Shares issued in reinvestment of dividends and distributions	818		552		8,200			5,356

Shares redeemed	(3,392)		(22,797)		(35,122)			(221,400)

Net increase	371		12,053		$3,595			$122,361

Class K
Shares sold	639,497		4,279,201		$6,618,689			$42,021,964

Shares issued in reinvestment of dividends and distributions	96,811		56,455		970,047			548,742

Shares redeemed	(1,254,954)		(663,432)		(12,946,470)			(6,498,258)

Net increase (decrease)	(518,646)		3,672,224		$(5,357,734)			$36,072,448

Class I
Shares sold	25,491		51,710		$262,853			$513,250

Shares issued in reinvestment of dividends and distributions	1,620		367		16,250			3,570

Shares redeemed	(30,233)		(95,596)		(307,519)			(897,082)

Net decrease	(3,122)		(43,519)		$(28,416)			$(380,262)

Class Z
Shares sold	13		– 0	–	$131		$	– 0	–

Shares issued in reinvestment of dividends and distributions	– 0	–(a)	– 0	–(a)	3			– 0	–(b)

Net increase	13		– 0	–	$134		$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	45,084	814,845		$474,554	$8,084,991

Shares issued in reinvestment of dividends and distributions	10,199	9,704		104,849	96,171

Shares converted from Class C	9,433	– 0	–	102,063	– 0	–

Shares redeemed	(392,338)	(77,676)		(4,092,506)	(769,030)

Net increase (decrease)	(327,622)	746,873		$(3,411,040)	$7,412,132

Class C
Shares sold	42,959	108,258		$453,426	$1,067,869

Shares issued in reinvestment of dividends and distributions	2,035	1,168		20,776	11,513

Shares converted to Class A	(9,530)	– 0	–	(102,063)	– 0	–

Shares redeemed	(16,030)	(21,377)		(166,636)	(210,946)

Net increase	19,434	88,049		$205,503	$868,436

Advisor Class
Shares sold	3,366	21,106		$35,963	$212,881

Shares issued in reinvestment of dividends and distributions	494	251		5,082	2,500

Shares redeemed	(1,173)	(5,814)		(12,355)	(57,390)

Net increase	2,687	15,543		$28,690	$157,991

Class R
Shares sold	19,556	299,341		$202,316	$2,946,080

Shares issued in reinvestment of dividends and distributions	3,652	3,620		36,811	35,154

Shares redeemed	(62,862)	(104,583)		(650,287)	(1,031,706)

Net increase (decrease)	(39,654)	198,378		$(411,160)	$1,949,528

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares				Amount
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class K
Shares sold	2,551,822		7,254,831		$26,644,803		$71,560,066

Shares issued in reinvestment of dividends and distributions	167,630		94,171		1,691,387		917,226

Shares redeemed	(2,265,517)		(959,192)		(23,770,610)		(9,320,861)

Net increase	453,935		6,389,810		$4,565,580		$63,156,431

Class I
Shares sold	46,558		231,027		$484,587		$2,286,266

Shares issued in reinvestment of dividends and distributions	6,003		3,212		60,570		31,311

Shares redeemed	(84,230)		(99,797)		(878,024)		(932,710)

Net increase (decrease)	(31,669)		134,442		$(332,867)		$1,384,867

Class Z
Shares sold	10		– 0	–(a)	$100	$	– 0	–(b)

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–(a)	3		– 0	–(b)

Shares redeemed	– 0	–	(0	)(a)	(2)		(3)

Net increase	10		– 0	–	$101		$(3)

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	78,998	870,281		$838,142	$8,708,445

Shares issued in reinvestment of dividends and distributions	8,139	11,493		84,079	114,133

Shares converted from Class C	22,819	– 0	–	249,408	– 0	–

Shares redeemed	(532,894)	(51,172)		(5,527,675)	(507,797)

Net increase (decrease)	(422,938)	830,602		$(4,356,046)	$8,314,781

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class C
Shares sold	8,246	66,660		$86,192	$653,782

Shares issued in reinvestment of dividends and distributions	1,554	645		15,935	6,381

Shares converted to Class A	(23,029)	– 0	–	(249,408)	– 0	–

Shares redeemed	(9,359)	(1,869)		(99,125)	(17,620)

Net increase (decrease)	(22,588)	65,436		$(246,406)	$642,543

Advisor Class
Shares sold	7,513	30,335		$80,325	$305,941

Shares issued in reinvestment of dividends and distributions	1,276	1,096		13,176	10,924

Shares redeemed	(240)	(15,719)		(2,525)	(156,079)

Net increase	8,549	15,712		$90,976	$160,786

Class R
Shares sold	30,783	275,349		$318,266	$2,705,202

Shares issued in reinvestment of dividends and distributions	6,198	3,900		62,598	37,990

Shares redeemed	(52,736)	(53,034)		(552,728)	(518,896)

Net increase (decrease)	(15,755)	226,215		$(171,864)	$2,224,296

Class K
Shares sold	2,401,295	9,818,685		$25,106,311	$96,545,747

Shares issued in reinvestment of dividends and distributions	264,312	130,231		2,674,836	1,271,054

Shares redeemed	(2,191,060)	(616,287)		(22,844,881)	(5,875,570)

Net increase	474,547	9,332,629		$4,936,266	$91,941,231

Class I
Shares sold	120,028	255,923		$1,255,986	$2,535,492

Shares issued in reinvestment of dividends and distributions	7,279	3,219		73,738	31,478

Shares redeemed	(72,876)	(121,009)		(775,480)	(1,138,306)

Net increase	54,431	138,133		$554,244	$1,428,664

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class Z
Shares sold	2,325	– 0	–	$23,812	$	– 0	–

Shares issued in reinvestment of dividends and distributions	69	– 0	–(a)	699		– 0	–(b)

Shares redeemed	(27)	– 0	–	(281)		– 0	–

Net increase	2,367	– 0	–	$24,230	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	76,367	901,061		$823,423	$9,018,677

Shares issued in reinvestment of dividends and distributions	10,346	10,447		108,009	104,466

Shares converted from Class C	21,985	– 0	–	244,695	– 0	–

Shares redeemed	(408,189)	(127,478)		(4,264,323)	(1,287,007)

Net increase (decrease)	(299,491)	784,030		$(3,088,196)	$7,836,136

Class C
Shares sold	25,606	103,422		$275,799	$1,036,013

Shares issued in reinvestment of dividends and distributions	1,730	683		17,921	6,806

Shares converted to Class A	(22,205)	– 0	–	(244,695)	– 0	–

Shares redeemed	(9,311)	(18,619)		(95,516)	(186,033)

Net increase (decrease)	(4,180)	85,486		$(46,491)	$856,786

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Advisor Class
Shares sold	18,422	66,553		$209,002	$675,745

Shares issued in reinvestment of dividends and distributions	1,882	948		19,670	9,509

Shares redeemed	(7,027)	(5,851)		(75,345)	(58,513)

Net increase	13,277	61,650		$153,327	$626,741

Class R
Shares sold	17,955	194,121		$189,829	$1,907,112

Shares issued in reinvestment of dividends and distributions	3,643	2,783		37,267	27,304

Shares redeemed	(88,038)	(52,724)		(926,840)	(519,385)

Net increase (decrease)	(66,440)	144,180		$(699,744)	$1,415,031

Class K
Shares sold	2,591,107	6,752,994		$27,455,252	$66,891,318

Shares issued in reinvestment of dividends and distributions	179,000	90,885		1,831,174	892,491

Shares redeemed	(1,853,202)	(728,707)		(19,445,912)	(7,110,030)

Net increase	916,905	6,115,172		$9,840,514	$60,673,779

Class I
Shares sold	254,944	277,051		$2,695,053	$2,750,187

Shares issued in reinvestment of dividends and distributions	9,528	2,393		97,564	23,547

Shares redeemed	(146,203)	(117,419)		(1,532,949)	(1,087,672)

Net increase	118,269	162,025		$1,259,668	$1,686,062

Class Z
Shares sold	408	18		$4,417	$186

Shares issued in reinvestment of dividends and distributions	3	– 0	–(a)	32	– 0	–(b)

Shares redeemed	(1)	– 0	–	(18)	– 0	–

Net increase	410	18		$4,431	$186

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

142 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	73,403	691,818		$798,189	$6,935,960

Shares issued in reinvestment of dividends and distributions	6,017	9,003		63,122	90,114

Shares converted from Class C	56,995	– 0	–	642,900	– 0	–

Shares redeemed	(432,477)	(35,164)		(4,517,850)	(349,872)

Net increase (decrease)	(296,062)	665,657		$(3,013,639)	$6,676,202

Class C
Shares sold	17,189	86,588		$187,265	$856,821

Shares issued in reinvestment of dividends and distributions	1,501	766		15,597	7,634

Shares converted to Class A	(57,711)	– 0	–	(642,900)	– 0	–

Shares redeemed	(1,365)	(1,117)		(14,910)	(10,432)

Net increase (decrease)	(40,386)	86,237		$(454,948)	$854,023

Advisor Class
Shares sold	2,418	29,251		$27,278	$298,071

Shares issued in reinvestment of dividends and distributions	1,024	474		10,774	4,774

Shares redeemed	(778)	(3,492)		(8,035)	(34,626)

Net increase	2,664	26,233		$30,017	$268,219

Class R
Shares sold	32,754	141,923		$349,362	$1,397,508

Shares issued in reinvestment of dividends and distributions	2,715	1,910		27,833	18,737

Shares redeemed	(22,736)	(28,726)		(245,295)	(271,574)

Net increase	12,733	115,107		$131,900	$1,144,671

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class K
Shares sold	2,349,873	5,249,299		$25,115,267	$51,823,337

Shares issued in reinvestment of dividends and distributions	128,224	73,412		1,316,862	722,378

Shares redeemed	(1,213,404)	(324,187)		(12,911,015)	(3,135,930)

Net increase	1,264,693	4,998,524		$13,521,114	$49,409,785

Class I
Shares sold	147,279	329,925		$1,571,935	$3,280,643

Shares issued in reinvestment of dividends and distributions	8,618	4,069		88,582	40,079

Shares redeemed	(83,851)	(132,568)		(893,859)	(1,242,569)

Net increase	72,046	201,426		$766,658	$2,078,153

Class Z
Shares sold	1,005	58		$10,768	$571

Shares issued in reinvestment of dividends and distributions	12	– 0	–(a)	123	– 0	–(b)

Shares redeemed	(7)	– 0	–	(75)	– 0	–

Net increase	1,010	58		$10,816	$571

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	82,193	702,605		$885,731	$6,980,044

Shares issued in reinvestment of dividends and distributions	4,177	8,340		43,774	83,147

Shares converted from Class C	54,157	– 0	–	611,973	– 0	–

Shares redeemed	(452,420)	(63,150)		(4,694,831)	(628,137)

Net increase (decrease)	(311,893)	647,795		$(3,153,353)	$6,435,054

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class C
Shares sold	7,178	81,281		$77,510	$794,310

Shares issued in reinvestment of dividends and distributions	1,219	411		12,664	4,085

Shares converted to Class A	(54,787)	– 0	–	(611,973)	– 0	–

Shares redeemed	(1,151)	(2,484)		(12,108)	(23,859)

Net increase (decrease)	(47,541)	79,208		$(533,907)	$774,536

Advisor Class
Shares sold	14,047	30,576		$152,018	$300,505

Shares issued in reinvestment of dividends and distributions	652	138		6,843	1,388

Shares redeemed	(1,438)	(6,595)		(15,227)	(65,189)

Net increase	13,261	24,119		$143,634	$236,704

Class R
Shares sold	20,635	138,290		$220,454	$1,367,416

Shares issued in reinvestment of dividends and distributions	2,244	1,520		22,935	14,849

Shares redeemed	(11,954)	(23,023)		(127,178)	(221,797)

Net increase	10,925	116,787		$116,211	$1,160,468

Class K
Shares sold	1,318,382	4,127,540		$14,069,295	$40,721,976

Shares issued in reinvestment of dividends and distributions	91,573	59,959		938,628	587,602

Shares redeemed	(1,323,891)	(446,247)		(13,948,811)	(4,281,542)

Net increase	86,064	3,741,252		$1,059,112	$37,028,036

Class I
Shares sold	120,587	242,065		$1,294,331	$2,401,476

Shares issued in reinvestment of dividends and distributions	5,708	2,379		58,567	23,337

Shares redeemed	(20,115)	(133,775)		(211,660)	(1,240,075)

Net increase	106,180	110,669		$1,141,238	$1,184,738

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares				Amount
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017		Year Ended July 31, 2016

Class Z
Shares sold	10		– 0	–	$100		$	– 0	–

Shares issued in reinvestment of dividends and distributions	1,214		788		12,454			7,739

Shares redeemed	– 0	–	(1,045)		– 0	–		(9,503)

Net increase (decrease)	1,224		(257)		$12,554			$(1,764)

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	62,001	577,565		$675,477	$5,790,474

Shares issued in reinvestment of dividends and distributions	2,879	7,642		30,402	76,499

Shares converted from Class C	636	– 0	–	7,256	– 0	–

Shares redeemed	(302,467)	(105,901)		(3,155,362)	(1,056,114)

Net increase (decrease)	(236,951)	479,306		$(2,442,227)	$4,810,859

Class C
Shares sold	2,525	35,669		$27,461	$360,464

Shares issued in reinvestment of dividends and distributions	269	92		2,839	921

Shares converted to Class A	(639)	– 0	–	(7,256)	– 0	–

Shares redeemed	(6,683)	(16,092)		(73,537)	(161,008)

Net increase (decrease)	(4,528)	19,669		$(50,493)	$200,377

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

Advisor Class
Shares sold	118	8,322	$1,339	$82,766

Shares issued in reinvestment of dividends and distributions	29	23	310	233

Shares redeemed	(2,520)	(4,300)	(26,292)	(43,516)

Net increase (decrease)	(2,373)	4,045	$(24,643)	$39,483

Class R
Shares sold	37,859	211,582	$402,526	$2,083,764

Shares issued in reinvestment of dividends and distributions	3,079	3,083	31,651	30,209

Shares redeemed	(33,420)	(40,746)	(359,142)	(388,025)

Net increase	7,518	173,919	$75,035	$1,725,948

Class K
Shares sold	1,155,595	3,098,292	$12,416,436	$30,549,782

Shares issued in reinvestment of dividends and distributions	64,307	42,851	663,648	421,226

Shares redeemed	(698,967)	(408,868)	(7,450,461)	(4,024,745)

Net increase	520,935	2,732,275	$5,629,623	$26,946,263

Class I
Shares sold	125,071	238,505	$1,346,651	$2,373,132

Shares issued in reinvestment of dividends and distributions	5,476	3,122	56,509	30,717

Shares redeemed	(28,155)	(113,457)	(301,762)	(1,044,587)

Net increase	102,392	128,170	$1,101,398	$1,359,262

Class Z
Shares sold	199	516	$2,152	$5,004

Shares issued in reinvestment of dividends and distributions	683	539	7,052	5,306

Shares redeemed	(1)	(3,759)	(14)	(36,629)

Net increase (decrease)	881	(2,704)	$9,190	$(26,319)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	33,577	123,315		$370,952	$1,220,670

Shares issued in reinvestment of dividends and distributions	362	575		3,875	5,790

Shares converted from Class C	462	– 0	–	5,355	– 0	–

Shares redeemed	(64,003)	(15,153)		(679,621)	(151,292)

Net increase (decrease)	(29,602)	108,737		$(299,439)	$1,075,168

Class C
Shares sold	2,476	4,026		$27,259	$40,280

Shares issued in reinvestment of dividends and distributions	23	1		239	7

Shares converted to Class A	(468)	– 0	–	(5,355)	– 0	–

Shares redeemed	(12)	(284)		(139)	(2,878)

Net increase	2,019	3,743		$22,004	$37,409

Advisor Class
Shares sold	3,765	5,795		$42,601	$59,565

Shares issued in reinvestment of dividends and distributions	61	1		661	6

Shares redeemed	(407)	(617)		(4,392)	(6,229)

Net increase	3,419	5,179		$38,870	$53,342

Class R
Shares sold	15,009	38,763		$162,515	$379,846

Shares issued in reinvestment of dividends and distributions	695	116		7,157	1,135

Shares redeemed	(6,490)	(1,300)		(70,150)	(11,984)

Net increase	9,214	37,579		$99,522	$368,997

Class K
Shares sold	632,437	1,401,759		$6,772,015	$13,851,607

Shares issued in reinvestment of dividends and distributions	25,796	17,263		266,212	169,351

Shares redeemed	(563,038)	(159,788)		(5,996,027)	(1,528,982)

Net increase	95,195	1,259,234		$1,042,200	$12,491,976

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares				Amount
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class I
Shares sold	81,678		151,508		$887,144		$1,501,799

Shares issued in reinvestment of dividends and distributions	3,149		1,763		32,562		17,332

Shares redeemed	(19,511)		(112,534)		(211,394)		(1,032,740)

Net increase	65,316		40,737		$708,312		$486,391

Class Z
Shares sold	10		– 0	–	$100	$	– 0	–

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–(a)	2		– 0	–(b)

Net increase	10		– 0	–	$102	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	50,854	93,945	$569,577	$940,618

Shares issued in reinvestment of dividends and distributions	354	657	3,750	6,544

Shares redeemed	(49,461)	(7,432)	(517,543)	(72,223)

Net increase	1,747	87,170	$55,784	$874,939

Class C
Shares sold	9,371	19,992	$101,831	$197,057

Shares issued in reinvestment of dividends and distributions	53	151	552	1,481

Shares redeemed	(37)	(14,299)	(405)	(139,623)

Net increase	9,387	5,844	$101,978	$58,915

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

Advisor Class
Shares sold	2,195	12,410	$23,841	$119,584

Shares issued in reinvestment of dividends and distributions	420	184	4,503	1,859

Shares redeemed	(1,803)	(1,290)	(19,457)	(12,223)

Net increase	812	11,304	$8,887	$109,220

Class R
Shares sold	24,488	5,714	$262,956	$55,193

Shares issued in reinvestment of dividends and distributions	105	21	1,072	207

Shares redeemed	(3,155)	(725)	(33,041)	(7,242)

Net increase	21,438	5,010	$230,987	$48,158

Class K
Shares sold	798,664	1,423,512	$8,556,644	$13,968,140

Shares issued in reinvestment of dividends and distributions	28,354	15,318	290,631	149,508

Shares redeemed	(422,285)	(121,858)	(4,394,753)	(1,179,091)

Net increase	404,733	1,316,972	$4,452,522	$12,938,557

Class I
Shares sold	94,682	97,435	$1,019,512	$960,694

Shares issued in reinvestment of dividends and distributions	2,333	1,066	23,982	10,428

Shares redeemed	(28,329)	(110,215)	(305,967)	(1,004,448)

Net increase (decrease)	68,686	(11,714)	$737,527	$(33,326)

Class Z
Shares sold	91	252	$970	$2,496

Shares issued in reinvestment of dividends and distributions	2	3	16	33

Shares redeemed	(265)	(14)	(2,780)	(139)

Net increase (decrease)	(172)	241	$(1,794)	$2,390

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NOTES TO FINANCIAL STATEMENTS (continued)

At July 31, 2017, certain shareholders of the Retirement Allocation Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund owned 94%, 76%, 80%, 84%, 77%, 75%, 77%, 74%, 70%, 73% and 74%, respectively, in aggregate of the Funds’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Funds’ performance.

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Funds’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When an Underlying Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Portfolio’s investments. An Underlying Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Underlying Portfolios, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to an Underlying Portfolio than if the Underlying Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Non-Diversification Risk—The Funds may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Funds’ NAV.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2017 and July 31, 2016 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2017		2016
Distributions paid from:
Ordinary income	$175,055		$101,342
Long-term capital gains	– 0	–	4,800

Total distributions paid	$175,055		$106,142

AB Multi-Manager Select 2010 Fund	2017		2016
Distributions paid from:
Ordinary income	$292,563		$199,078
Long-term capital gains	– 0	–	5,762

Total distributions paid	$292,563		$204,840

AB Multi-Manager Select 2015 Fund	2017		2016
Distributions paid from:
Ordinary income	$960,632		$617,121
Long-term capital gains	94,762		6,304

Total distributions paid	$1,055,394		$623,425

AB Multi-Manager Select 2020 Fund	2017		2016
Distributions paid from:
Ordinary income	$1,721,344		$1,102,419
Long-term capital gains	207,409		11,698

Total distributions paid	$1,928,753		$1,114,117

AB Multi-Manager Select 2025 Fund	2017		2016
Distributions paid from:
Ordinary income	$2,300,639		$1,474,437
Long-term capital gains	636,348		15,221

Total distributions paid	$2,936,987		$1,489,658

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2030 Fund	2017	2016
Distributions paid from:
Ordinary income	$1,618,093	$1,061,915
Long-term capital gains	495,198	18,348

Total distributions paid	$2,113,291	$1,080,263

AB Multi-Manager Select 2035 Fund	2017	2016
Distributions paid from:
Ordinary income	$1,075,640	$848,665
Long-term capital gains	448,607	52,006

Total distributions paid	$1,524,247	$900,671

AB Multi-Manager Select 2040 Fund	2017	2016
Distributions paid from:
Ordinary income	$762,319	$578,457
Long-term capital gains	335,015	159,931

Total distributions paid	$1,097,334	$738,388

AB Multi-Manager Select 2045 Fund	2017	2016
Distributions paid from:
Ordinary income	$582,419	$424,764
Long-term capital gains	211,057	157,036

Total distributions paid	$793,476	$581,800

AB Multi-Manager Select 2050 Fund	2017	2016
Distributions paid from:
Ordinary income	$245,220	$161,697
Long-term capital gains	66,120	47,261

Total distributions paid	$311,340	$208,958

AB Multi-Manager Select 2055 Fund	2017	2016
Distributions paid from:
Ordinary income	$237,061	$143,408
Long-term capital gains	88,101	42,182

Total distributions paid	$325,162	$185,590

As of July 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$70,635	$59,013	$362,129	$491,777
2010 Fund	188,914	214,263	663,011	1,066,188
2015 Fund	438,400	856,706	2,649,046	3,944,152
2020 Fund	868,811	1,828,388	6,272,003	8,969,202

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)
2025 Fund	$1,191,256	$2,460,416	$10,637,228	$14,288,900
2030 Fund	1,188,855	2,167,667	8,360,929	11,717,451
2035 Fund	898,317	1,786,569	8,920,719	11,605,605
2040 Fund	610,956	1,438,763	6,680,999	8,730,718
2045 Fund	453,554	1,203,178	5,776,611	7,433,343
2050 Fund	151,401	542,784	2,337,346	3,031,531
2055 Fund	173,537	478,066	2,517,562	3,169,165

(a)	During the fiscal year ended July 31, 2017, AB Multi-Manager Select Retirement Allocation Fund utilized $79,044 of capital loss carryforwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2017, none of the Funds had any capital loss carryforwards.

During the current fiscal year, certain Funds had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Fund—primarily due to return of capital distributions received from underlying securities and the redesignation of dividends—is reflected as an adjustment to the components of capital as of July 31, 2017 as shown below:

Multi-Manager Select Fund	Increase (Decrease) to Additional Paid-in Capital	Increase (Decrease) to Undistributed Net Investment Income (Loss)	Increase (Decrease) to Accumulated Net Realized Gain (Loss) on Investments
Retirement Allocation Fund	$	– 0	–	$(8,254)	$8,254
2010 Fund	(584)	(6,818)	7,402
2015 Fund	(1,837)	(23,555)	25,392
2020 Fund	(4,820)	(68,291)	73,111
2025 Fund	(5,292)	(62,884)	68,176
2030 Fund	(3,194)	(58,036)	61,230
2035 Fund	(3,284)	(3,152)	6,436
2040 Fund	(3,309)	(1,503)	4,812
2045 Fund	(3,052)	3,727	(675)
2050 Fund	(1,050)	1,329	(279)
2055 Fund	(1,079)	1,355	(276)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $280 million revolving credit facility (the “Facility”)

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NOTES TO FINANCIAL STATEMENTS (continued)

intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended July 31, 2017.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 (for reporting period end dates of August 31, 2017 or after). Management has evaluated the impact of the amendments and expects the effect of the adoption of the final rules on financial statements will be limited to additional disclosures.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class A
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2017		2016

Net asset value, beginning of period	$ 10.44		$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20		.23	.11
Net realized and unrealized gain on investment transactions	.33		.06	.07
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.53		.29	.18

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.03)	– 0	–

Net asset value, end of period	$ 10.97		$ 10.44	$ 10.18

Total Return
Total investment return based on net asset value(e)	5.08%		2.82%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$309		$442	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.42%		.41%	.39	%^
Expenses, before waivers/reimbursements(f)	6.32%		8.37%	45.18	%^
Net investment income(c)(f)	1.89%		2.28%	1.79	%^
Portfolio turnover rate	60%		102%	12%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 157

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.32	$ 10.13	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.12	.06
Net realized and unrealized gain on investment transactions	.30	.08	.07
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.44	.20	.13

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.76	$ 10.32	$ 10.13

Total Return
Total investment return based on net asset value(e)	4.26%	1.94%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$186	$126	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.17%	1.16%	1.14	%^
Expenses, before waivers/reimbursements(f)	7.21%	11.03%	43.43	%^
Net investment income(c)(f)	1.34%	1.19%	.96	%^
Portfolio turnover rate	60%	102%	12%

See footnote summary on page 233.

158 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.49	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.20	.13
Net realized and unrealized gain on investment transactions	.32	.10	.07
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.56	.30	.20

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 11.05	$ 10.49	$ 10.20

Total Return
Total investment return based on net asset value(e)	5.34%	2.91%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25	$22	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.17%	.16%	.14	%^
Expenses, before waivers/reimbursements(f)	6.16%	9.14%	44.95	%^
Net investment income(c)(f)	2.22%	1.98%	2.05	%^
Portfolio turnover rate	60%	102%	12%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 159

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class R
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2017		2016

Net asset value, beginning of period	$ 10.16		$ 10.02	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22		.14	.10
Net realized and unrealized gain on investment transactions	.27		.09	.06
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.49		.23	.16

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.08)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.16)		(.09)	(.14)

Net asset value, end of period	$ 10.49		$ 10.16	$ 10.02

Total Return
Total investment return based on net asset value(e)	4.88%		2.36%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17		$33	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.67%		.66%	.64	%^
Expenses, before waivers/reimbursements(f)	3.59%		5.08%	30.60	%^
Net investment income(c)(f)	2.20%		1.42%	1.56	%^
Portfolio turnover rate	60%		102%	12%

See footnote summary on page 233.

160 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class K
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2017		2016

Net asset value, beginning of period	$ 10.19		$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20		.22	.09
Net realized and unrealized gain on investment transactions	.31		.04	.09
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.51		.26	.18

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.19)		(.11)	(.14)

Net asset value, end of period	$ 10.51		$ 10.19	$ 10.04

Total Return
Total investment return based on net asset value(e)	5.15%		2.65%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,869		$8,303	$671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.42%		.41%	.39	%^
Expenses, before waivers/reimbursements(f)	3.37%		4.40%	21.09	%^
Net investment income(c)(f)	2.00%		2.26%	1.45	%^
Portfolio turnover rate	60%		102%	12%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 161

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class I
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2017		2016

Net asset value, beginning of period	$ 10.23		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22		.27	.13
Net realized and unrealized gain on investment transactions	.31		.02	.06
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.53		.29	.19

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.22)		(.11)	(.14)

Net asset value, end of period	$ 10.54		$ 10.23	$ 10.05

Total Return
Total investment return based on net asset value(e)	5.35%		2.98%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,057		$668	$959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.17%		.15%	.14	%^
Expenses, before waivers/reimbursements(f)	3.06%		7.57%	30.07	%^
Net investment income(c)(f)	2.20%		2.71%	2.06	%^
Portfolio turnover rate	60%		102%	12%

See footnote summary on page 233.

162 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class Z
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2017		2016

Net asset value, beginning of period	$ 10.22		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23		.22	.13
Net realized and unrealized gain on investment transactions	.31		.06	.06
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.54		.28	.19

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.23)		(.11)	(.14)

Net asset value, end of period	$ 10.53		$ 10.22	$ 10.05

Total Return
Total investment return based on net asset value(e)	5.41%		2.88%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.17%		.16%	.14	%^
Expenses, before waivers/reimbursements(f)	2.95%		7.38%	30.15	%^
Net investment income(c)(f)	2.27%		2.27%	2.07	%^
Portfolio turnover rate	60%		102%	12%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 163

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.47	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.24	.16
Net realized and unrealized gain on investment transactions	.47	.09	.10
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.68	.33	.26

Less: Dividends and Distributions
Dividends from net investment income	(.01)	(.08)	(.03)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.04)	(.09)	(.03)

Net asset value, end of period	$ 11.11	$ 10.47	$ 10.23

Total Return
Total investment return based on net asset value(e)	6.56%	3.24%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$376	$629	$16
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40%	.40%	.38	%^
Expenses, before waivers/reimbursements(f)	3.42%	4.07%	46.32	%^
Net investment income(c)(f)	1.95%	2.47%	2.53	%^
Portfolio turnover rate	49%	116%	15%

See footnote summary on page 233.

164 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class C
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2017		2016

Net asset value, beginning of period	$ 10.39		$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.21	.12
Net realized and unrealized gain on investment transactions	.48		.03	.08
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.60		.24	.20

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)	(.02)
Distributions from net realized gain on investment transactions	(.03)		(.01)	– 0	–

Total dividends and distributions	(.03)		(.03)	(.02)

Net asset value, end of period	$ 10.96		$ 10.39	$ 10.18

Total Return
Total investment return based on net asset value(e)	5.81%		2.41%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142		$106	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.15%		1.15%	1.13	%^
Expenses, before waivers/reimbursements(f)	4.32%		5.48%	47.09	%^
Net investment income(c)(f)	1.15%		2.10%	1.84	%^
Portfolio turnover rate	49%		116%	15%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 165

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.52	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.25	.18
Net realized and unrealized gain on investment transactions	.46	.10	.09
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.70	.35	.27

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.06)	(.03)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.18)	(.07)	(.03)

Net asset value, end of period	$ 11.04	$ 10.52	$ 10.24

Total Return
Total investment return based on net asset value(e)	6.81%	3.50%	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$778	$717	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.15%	.13	%^
Expenses, before waivers/reimbursements(f)	3.26%	3.56%	46.11	%^
Net investment income(c)(f)	2.28%	2.54%	2.81	%^
Portfolio turnover rate	49%	116%	15%

See footnote summary on page 233.

166 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.22	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.21	.15
Net realized and unrealized gain on investment transactions	.45	.08	.09
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.63	.29	.24

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.10)	(.20)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.11)	(.20)

Net asset value, end of period	$ 10.63	$ 10.22	$ 10.04

Total Return
Total investment return based on net asset value(e)	6.28%	2.99%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$389	$622	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.65%	.65%	.63	%^
Expenses, before waivers/reimbursements(f)	2.82%	3.59%	30.49	%^
Net investment income(c)(f)	1.80%	2.12%	2.31	%^
Portfolio turnover rate	49%	116%	15%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 167

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.23	.10
Net realized and unrealized gain on investment transactions	.44	.08	.15
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.65	.31	.25

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.24)	(.12)	(.20)

Net asset value, end of period	$ 10.65	$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	6.52%	3.16%	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,448	$13,222	$597
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40%	.40%	.38	%^
Expenses, before waivers/reimbursements(f)	2.54%	2.84%	23.54	%^
Net investment income(c)(f)	2.04%	2.39%	1.72	%^
Portfolio turnover rate	49%	116%	15%

See footnote summary on page 233.

168 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
	2017	2016

Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.31	.18
Net realized and unrealized gain on investment transactions	.49	.02	.09

Net increase in net asset value from operations	.69	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.31)	(.12)	(.20)

Net asset value, end of period	$ 10.66	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	6.88%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55	$14	$966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.13%	.13	%^
Expenses, before waivers/reimbursements(f)	2.34%	10.46%	29.96	%^
Net investment income(c)(f)	1.98%	3.17%	2.82	%^
Portfolio turnover rate	49%	116%	15%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 169

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
	2017	2016

Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.23	.18
Net realized and unrealized gain on investment transactions	.45	.10	.09

Net increase in net asset value from operations	.69	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.29)	(.12)	(.20)

Net asset value, end of period	$ 10.68	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	6.90%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.15%	.13	%^
Expenses, before waivers/reimbursements(f)	2.15%	6.29%	30.01	%^
Net investment income(c)(f)	2.30%	2.39%	2.82	%^
Portfolio turnover rate	49%	116%	15%

See footnote summary on page 233.

170 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.46	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.24	.10
Net realized and unrealized gain on investment transactions	.59	.09	.20	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.79	.33	.30

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.13)	(.04)
Distributions from net realized gain on investment transactions	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.24)	(.13)	(.04)

Net asset value, end of period	$ 11.01	$ 10.46	$ 10.26

Total Return
Total investment return based on net asset value(e)	7.72%	3.33%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,224	$3,613	$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40%	.40%	.42	%^
Expenses, before waivers/reimbursements(f)	1.16%	1.31%	26.98	%^
Net investment income(c)(f)	1.90%	2.47%	1.50	%^
Portfolio turnover rate	38%	83%	18%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 171

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.40	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.15	.06
Net realized and unrealized gain on investment transactions	.57	.11	.19	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.71	.26	.25

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.07)	(.04)
Distributions from net realized gain on investment transactions	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.19)	(.07)	(.04)

Net asset value, end of period	$ 10.92	$ 10.40	$ 10.21

Total Return
Total investment return based on net asset value(e)	6.92%	2.63%	2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$737	$717	$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.15%	1.16%	1.17	%^
Expenses, before waivers/reimbursements(f)	1.93%	2.52%	19.67	%^
Net investment income(c)(f)	1.31%	1.55%	.90	%^
Portfolio turnover rate	38%	83%	18%

See footnote summary on page 233.

172 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.63	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.27	.12
Net realized and unrealized gain on investment transactions	.58	.11	.19	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.83	.38	.31

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.02)	(.04)
Distributions from net realized gain on investment transactions	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.30)	(.02)	(.04)

Net asset value, end of period	$ 11.16	$ 10.63	$ 10.27

Total Return
Total investment return based on net asset value(e)	7.98%	3.68%	3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78	$70	$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)	.94%	1.58%	26.67	%^
Net investment income(c)(f)	2.30%	2.68%	1.82	%^
Portfolio turnover rate	38%	83%	18%
See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 173

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.25	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.21	.11
Net realized and unrealized gain on investment transactions	.55	.10	.17	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.74	.31	.28

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.13)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.22)	(.13)	(.21)

Net asset value, end of period	$ 10.77	$ 10.25	$ 10.07

Total Return
Total investment return based on net asset value(e)	7.40%	3.10%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$399	$375	$247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.65%	.66%	.67	%^
Expenses, before waivers/reimbursements(f)	1.51%	1.95%	15.95	%^
Net investment income(c)(f)	1.81%	2.15%	1.74	%^
Portfolio turnover rate	38%	83%	18%

See footnote summary on page 233.

174 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.28	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.24	.08
Net realized and unrealized gain on investment transactions	.56	.09	.22	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.77	.33	.30

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.26)	(.14)	(.21)

Net asset value, end of period	$ 10.79	$ 10.28	$ 10.09

Total Return
Total investment return based on net asset value(e)	7.68%	3.35%	3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,086	$41,604	$3,780
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40%	.41%	.42	%^
Expenses, before waivers/reimbursements(f)	1.22%	1.37%	10.55	%^
Net investment income(c)(f)	2.07%	2.48%	1.30	%^
Portfolio turnover rate	38%	83%	18%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 175

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.30	.18
Net realized and unrealized gain on investment transactions	.55	.06	.14	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.80	.36	.32

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.15)	(.22)
Distributions from net realized gain on investment transactions	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.30)	(.15)	(.22)

Net asset value, end of period	$ 10.81	$ 10.31	$ 10.10

Total Return
Total investment return based on net asset value(e)	7.96%	3.60%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$534	$541	$969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)	.89%	1.74%	25.68	%^
Net investment income(c)(f)	2.43%	3.06%	2.91	%^
Portfolio turnover rate	38%	83%	18%

See footnote summary on page 233.

176 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.24	.18
Net realized and unrealized gain on investment transactions	.56	.11	.14	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.80	.35	.32

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.14)	(.22)
Distributions from net realized gain on investment transactions	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.30)	(.14)	(.22)

Net asset value, end of period	$ 10.81	$ 10.31	$ 10.10

Total Return
Total investment return based on net asset value(e)	8.02%	3.60%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)	.80%	1.47%	25.70	%^
Net investment income(c)(f)	2.33%	2.49%	2.91	%^
Portfolio turnover rate	38%	83%	18%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 177

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.46	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.23	.12
Net realized and unrealized gain on investment transactions	.71	.09	.24	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.92	.32	.36

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.23)	(.14)	(.08)

Net asset value, end of period	$ 11.15	$ 10.46	$ 10.28

Total Return
Total investment return based on net asset value(e)	8.98%	3.19%	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,239	$8,339	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.44%	.45%	.46	%^
Expenses, before waivers/reimbursements(f)	.82%	1.00%	9.77	%^
Net investment income(c)(f)	1.94%	2.37%	2.00	%^
Portfolio turnover rate	46%	81%	100%

See footnote summary on page 233.

178 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.36	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.15	.06
Net realized and unrealized gain on investment transactions	.70	.09	.24	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.83	.24	.30

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.10)	(.07)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.17)	(.11)	(.07)

Net asset value, end of period	$ 11.02	$ 10.36	$ 10.23

Total Return
Total investment return based on net asset value(e)	8.17%	2.38%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,584	$1,286	$370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.19%	1.20%	1.21	%^
Expenses, before waivers/reimbursements(f)	1.57%	1.82%	12.82	%^
Net investment income(c)(f)	1.23%	1.57%	.95	%^
Portfolio turnover rate	46%	81%	100%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 179

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.50	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.29	.18
Net realized and unrealized gain on investment transactions	.70	.05	.20	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.95	.34	.38

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.28)	(.14)	(.08)

Net asset value, end of period	$ 11.17	$ 10.50	$ 10.30

Total Return
Total investment return based on net asset value(e)	9.23%	3.36%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$220	$179	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.57%	.69%	25.25	%^
Net investment income(c)(f)	2.32%	2.96%	2.74	%^
Portfolio turnover rate	46%	81%	100%

See footnote summary on page 233.

180 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.23	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.22	.12
Net realized and unrealized gain on investment transactions	.69	.06	.22	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.88	.28	.34

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.19)	(.14)	(.25)

Net asset value, end of period	$ 10.92	$ 10.23	$ 10.09

Total Return
Total investment return based on net asset value(e)	8.78%	2.84%	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,052	$2,328	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.69%	.70%	.71	%^
Expenses, before waivers/reimbursements(f)	1.17%	1.36%	8.32	%^
Net investment income(c)(f)	1.79%	2.25%	1.93	%^
Portfolio turnover rate	46%	81%	100%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 181

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.27	$ 10.11	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.23	.10
Net realized and unrealized gain on investment transactions	.70	.07	.26	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.91	.30	.36

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.24)	(.14)	(.25)

Net asset value, end of period	$ 10.94	$ 10.27	$ 10.11

Total Return
Total investment return based on net asset value(e)	9.07%	3.08%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,263	$72,587	$6,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.44%	.45%	.46	%^
Expenses, before waivers/reimbursements(f)	.90%	1.04%	5.40	%^
Net investment income(c)(f)	2.02%	2.40%	1.68	%^
Portfolio turnover rate	46%	81%	100%

See footnote summary on page 233.

182 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.28	.19
Net realized and unrealized gain on investment transactions	.69	.05	.18	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.93	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.27)	(.15)	(.25)

Net asset value, end of period	$ 10.96	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	9.29%	3.34%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,182	$2,376	$975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.59%	.80%	24.45	%^
Net investment income(c)(f)	2.33%	2.89%	2.98	%^
Portfolio turnover rate	46%	81%	100%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 183

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.24	.19
Net realized and unrealized gain on investment transactions	.69	.09	.18	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.93	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.28)	(.15)	(.25)

Net asset value, end of period	$ 10.95	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	9.27%	3.32%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.49%	.97%	24.49	%^
Net investment income(c)(f)	2.32%	2.42%	2.99	%^
Portfolio turnover rate	46%	81%	100%

See footnote summary on page 233.

184 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.45	$ 10.33	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.24	.11
Net realized and unrealized gain on investment transactions	.91	.03	.33	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.10	.27	.44

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.15)	(.11)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.23)	(.15)	(.11)

Net asset value, end of period	$ 11.32	$ 10.45	$ 10.33

Total Return
Total investment return based on net asset value(e)	10.74%	2.65%	4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,804	$8,857	$174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.43%	.44%	.45	%^
Expenses, before waivers/reimbursements(f)	.75%	.83%	13.53	%^
Net investment income(c)(f)	1.77%	2.39%	1.73	%^
Portfolio turnover rate	41%	75%	22%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 185

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.38	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.14	.05
Net realized and unrealized gain on investment transactions	.86	.06	.35	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.01	.20	.40

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.11)	(.11)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.20)	(.11)	(.11)

Net asset value, end of period	$ 11.19	$ 10.38	$ 10.29

Total Return
Total investment return based on net asset value(e)	9.87%	1.97%	3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$629	$818	$138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.18%	1.19%	1.20	%^
Expenses, before waivers/reimbursements(f)	1.53%	1.68%	15.69	%^
Net investment income(c)(f)	1.40%	1.38%	.72	%^
Portfolio turnover rate	41%	75%	22%

See footnote summary on page 233.

186 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.51	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.25	.11
Net realized and unrealized gain on investment transactions	.87	.05	.35	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.12	.30	.46

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.14)	(.11)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.29)	(.14)	(.11)

Net asset value, end of period	$ 11.34	$ 10.51	$ 10.35

Total Return
Total investment return based on net asset value(e)	10.95%	2.97%	4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$861	$708	$534
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)	.52%	.79%	13.26	%^
Net investment income(c)(f)	2.32%	2.51%	1.71	%^
Portfolio turnover rate	41%	75%	22%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 187

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.24	$ 10.14	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.20	.12
Net realized and unrealized gain on investment transactions	.85	.04	.31	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.04	.24	.43

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.14)	(.29)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.23)	(.14)	(.29)

Net asset value, end of period	$ 11.05	$ 10.24	$ 10.14

Total Return
Total investment return based on net asset value(e)	10.35%	2.44%	4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,852	$2,802	$482
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.68%	.69%	.70	%^
Expenses, before waivers/reimbursements(f)	1.03%	1.01%	7.14	%^
Net investment income(c)(f)	1.84%	2.10%	1.98	%^
Portfolio turnover rate	41%	75%	22%

See footnote summary on page 233.

188 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.28	$ 10.16	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.22	.09
Net realized and unrealized gain on investment transactions	.86	.05	.36	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.07	.27	.45

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.26)	(.15)	(.29)

Net asset value, end of period	$ 11.09	$ 10.28	$ 10.16

Total Return
Total investment return based on net asset value(e)	10.66%	2.71%	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,243	$106,535	$10,497
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.43%	.44%	.45	%^
Expenses, before waivers/reimbursements(f)	.81%	.92%	5.97	%^
Net investment income(c)(f)	2.04%	2.26%	1.46	%^
Portfolio turnover rate	41%	75%	22%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 189

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.27	.19
Net realized and unrealized gain on investment transactions	.86	.02	.27	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.10	.29	.46

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.29)	(.15)	(.29)

Net asset value, end of period	$ 11.12	$ 10.31	$ 10.17

Total Return
Total investment return based on net asset value(e)	10.98%	2.96%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,217	$2,421	$984
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)	.49%	.65%	22.66	%^
Net investment income(c)(f)	2.25%	2.77%	3.04	%^
Portfolio turnover rate	41%	75%	22%

See footnote summary on page 233.

190 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.23	.19
Net realized and unrealized gain on investment transactions	.83	.06	.27	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.10	.29	.46

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.30)	(.15)	(.29)

Net asset value, end of period	$ 11.11	$ 10.31	$ 10.17

Total Return
Total investment return based on net asset value(e)	10.97%	2.95%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)	.41%	.78%	22.69	%^
Net investment income(c)(f)	2.53%	2.32%	3.04	%^
Portfolio turnover rate	41%	75%	22%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 191

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.50	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.21	.08
Net realized and unrealized gain on investment transactions	1.11	.04	.47
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.30	.25	.55

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.13)	(.16)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–

Total dividends and distributions	(.24)	(.14)	(.16)

Net asset value, end of period	$ 11.56	$ 10.50	$ 10.39

Total Return
Total investment return based on net asset value(e)	12.65%	2.52%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,956	$8,554	$317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48%	.48%	.49	%^
Expenses, before waivers/reimbursements(f)	.83%	.97%	18.85	%^
Net investment income(c)(f)	1.75%	2.14%	1.18	%^
Portfolio turnover rate	48%	72%	35%

See footnote summary on page 233.

192 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.42	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.12	.12
Net realized and unrealized gain on investment transactions	1.08	.07	.38
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.21	.19	.50

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.11)	(.15)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–

Total dividends and distributions	(.20)	(.12)	(.15)

Net asset value, end of period	$ 11.43	$ 10.42	$ 10.35

Total Return
Total investment return based on net asset value(e)	11.86%	1.86%	5.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$951	$911	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.23%	1.23%	1.24	%^
Expenses, before waivers/reimbursements(f)	1.59%	1.83%	25.83	%^
Net investment income(c)(f)	1.20%	1.17%	1.88	%^
Portfolio turnover rate	48%	72%	35%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 193

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.55	$ 10.41	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.25	.12
Net realized and unrealized gain on investment transactions	1.09	.04	.45
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.33	.29	.57

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.14)	(.16)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–

Total dividends and distributions	(.29)	(.15)	(.16)

Net asset value, end of period	$ 11.59	$ 10.55	$ 10.41

Total Return
Total investment return based on net asset value(e)	12.95%	2.82%	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$924	$702	$50
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.58%	.70%	18.70	%^
Net investment income(c)(f)	2.25%	2.54%	1.82	%^
Portfolio turnover rate	48%	72%	35%

See footnote summary on page 233.

194 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.29	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.18	.10
Net realized and unrealized gain on investment transactions	1.04	.05	.43
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.24	.23	.53

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.13)	(.33)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.14)	(.33)

Net asset value, end of period	$ 11.31	$ 10.29	$ 10.20

Total Return
Total investment return based on net asset value(e)	12.29%	2.32%	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,300	$1,866	$380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.73%	.73%	.74	%^
Expenses, before waivers/reimbursements(f)	1.15%	1.40%	8.24	%^
Net investment income(c)(f)	1.89%	1.89%	1.70	%^
Portfolio turnover rate	48%	72%	35%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 195

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.32	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.20	.08
Net realized and unrealized gain on investment transactions	1.06	.06	.46
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.27	.26	.54

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–

Total dividends and distributions	(.26)	(.15)	(.33)

Net asset value, end of period	$ 11.33	$ 10.32	$ 10.21

Total Return
Total investment return based on net asset value(e)	12.61%	2.60%	5.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,325	$70,952	$7,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48%	.48%	.49	%^
Expenses, before waivers/reimbursements(f)	.89%	1.06%	7.09	%^
Net investment income(c)(f)	1.94%	2.08%	1.28	%^
Portfolio turnover rate	48%	72%	35%

See footnote summary on page 233.

196 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.24	.18
Net realized and unrealized gain on investment transactions	1.07	.03	.38
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.31	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–

Total dividends and distributions	(.30)	(.15)	(.33)

Net asset value, end of period	$ 11.36	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	12.94%	2.75%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,288	$2,682	$994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.57%	.80%	22.26	%^
Net investment income(c)(f)	2.26%	2.42%	2.90	%^
Portfolio turnover rate	48%	72%	35%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 197

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.21	.18
Net realized and unrealized gain on investment transactions	1.08	.06	.38
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.31	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–

Total dividends and distributions	(.30)	(.15)	(.33)

Net asset value, end of period	$ 11.36	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	12.99%	2.74%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.48%	.95%	22.28	%^
Net investment income(c)(f)	2.19%	2.11%	2.88	%^
Portfolio turnover rate	48%	72%	35%

See footnote summary on page 233.

198 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.47	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.18	.07
Net realized and unrealized gain on investment transactions	1.31	.00	(d)	.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.48	.18	.63

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.15)	(.19)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.19)	(.15)	(.19)

Net asset value, end of period	$ 11.76	$ 10.47	$ 10.44

Total Return
Total investment return based on net asset value(e)	14.39%	1.79%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,670	$7,259	$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48%	.49%	.49	%^
Expenses, before waivers/reimbursements(f)	.91%	1.13%	14.64	%^
Net investment income(c)(f)	1.56%	1.79%	1.09	%^
Portfolio turnover rate	38%	74%	17%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 199

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.38	$ 10.40	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.08	.05
Net realized and unrealized gain on investment transactions	1.25	.02	.54
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.38	.10	.59

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.16)	(.12)	(.19)

Net asset value, end of period	$ 11.60	$ 10.38	$ 10.40

Total Return
Total investment return based on net asset value(e)	13.53%	.98%	5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$604	$959	$65
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.23%	1.24%	1.24	%^
Expenses, before waivers/reimbursements(f)	1.68%	2.00%	19.46	%^
Net investment income(c)(f)	1.22%	.84%	.76	%^
Portfolio turnover rate	38%	74%	17%

See footnote summary on page 233.

200 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.55	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.20	.07
Net realized and unrealized gain on investment transactions	1.28	.02	.57
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.51	.22	.64

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.26)	(.12)	(.19)

Net asset value, end of period	$ 11.80	$ 10.55	$ 10.45

Total Return
Total investment return based on net asset value(e)	14.59%	2.12%	6.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$535	$450	$171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)	.67%	.99%	21.13	%^
Net investment income(c)(f)	2.07%	2.03%	1.16	%^
Portfolio turnover rate	38%	74%	17%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 201

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.25	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.15	.10
Net realized and unrealized gain on investment transactions	1.25	.00	(d)	.51
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.42	.15	.61

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.15)	(.36)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.20)	(.15)	(.36)

Net asset value, end of period	$ 11.47	$ 10.25	$ 10.25

Total Return
Total investment return based on net asset value(e)	14.07%	1.49%	6.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,709	$1,396	$216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.73%	.74%	.74	%^
Expenses, before waivers/reimbursements(f)	1.12%	1.46%	9.15	%^
Net investment income(c)(f)	1.60%	1.57%	1.62	%^
Portfolio turnover rate	38%	74%	17%

See footnote summary on page 233.

202 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.29	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.17	.07
Net realized and unrealized gain on investment transactions	1.26	.01	.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.45	.18	.63

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.15)	(.37)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.23)	(.15)	(.37)

Net asset value, end of period	$ 11.51	$ 10.29	$ 10.26

Total Return
Total investment return based on net asset value(e)	14.34%	1.85%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,677	$58,198	$6,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48%	.49%	.49	%^
Expenses, before waivers/reimbursements(f)	.93%	1.17%	6.39	%^
Net investment income(c)(f)	1.77%	1.72%	1.16	%^
Portfolio turnover rate	38%	74%	17%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 203

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.20	.17
Net realized and unrealized gain on investment transactions	1.25	.00	(d)	.48
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.48	.20	.65

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.26)	(.16)	(.37)

Net asset value, end of period	$ 11.54	$ 10.32	$ 10.28

Total Return
Total investment return based on net asset value(e)	14.64%	2.01%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,280	$3,084	$1,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)	.62%	.91%	22.51	%^
Net investment income(c)(f)	2.14%	2.10%	2.65	%^
Portfolio turnover rate	38%	74%	17%

See footnote summary on page 233.

204 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.17	.17
Net realized and unrealized gain on investment transactions	1.26	.03	.48
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.48	.20	.65

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.27)	(.16)	(.37)

Net asset value, end of period	$ 11.53	$ 10.32	$ 10.28

Total Return
Total investment return based on net asset value(e)	14.62%	2.00%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24	$11	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)	.52%	1.16%	22.53	%^
Net investment income(c)(f)	2.06%	1.77%	2.64	%^
Portfolio turnover rate	38%	74%	17%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 205

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.40	$ 10.42	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.14	.11
Net realized and unrealized gain (loss) on investment transactions	1.43	(.01	)†	.58
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.56	.13	.69

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.15)	(.27)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.16)	(.15)	(.27)

Net asset value, end of period	$ 11.80	$ 10.40	$ 10.42

Total Return
Total investment return based on net asset value(e)	15.22%	1.28%	6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,051	$6,816	$77
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.03%	1.18%	23.89	%^
Net investment income(c)(f)	1.17%	1.45%	1.69	%^
Portfolio turnover rate	46%	69%	16%
See footnote summary on page 233.

206 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.33	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10	.03	.09
Net realized and unrealized gain on investment transactions	1.37	.01	.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.47	.04	.65

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.10)	(.26)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)	(.10)	(.26)

Net asset value, end of period	$ 11.65	$ 10.33	$ 10.39

Total Return
Total investment return based on net asset value(e)	14.43%	.44%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$398	$844	$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.27%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	1.81%	2.03%	30.19	%^
Net investment income(c)(f)	.95%	.35%	1.35	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 207

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.49	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.16	.15
Net realized and unrealized gain (loss) on investment transactions	1.40	(.02	)†	.57
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.60	.14	.72

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.10)	(.27)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.24)	(.10)	(.27)

Net asset value, end of period	$ 11.85	$ 10.49	$ 10.45

Total Return
Total investment return based on net asset value(e)	15.54%	1.40%	7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$459	$268	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	.81%	.89%	29.08	%^
Net investment income(c)(f)	1.80%	1.58%	2.33	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

208 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.18	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.13	.11
Net realized and unrealized gain (loss) on investment transactions	1.36	(.04	)†	.57
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.50	.09	.68

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.19)	(.15)	(.44)

Net asset value, end of period	$ 11.49	$ 10.18	$ 10.24

Total Return
Total investment return based on net asset value(e)	14.92%	.92%	6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,508	$1,224	$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.77%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)	1.28%	1.45%	14.63	%^
Net investment income(c)(f)	1.29%	1.33%	1.71	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 209

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.22	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.13	.06
Net realized and unrealized gain (loss) on investment transactions	1.37	(.01	)†	.63
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.54	.12	.69

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.21)	(.15)	(.44)

Net asset value, end of period	$ 11.55	$ 10.22	$ 10.25

Total Return
Total investment return based on net asset value(e)	15.30%	1.23%	7.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,902	$46,834	$8,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.06%	1.30%	5.69	%^
Net investment income(c)(f)	1.56%	1.38%	1.03	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

210 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.19	.15
Net realized and unrealized gain (loss) on investment transactions	1.37	(.05	)†	.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.56	.14	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.24)	(.16)	(.44)

Net asset value, end of period	$ 11.57	$ 10.25	$ 10.27

Total Return
Total investment return based on net asset value(e)	15.52%	1.40%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,644	$2,140	$1,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	.73%	1.11%	18.71	%^
Net investment income(c)(f)	1.75%	2.00%	2.44	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 211

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.14	.04
Net realized and unrealized gain on investment transactions	1.38	.00	(d)	.67
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.57	.14	.71

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.25)	(.16)	(.44)

Net asset value, end of period	$ 11.57	$ 10.25	$ 10.27

Total Return
Total investment return based on net asset value(e)	15.59%	1.38%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$600	$519	$522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	.64%	1.29%	16.54	%^
Net investment income(c)(f)	1.79%	1.46%	.68	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

212 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.43	$ 10.51	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.15	.12
Net realized and unrealized gain (loss) on investment transactions	1.49	(.08	)†	.60
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.62	.07	.72

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.13)	(.15)	(.21)

Net asset value, end of period	$ 11.92	$ 10.43	$ 10.51

Total Return
Total investment return based on net asset value(e)	15.71%	.76%	7.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,016	$5,107	$111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.50%	.52%	.54	%^
Expenses, before waivers/reimbursements(f)	1.26%	1.50%	28.43	%^
Net investment income(c)(f)	1.19%	1.48%	1.96	%^
Portfolio turnover rate	39%	67%	14%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 213

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.43	$ 10.47	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09	.04	.01
Net realized and unrealized gain (loss) on investment transactions	1.45	(.05	)†	.66
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	1.54	(.01)	.67

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.02)	(.20)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.10)	(.03)	(.20)

Net asset value, end of period	$ 11.87	$ 10.43	$ 10.47

Total Return
Total investment return based on net asset value(e)	14.91%	(.05)%	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$275	$289	$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.25%	1.27%	1.29	%^
Expenses, before waivers/reimbursements(f)	2.04%	2.74%	27.00	%^
Net investment income(c)(f)	.81%	.45%	.14	%^
Portfolio turnover rate	39%	67%	14%

See footnote summary on page 233.

214 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.54	$ 10.53	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.18	.15
Net realized and unrealized gain (loss) on investment transactions	1.49	(.09	)†	.59
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.67	.09	.74

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.20)	(.08)	(.21)

Net asset value, end of period	$ 12.01	$ 10.54	$ 10.53

Total Return
Total investment return based on net asset value(e)	16.09%	.86%	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32	$53	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	1.02%	1.39%	29.40	%^
Net investment income(c)(f)	1.63%	1.81%	2.35	%^
Portfolio turnover rate	39%	67%	14%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 215

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.20	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.13	.10
Net realized and unrealized gain (loss) on investment transactions	1.41	(.09	)†	.60
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.55	.04	.70

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.16)	(.16)	(.38)

Net asset value, end of period	$ 11.59	$ 10.20	$ 10.32

Total Return
Total investment return based on net asset value(e)	15.44%	.41%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,174	$1,836	$63
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.75%	.77%	.79	%^
Expenses, before waivers/reimbursements(f)	1.33%	1.60%	15.63	%^
Net investment income(c)(f)	1.28%	1.33%	1.53	%^
Portfolio turnover rate	39%	67%	14%

See footnote summary on page 233.

216 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.24	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.13	.06
Net realized and unrealized gain (loss) on investment transactions	1.44	(.07	)†	.66
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.60	.06	.72

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.19)	(.16)	(.38)

Net asset value, end of period	$ 11.65	$ 10.24	$ 10.34

Total Return
Total investment return based on net asset value(e)	15.88%	.62%	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,736	$34,012	$6,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.50%	.52%	.54	%^
Expenses, before waivers/reimbursements(f)	1.16%	1.57%	7.63	%^
Net investment income(c)(f)	1.47%	1.32%	.93	%^
Portfolio turnover rate	39%	67%	14%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 217

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.44	(.08	)†	.57
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.62	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.16)	(.38)

Net asset value, end of period	$ 11.67	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	16.08%	.97%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,830	$2,319	$1,009
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	.84%	1.41%	23.10	%^
Net investment income(c)(f)	1.66%	1.79%	2.36	%^
Portfolio turnover rate	39%	67%	14%

See footnote summary on page 233.

218 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.14	.06
Net realized and unrealized gain (loss) on investment transactions	1.43	(.05	)†	.66
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.62	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.23)	(.16)	(.38)

Net asset value, end of period	$ 11.66	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	16.05%	.96%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$369	$316	$346
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	.76%	1.78%	16.19	%^
Net investment income(c)(f)	1.74%	1.41%	.96	%^
Portfolio turnover rate	39%	67%	14%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 219

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.49	$ 10.49	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.11	.09
Net realized and unrealized gain (loss) on investment transactions	1.55	(.03	)†	.61

Net increase in net asset value from operations	1.69	.08	.70

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.05)	(.08)	(.21)

Net asset value, end of period	$ 12.13	$ 10.49	$ 10.49

Total Return
Total investment return based on net asset value(e)	16.19%	.80%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,035	$1,206	$66
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	3.04%	4.64%	36.42	%^
Net investment income(c)(f)	1.26%	1.13%	1.37	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

220 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.44	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07	.03	.09
Net realized and unrealized gain (loss) on investment transactions	1.52	(.02	)†	.56

Net increase in net asset value from operations	1.59	.01	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.05)	(.01)	(.21)

Net asset value, end of period	$ 11.98	$ 10.44	$ 10.44

Total Return
Total investment return based on net asset value(e)	15.30%	.07%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81	$50	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.25%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	3.89%	5.86%	41.11	%^
Net investment income(c)(f)	.66%	.27%	1.39	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 221

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.14	.15
Net realized and unrealized gain (loss) on investment transactions	1.55	(.03	)†	.56

Net increase in net asset value from operations	1.73	.11	.71

Less: Dividends and Distributions
Dividends from net investment income	(.07)	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.12)	(.01)	(.21)

Net asset value, end of period	$ 12.21	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(e)	16.51%	1.02%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118	$66	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	2.80%	4.28%	40.13	%^
Net investment income(c)(f)	1.58%	1.44%	2.38	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

222 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
	2017	2016

Net asset value, beginning of period	$ 10.21	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.06	.13
Net realized and unrealized gain on investment transactions	1.47	.00 (d)	.55

Net increase in net asset value from operations	1.60	.06	.68

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.13)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.17)	(.14)	(.39)

Net asset value, end of period	$ 11.64	$ 10.21	$ 10.29

Total Return
Total investment return based on net asset value(e)	15.84%	.60%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$570	$406	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.75%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)	2.26%	2.75%	25.29	%^
Net investment income(c)(f)	1.22%	.57%	2.03	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
	2017	2016

Net asset value, beginning of period	$ 10.23	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.12	.07
Net realized and unrealized gain (loss) on investment transactions	1.47	(.04 )†	.62

Net increase in net asset value from operations	1.63	.08	.69

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.18)	(.15)	(.39)

Net asset value, end of period	$ 11.68	$ 10.23	$ 10.30

Total Return
Total investment return based on net asset value(e)	16.15%	.80%	6.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,652	$14,486	$1,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.50%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.99%	2.99%	16.29	%^
Net investment income(c)(f)	1.50%	1.28%	1.09	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class I
	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
	2017	2016

Net asset value, beginning of period	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.49	(.07 )†	.56

Net increase in net asset value from operations	1.67	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.21)	(.15)	(.39)

Net asset value, end of period	$ 11.73	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	16.51%	1.05%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,389	$1,421	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.66%	3.58%	27.24	%^
Net investment income(c)(f)	1.64%	1.76%	2.39	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
	2017	2016

Net asset value, beginning of period	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.13	.15
Net realized and unrealized gain (loss) on investment transactions	1.47	(.03 )†	.56

Net increase in net asset value from operations	1.66	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.21)	(.15)	(.39)

Net asset value, end of period	$ 11.72	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	16.47%	1.04%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.58%	4.05%	27.28	%^
Net investment income(c)(f)	1.74%	1.36%	2.38	%^
Portfolio turnover rate	46%	69%	16%

See footnote summary on page 233.

226 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.39	$ 10.48	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.12	.11
Net realized and unrealized gain (loss) on investment transactions	1.52	(.09	)†	.58
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.66	.03	.69

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.11)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.06)	(.12)	(.21)

Net asset value, end of period	$ 11.99	$ 10.39	$ 10.48

Total Return
Total investment return based on net asset value(e)	16.08%	.35%	6.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,094	$931	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	2.73%	4.64%	22.61	%^
Net investment income(c)(f)	1.24%	1.19%	1.73	%^
Portfolio turnover rate	40%	71%	16%

See footnote summary on page 233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.30	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05	.08	.09
Net realized and unrealized gain (loss) on investment transactions	1.51	(.13	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	1.56	(.05)	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.08)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.06)	(.09)	(.21)

Net asset value, end of period	$ 11.80	$ 10.30	$ 10.44

Total Return
Total investment return based on net asset value(e)	15.25%	(.45)%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192	$71	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.26%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	3.52%	6.16%	24.47	%^
Net investment income(c)(f)	.48%	.81%	1.39	%^
Portfolio turnover rate	40%	71%	16%

See footnote summary on page 233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.51	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.14	.04
Net realized and unrealized gain (loss) on investment transactions	1.52	(.09	)†	.67
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.71	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.03)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.10)	(.04)	(.21)

Net asset value, end of period	$ 12.12	$ 10.51	$ 10.50

Total Return
Total investment return based on net asset value(e)	16.40%	.52%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$547	$466	$347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	2.51%	5.66%	22.48	%^
Net investment income(c)(f)	1.72%	1.37%	.69	%^
Portfolio turnover rate	40%	71%	16%

See footnote summary on page 233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.17	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07	.07	.12
Net realized and unrealized gain (loss) on investment transactions	1.52	(.07	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.59	.00	.68

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.11)	(.39)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.18)	(.12)	(.39)

Net asset value, end of period	$ 11.58	$ 10.17	$ 10.29

Total Return
Total investment return based on net asset value(e)	15.82%	.09%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$323	$66	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.76%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)	2.12%	3.68%	22.02	%^
Net investment income(c)(f)	.68%	.69%	1.86	%^
Portfolio turnover rate	40%	71%	16%

See footnote summary on page 233.

230 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.18	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.12	.07
Net realized and unrealized gain (loss) on investment transactions	1.46	(.08	)†	.61
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.61	.04	.68

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.19)	(.15)	(.39)

Net asset value, end of period	$ 11.60	$ 10.18	$ 10.29

Total Return
Total investment return based on net asset value(e)	16.06%	.42%	6.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,441	$14,694	$1,300
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.93%	3.08%	16.63	%^
Net investment income(c)(f)	1.44%	1.20%	1.14	%^
Portfolio turnover rate	40%	71%	16%

See footnote summary on page 233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.47	(.12	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.65	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.15)	(.39)

Net asset value, end of period	$ 11.65	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	16.43%	.57%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,801	$878	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.61%	4.58%	21.99	%^
Net investment income(c)(f)	1.63%	1.80%	2.39	%^
Portfolio turnover rate	40%	71%	16%

See footnote summary on page 233.

232 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.13	.15
Net realized and unrealized gain (loss) on investment transactions	1.46	(.08	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.64	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.15)	(.39)

Net asset value, end of period	$ 11.64	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	16.38%	.56%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13	$13	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.55%	4.27%	21.98	%^
Net investment income(c)(f)	1.69%	1.36%	2.38	%^
Portfolio turnover rate	40%	71%	16%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense and net investment loss ratios do not include income earned or expenses incurred by the Fund through its Underlying Portfolios.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Funds’ change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 233

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (collectively, the “Funds”), eleven of the portfolios constituting AB Cap Fund, Inc., as of July 31, 2017, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period December 15, 2014 (commencement of operations) to July 31, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

234 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund, eleven of the portfolios constituting AB Cap Fund, Inc., at July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period December 15, 2014 (commencement of operations) to July 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 25, 2017

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 235

2017 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the taxable year ended July 31, 2017. For such year, each of the AB Multi-Manager Select Retirement Funds designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2018.

236 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Vadim Zlotnikov(2) , Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	Messrs. Loewy, Nikolich, and Zlotnikov are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 237

MANAGEMENT OF THE FUND

NAME, ADDRESS, AGE AND (YEAR FIRST ELECTED)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, # 57 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business with which he has been associated since prior to 2004.	98	None

238 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS, AGE AND (YEAR FIRST ELECTED)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES
Marshall C. Turner, Jr., ## Chairman of the Board 75 (2005)	Private Investor since prior to 2012. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	98	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin, ## 75 (1992)	Independent Consultant since prior to 2012. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002; Senior Advisor from June 1999–June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989–May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992 and as Chairman of the Audit Committees of a number of such AB Funds from 2001-2008.	97	None

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 239

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS, AGE AND (YEAR FIRST ELECTED)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Michael J. Downey, ## 73 (2005)	Private Investor since prior to 2012. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a Director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	98	The Asia Pacific Fund, Inc. (registered investment company) since prior to 2012

William H. Foulk, Jr., ## 85 (1992)	Investment Adviser and an Independent Consultant since prior to 2012. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 until early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	98	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS, AGE AND (YEAR FIRST ELECTED)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
D. James Guzy, ## 81 (2005)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2012. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2012 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AB Funds since 1982.	95	None

Nancy P. Jacklin, ## 69 (2006)	Private Investor since prior to 2012. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	98	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS, AGE AND (YEAR FIRST ELECTED)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Carol C. McMullen, ## 62 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Partners Healthcare Investment Committee. Formerly, Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and nonprofit boards, and as a director or trustee of the AB Funds since June 2016.	98	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS, AGE AND (YEAR FIRST ELECTED)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Garry L. Moody, ## 65 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	98	None

Earl D. Weiner, ## 78 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	98	None

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MANAGEMENT OF THE FUND (continued)

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member pf the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH TRUST	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 57	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 72	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P., since prior to March 2003.

Daniel J. Loewy 42	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2012.

Christopher H. Nikolich 47	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2012.

Vadim Zlotnikov 55	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2012.

Emilie D. Wrapp 61	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2012.

Joseph J. Mantineo 58	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services (“ABIS”)**, with which he has been associated since prior to 2012.

Phyllis J. Clarke 56	Controller	Vice President of ABIS**, with which she has been associated since prior to 2012.

Vincent S. Noto 52	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2012.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at 1-(800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Information Regarding the Review and Approval of the Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) and (ii) the proposed amendment to the Sub-Advisory Agreement (the “Amended Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Contracts”) between the Adviser and Morningstar Investment Management LLC (formerly Morningstar Associates, LLC) (the “Sub-Adviser”) in respect of each Fund at a meeting held on August 2-3, 2016 (the “Meeting”).

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund

•	AB Multi-Manager Select 2030 Fund
•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the Advisory Contracts, the directors had requested from the Adviser and the Sub-Adviser, and received and evaluated, extensive materials. They reviewed the proposed approval of the Advisory Contracts with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed approvals in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the

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services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Funds and review extensive materials and information presented by the Adviser. The directors also receive an annual presentation from the Sub-Adviser addressing the Sub-Adviser’s services to the Funds.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Amended Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that are provided to the Funds by the Adviser. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services are covered by the advisory fee.

The directors noted that the Funds invest in a mix of mutual funds advised by the Adviser (“AB Mutual Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and together with the AB Mutual Funds, “Underlying Funds”). The Sub-Adviser selects Underlying Funds within each asset class for investment by the Funds from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The directors noted that the Amended Sub-Advisory Agreement gives broader latitude

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to the Sub-Adviser to identify funds for investment that are not in the current families of approved External Funds, subject to the Adviser’s ability to enter into the necessary arrangements with the new funds, and does not alter the original 33% target with 40% cap for AB Mutual Funds.

The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Fund to the Adviser for the period ended December 31, 2014 and for calendar year 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Funds before taxes and distribution expenses. The directors noted that the Funds were not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that each Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

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Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year. At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of each Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2016, and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered each Fund’s contractual advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between each Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Funds, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that each Fund invests in Underlying Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the advisory fee for each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the Underlying Funds in which the Funds may invest.

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The directors considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of each Fund was based on the Fund’s latest fiscal year and the information (except in the case of AB Multi-Manager Select 2035 Fund) included the pro forma expense ratio to reflect the expense cap level effective January 6, 2016. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others.

AB Multi-Manager Select Retirement Allocation Fund

AB Multi-Manager Select 2010 Fund

AB Multi-Manager Select 2015 Fund

AB Multi-Manager Select 2020 Fund

AB Multi-Manager Select 2030 Fund

AB Multi-Manager Select 2050 Fund

Based on their review, the directors concluded that each Fund’s pro forma expense ratio was acceptable.

AB Multi-Manager Select 2040 Fund

AB Multi-Manager Select 2045 Fund

AB Multi-Manager Select 2055 Fund

After reviewing and discussing the Adviser’s explanations of the reasons each Fund’s pro forma expense ratio was above its peer group median, the directors concluded that each Fund’s pro forma expense ratio was acceptable.

AB Multi-Manager Select 2025 Fund

AB Multi-Manager Select 2035 Fund

After reviewing and discussing the Adviser’s explanations of the reasons each Fund’s expense ratio (pro forma expense ratio in the case of AB Multi-Manager Select 2025 Fund) was above the medians, the directors concluded that such expense ratios were acceptable.

Approval of Amended Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided and Performance

In determining to approve the Amended Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for

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the Sub-Adviser to continue to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser. The directors’ review of the Sub-Adviser and the nature and quality of the services provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services provided by the Sub-Adviser and senior and professional personnel who perform services for the Funds, (ii) investment advisory services provided by the Sub-Adviser to the Funds, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services Provided and Profitability

The directors considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. They also considered profitability information that the Adviser obtained from the Sub-Adviser.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the sub-advisory fee schedule for the Funds contains breakpoints that reduce fee rates on assets above specified levels. The sub-advisory fee schedule also provides for an annual minimum fee. Because the Sub-Adviser’s fee schedule includes breakpoints which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor each Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

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NOTES

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NOTES

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NOTES

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NOTES

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AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MMSR-0151-0717

JUL    07.31.17

ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Small Cap Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 1

ANNUAL REPORT

September 15, 2017

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio for the annual reporting period ended July 31, 2017.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JULY 31, 2017 (unaudited)

	6 Months	12 Months
AB SMALL CAP GROWTH PORTFOLIO[1]
Class A Shares	12.83%	21.99%
Class B Shares[2]	12.38%	21.24%
Class C Shares	12.40%	21.11%
Advisor Class Shares[3]	12.95%	22.28%
Class R Shares[3]	12.58%	21.58%
Class K Shares[3]	12.77%	21.94%
Class I Shares[3]	12.96%	22.31%
Class Z Shares[3]	13.01%	22.45%
Russell 2000 Growth Index	9.14%	17.76%

1	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended July 31, 2017, by 0.01% and 0.03%, respectively. Also includes the impact of a non-recurring refund for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended July 31, 2017, by 0.00% and 0.01%, respectively. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the Financial Highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended July 31, 2017.

All share classes of the Fund outperformed the benchmark for both periods, before sales charges. Stock selection contributed to performance as the market focused on companies that delivered stronger-than-expected earnings growth.

2 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

During the 12-month period, stock selection, relative to the benchmark contributed in the financials sector and in the health care sector, helped by biopharmaceutical holdings. Positioning in the energy sector detracted amid falling US crude oil prices. For the six-month period, stock selection in the technology and health care sectors contributed. Positioning in the energy sector detracted, as did stock selection in the consumer/commercial services sector.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

Despite a few brief pullbacks, US equities recorded strong gains during the 12-month period ended July 31, 2017. Markets were boosted by solid corporate earnings and continued expectations for steady-to-improving economic growth. Consumer confidence remained high, supported by a 16-year-low US unemployment rate. While US large-caps performed in line with their global peers, small-cap US stocks trailed as hopes faded for a broad tax cut that would benefit smaller companies.

Reflecting a bottom-up investment process, the Fund’s Senior Investment Management Team (the “Team”) continued to find opportunities across most sectors, with a greater emphasis on companies that are less dependent on the short-term macro outlook. The Fund’s positioning in technology continued to emphasize secular software ideas over more cyclically oriented subsectors given attractive relative valuation. In health care, the Team maintained an overweight to medical devices that exhibited healthy unit volume trends with relatively less headline risk with respect to pricing regulation. Concerns over policy changes regarding the Affordable Care Act have led to an underweight to health care services, pending better visibility into the final proposal. Financials remained an underweight overall, given a consistent lack of exposure to real estate investment trusts. The Team continued to closely monitor global GDP trends and opportunistically narrowed the underweight to industrials.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 3

(continued on next page)

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

4 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

7/31/2007 TO 7/31/2017

This chart illustrates the total value of an assumed $10,000 investment in AB Small Cap Growth Portfolio Class A shares (from 7/31/2007 to 7/31/2017) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	21.99%	16.81%
5 Years	12.71%	11.73%
10 Years	8.92%	8.45%
CLASS B SHARES
1 Year	21.24%	17.24%
5 Years	11.80%	11.80%
10 Years[1]	8.19%	8.19%
CLASS C SHARES
1 Year	21.11%	20.11%
5 Years	11.86%	11.86%
10 Years	8.09%	8.09%
ADVISOR CLASS SHARES[2]
1 Year	22.28%	22.28%
5 Years	13.00%	13.00%
10 Years	9.21%	9.21%
CLASS R SHARES[2]
1 Year	21.58%	21.58%
5 Years	12.37%	12.37%
10 Years	8.69%	8.69%
CLASS K SHARES[2]
1 Year	21.94%	21.94%
5 Years	12.74%	12.74%
10 Years	9.03%	9.03%
CLASS I SHARES[2]
1 Year	22.31%	22.31%
5 Years	13.09%	13.09%
10 Years	9.38%	9.38%
CLASS Z SHARES[2]
1 Year	22.45%	22.45%
Since Inception[3]	5.97%	5.97%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.28%, 2.08%, 2.03%, 1.02%, 1.56%, 1.23%, 0.92% and 0.85% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 9

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	22.79%
5 Years	11.48%
10 Years	8.07%
CLASS B SHARES
1 Year	23.45%
5 Years	11.55%
10 Years[1]	7.81%
CLASS C SHARES
1 Year	26.33%
5 Years	11.61%
10 Years	7.71%
ADVISOR CLASS SHARES[2]
1 Year	28.55%
5 Years	12.73%
10 Years	8.82%
CLASS R SHARES[2]
1 Year	27.84%
5 Years	12.12%
10 Years	8.31%
CLASS K SHARES[2]
1 Year	28.24%
5 Years	12.49%
10 Years	8.65%
CLASS I SHARES[2]
1 Year	28.63%
5 Years	12.83%
10 Years	9.00%
CLASS Z SHARES[2]
1 Year	28.77%
Since Inception[3]	5.69%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,128.30	$5.96	1.13%	$6.02	1.14%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%	$5.71	1.14%

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 11

EXPENSE EXAMPLE (continued)

	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class B
Actual	$1,000	$1,123.80	$10.01	1.90%	$10.06	1.91%
Hypothetical**	$1,000	$1,015.37	$9.49	1.90%	$9.54	1.91%
Class C
Actual	$1,000	$1,124.00	$9.95	1.89%	$10.01	1.90%
Hypothetical**	$1,000	$1,015.42	$9.44	1.89%	$9.49	1.90%
Advisor Class
Actual	$1,000	$1,129.50	$4.65	0.88%	$4.70	0.89%
Hypothetical**	$1,000	$1,020.43	$4.41	0.88%	$4.46	0.89%
Class R
Actual	$1,000	$1,125.80	$8.06	1.53%	$8.12	1.54%
Hypothetical**	$1,000	$1,017.21	$7.65	1.53%	$7.70	1.54%
Class K
Actual	$1,000	$1,127.70	$6.44	1.22%	$6.49	1.23%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%	$6.16	1.23%
Class I
Actual	$1,000	$1,129.60	$4.75	0.90%	$4.81	0.91%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%	$4.56	0.91%
Class Z
Actual	$1,000	$1,130.10	$4.33	0.82%	$4.38	0.83%
Hypothetical**	$1,000	$1,020.73	$4.11	0.82%	$4.16	0.83%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

July 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,294.9

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
Planet Fitness, Inc.	$21,269,311	1.6%
Grand Canyon Education, Inc.	20,936,551	1.6
GrubHub, Inc.	19,819,755	1.5
Lithia Motors, Inc. – Class A	19,112,917	1.5
Five Below, Inc.	18,398,960	1.4
Freshpet, Inc.	18,027,118	1.4
LogMeIn, Inc.	17,903,023	1.4
2U, Inc.	17,665,794	1.4
Ollie’s Bargain Outlet Holdings, Inc.	17,436,800	1.4
Vail Resorts, Inc.	17,061,022	1.3
	$187,631,251	14.5%

1	All data are as of July 31, 2017. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS

July 31, 2017

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.0%
Information Technology – 26.4%
Communications Equipment – 1.7%
Arista Networks, Inc.(a)	55,460	$8,279,623
Lumentum Holdings, Inc.(a)	212,770	13,319,402

		21,599,025

Electronic Equipment, Instruments & Components – 0.7%
Coherent, Inc.(a)	31,910	8,456,150

Internet Software & Services – 9.5%
2U, Inc.(a)	341,368	17,665,794
Cimpress NV(a)(b)	169,018	14,914,148
CoStar Group, Inc.(a)	54,568	15,036,212
GrubHub, Inc.(a)(b)	429,650	19,819,755
LogMeIn, Inc.	153,740	17,903,023
Q2 Holdings, Inc.(a)	367,921	14,312,127
Trade Desk, Inc. (The) – Class A(a)	294,038	15,675,166
Wix.com Ltd.(a)	128,636	7,936,841

		123,263,066

Semiconductors & Semiconductor Equipment – 3.7%
Advanced Energy Industries, Inc.(a)	213,210	15,468,386
Microsemi Corp.(a)	104,500	5,442,360
Monolithic Power Systems, Inc.	139,238	14,246,832
Silicon Laboratories, Inc.(a)	177,662	13,342,416

		48,499,994

Software – 10.8%
Aspen Technology, Inc.(a)	265,680	15,109,222
Blackbaud, Inc.	130,630	12,062,374
Blackline, Inc.(a)	353,190	13,693,176
Ellie Mae, Inc.(a)	123,860	10,803,069
Guidewire Software, Inc.(a)	156,315	11,279,691
HubSpot, Inc.(a)	180,546	13,062,503
Paylocity Holding Corp.(a)	241,458	10,979,095
Proofpoint, Inc.(a)	190,532	16,240,948
RingCentral, Inc. – Class A(a)	380,765	13,250,622
Take-Two Interactive Software, Inc.(a)	175,583	13,955,337
Ultimate Software Group, Inc. (The)(a)(b)	43,459	9,809,131

		140,245,168

		342,063,403

Health Care – 21.5%
Biotechnology – 9.0%
Adamas Pharmaceuticals, Inc.(a)(b)	299,643	5,198,806
Aimmune Therapeutics, Inc.(a)(b)	257,696	5,545,618
Audentes Therapeutics, Inc.(a)	255,495	5,132,894
Avexis, Inc.(a)	100,880	9,346,532

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

BeiGene Ltd. (ADR)(a)	42,300	$2,981,727
Biohaven Pharmaceutical Holding Co., Ltd.(a)	92,295	2,377,519
Blueprint Medicines Corp.(a)	172,179	9,010,127
Clovis Oncology, Inc.(a)	155,360	13,176,082
DBV Technologies SA (Sponsored ADR)(a)	155,864	6,942,183
Loxo Oncology, Inc.(a)	151,519	10,956,339
Neurocrine Biosciences, Inc.(a)	111,460	5,353,424
Otonomy, Inc.(a)	251,003	4,718,856
Prothena Corp. PLC(a)(b)	143,530	8,864,413
Radius Health, Inc.(a)(b)	109,400	4,816,882
Sage Therapeutics, Inc.(a)	110,033	8,775,132
TESARO, Inc.(a)	48,565	6,199,808
Ultragenyx Pharmaceutical, Inc.(a)	109,106	7,235,910

		116,632,252

Health Care Equipment & Supplies – 6.1%
Align Technology, Inc.(a)	67,352	11,263,275
DexCom, Inc.(a)	143,014	9,526,163
Glaukos Corp.(a)(b)	262,736	10,556,732
iRhythm Technologies, Inc.(a)(b)	381,884	15,794,722
Nevro Corp.(a)	183,305	15,775,228
Penumbra, Inc.(a)	190,187	15,528,769

		78,444,889

Health Care Providers & Services – 1.0%
Teladoc, Inc.(a)(b)	414,616	13,599,405

Health Care Technology – 1.3%
Vocera Communications, Inc.(a)	613,253	16,723,409

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	155,712	16,341,974

Pharmaceuticals – 2.8%
Aerie Pharmaceuticals, Inc.(a)	131,335	7,131,491
Akorn, Inc.(a)	132,348	4,449,540
GW Pharmaceuticals PLC (ADR)(a)(b)	47,780	5,340,848
Intersect ENT, Inc.(a)	422,540	11,577,596
Medicines Co. (The)(a)(b)	214,467	8,246,256

		36,745,731

		278,487,660

Industrials – 17.8%
Aerospace & Defense – 1.9%
Hexcel Corp.	240,885	12,326,086
Mercury Systems, Inc.(a)	288,444	12,665,576

		24,991,662

Commercial Services & Supplies – 1.8%
Advanced Disposal Services, Inc.(a)	382,781	9,255,645

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tetra Tech, Inc.	284,120	$13,481,494

		22,737,139

Construction & Engineering – 1.1%
Dycom Industries, Inc.(a)	150,834	13,665,560

Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.	111,690	10,899,827

Machinery – 8.8%
Astec Industries, Inc.	252,490	12,692,672
Gardner Denver Holdings, Inc.(a)	529,195	12,150,317
IDEX Corp.	117,716	13,718,623
John Bean Technologies Corp.	147,050	13,587,420
Kennametal, Inc.	304,764	11,245,791
Lincoln Electric Holdings, Inc.	153,873	13,426,958
Middleby Corp. (The)(a)	71,497	9,343,228
Nordson Corp.	113,380	14,399,260
RBC Bearings, Inc.(a)	134,658	13,915,558

		114,479,827

Road & Rail – 0.9%
Genesee & Wyoming, Inc. – Class A(a)	182,063	11,863,225

Trading Companies & Distributors – 2.5%
H&E Equipment Services, Inc.	644,590	14,548,396
MSC Industrial Direct Co., Inc. – Class A	32,370	2,305,068
SiteOne Landscape Supply, Inc.(a)	283,654	14,891,835

		31,745,299

		230,382,539

Consumer Discretionary – 15.1%
Distributors – 1.0%
Pool Corp.	123,278	13,328,817

Diversified Consumer Services – 2.9%
Bright Horizons Family Solutions, Inc.(a)	205,335	16,223,518
Grand Canyon Education, Inc.(a)	284,580	20,936,551

		37,160,069

Hotels, Restaurants & Leisure – 5.1%
Dave & Buster’s Entertainment, Inc.(a)	232,064	14,413,495
Hilton Grand Vacations, Inc.(a)	356,063	13,088,876
Planet Fitness, Inc.	938,628	21,269,311
Vail Resorts, Inc.	80,950	17,061,022

		65,832,704

Media – 0.4%
IMAX Corp.(a)	268,896	5,754,374

Multiline Retail – 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	390,085	17,436,800

16 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 4.3%
Five Below, Inc.(a)	380,852	$18,398,960
Floor & Decor Holdings, Inc. – Class A(a)	371,963	12,877,359
Lithia Motors, Inc. – Class A	185,113	19,112,917
Select Comfort Corp.(a)	21,407	723,771
Tile Shop Holdings, Inc.	307,818	4,494,143

		55,607,150

		195,119,914

Financials – 6.7%
Banks – 4.2%
Signature Bank/New York NY(a)	77,874	10,791,779
Sterling Bancorp/DE	583,196	13,471,828
SVB Financial Group(a)	77,252	13,784,847
Western Alliance Bancorp(a)	313,993	15,818,967

		53,867,421

Capital Markets – 2.5%
Hamilton Lane, Inc. – Class A	278,924	6,264,633
Houlihan Lokey, Inc.	388,027	14,426,844
Stifel Financial Corp.(a)	237,777	12,090,960

		32,782,437

		86,649,858

Consumer Staples – 3.3%
Food & Staples Retailing – 0.9%
Chefs’ Warehouse, Inc. (The)(a)	819,827	11,887,492

Food Products – 1.4%
Freshpet, Inc.(a)(b)	1,057,309	18,027,118

Personal Products – 1.0%
elf Beauty, Inc.(a)(b)	516,976	13,115,681

		43,030,291

Materials – 2.6%
Chemicals – 1.3%
PolyOne Corp.	465,225	17,017,930

Construction Materials – 1.3%
Summit Materials, Inc. – Class A(a)	579,858	16,491,162

		33,509,092

Energy – 1.9%
Energy Equipment & Services – 1.0%
Forum Energy Technologies, Inc.(a)	372,051	4,929,676
Oil States International, Inc.(a)	354,848	8,817,973

		13,747,649

Oil, Gas & Consumable Fuels – 0.9%
Matador Resources Co.(a)(b)	471,135	11,429,735

		25,177,384

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Telecommunication Services – 0.7%
Diversified Telecommunication Services – 0.7%
Vonage Holdings Corp.(a)	1,451,140	$9,592,035

Total Common Stocks (cost $905,324,312)		1,244,012,176

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares Russell 2000 Growth ETF(b)(c) (cost $10,834,269)	70,700	12,023,242

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co. (The) – Series D 0.00%(a)(d)(e) (cost $1,356,132)	29,639	1,197,860

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(c)(f) (cost $41,063,780)	41,063,780	41,063,780

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $958,578,493)		1,298,297,058

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 6.6%
Investment Companies – 6.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.86%(c)(f) (cost $84,994,169)	84,994,169	84,994,169

Total Investments – 106.8% (cost $1,043,572,662)		1,383,291,227
Other assets less liabilities – (6.8)%		(88,401,451)

Net Assets – 100.0%		$1,294,889,776

18 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Fair valued by the Adviser.

(e)	Illiquid security.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 19

STATEMENT OF ASSETS & LIABILITIES

July 31, 2017

Assets
Investments in securities, at value
Unaffiliated issuers (cost $917,514,713)(a)	$1,257,233,278
Affiliated issuers (cost $126,057,949—including investment of cash collateral for securities loaned of $84,994,169)	126,057,949
Receivable for investment securities sold	11,429,657
Receivable for capital stock sold	2,023,740
Unaffiliated interest and dividends receivable	113,303
Affiliated dividends receivable	16,052

Total assets	1,396,873,979

Liabilities
Payable for collateral received on securities loaned	84,994,169
Payable for investment securities purchased	13,342,326
Payable for capital stock redeemed	2,273,587
Advisory fee payable	752,928
Distribution fee payable	136,821
Transfer Agent fee payable	54,481
Administrative fee payable	22,743
Accrued expenses	407,148

Total liabilities	101,984,203

Net Assets	$1,294,889,776

Composition of Net Assets
Capital stock, at par	$2,551
Additional paid-in capital	908,792,946
Accumulated net investment loss	(756,626)
Accumulated net realized gain on investment transactions	47,132,340
Net unrealized appreciation on investments	339,718,565

$1,294,889,776

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$465,187,798	9,444,695	$49.25	*

B	$1,289,930	38,306	$33.67

C	$27,342,713	802,318	$34.08

Advisor	$309,330,459	5,825,620	$53.10

R	$33,842,348	704,247	$48.05

K	$40,370,163	802,045	$50.33

I	$319,436,486	6,039,634	$52.89

Z	$98,089,879	1,850,721	$53.00

(a)	Includes securities on loan with a value of $82,320,023 (see Note E).

*	The maximum offering price per share for Class A shares was $51.44 which reflects a sales charge of 4.25%.

See notes to financial statements.

20 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Year Ended July 31, 2017

Investment Income
Dividends
Unaffiliated issuers	$3,543,139
Affiliated issuers	482,267
Securities lending income	198,920
Other income(a)	101,468	$4,325,794

Expenses
Advisory fee (see Note B)	8,509,709
Distribution fee—Class A	902,529
Distribution fee—Class B	14,498
Distribution fee—Class C	352,269
Distribution fee—Class R	181,625
Distribution fee—Class K	125,618
Transfer agency—Class A	439,143
Transfer agency—Class B	2,435
Transfer agency—Class C	47,758
Transfer agency—Advisor Class	341,251
Transfer agency—Class R	77,802
Transfer agency—Class K	77,032
Transfer agency—Class I	342,680
Transfer agency—Class Z	15,555
Custodian	213,518
Printing	144,417
Registration fees	121,921
Administrative	66,424
Audit and tax	54,119
Legal	41,955
Directors’ fees	27,586
Miscellaneous	53,269

Total expenses	12,153,113
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(171,846)

Net expenses		11,981,267

Net investment loss		(7,655,473)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		123,855,523
Net change in unrealized appreciation/depreciation of investments		110,587,154

Net gain on investment transactions		234,442,677

Net Increase in Net Assets from Operations		$226,787,204

(a)	Other income represents a refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 21

STATEMENT OF CHANGES IN NET ASSETS

Year Ended July 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(7,655,473)	$(7,735,444)
Net realized gain (loss) on investment transactions	123,855,523	(18,768,011)
Net change in unrealized appreciation/depreciation of investments	110,587,154	(115,356,996)

Net increase (decrease) in net assets from operations	226,787,204	(141,860,451)
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(7,225,274)	(27,260,771)
Class B	(46,330)	(246,573)
Class C	(1,188,647)	(5,772,907)
Advisor Class	(5,602,479)	(32,001,903)
Class R	(848,050)	(4,027,564)
Class K	(1,155,471)	(6,196,464)
Class I	(6,202,047)	(31,221,483)
Class Z	(1,347,008)	(980,882)
Capital Stock Transactions
Net decrease	(17,208,382)	(176,744,912)
Capital Contributions
Proceeds from regulatory settlement (see Note F)	– 0	–	67,021

Total increase (decrease)	185,963,516	(426,246,889)
Net Assets
Beginning of period	1,108,926,260	1,535,173,149

End of period (including accumulated net investment loss of ($756,626) and ($4,119,133), respectively)	$1,294,889,776	$1,108,926,260

See notes to financial statements.

22 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

July 31, 2017

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class T shares. Class T shares have not been issued. Effective June 30, 2015 the Fund commenced offering of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS (continued)

financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser

24 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 25

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,244,012,176		$	– 0	–	$	– 0	–	$1,244,012,176
Investment Companies	12,023,242			– 0	–		– 0	–	12,023,242
Preferred Stocks	– 0	–		– 0	–		1,197,860		1,197,860
Short-Term Investments	41,063,780			– 0	–		– 0	–	41,063,780
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	84,994,169			– 0	–		– 0	–	84,994,169

Total Investments in Securities	1,382,093,367			– 0	–		1,197,860		1,383,291,227
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,382,093,367		$	– 0	–		$1,197,860		$1,383,291,227

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

26 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Preferred Stocks			Total
Balance as of 7/31/16		$1,211,049		$	– 0	–	$1,211,049
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(13,189)		(13,189)
Purchases		– 0	–		– 0	–	– 0	–
Sales		– 0	–		– 0	–	– 0	–
Reclassification		(1,211,049)			1,211,049		– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 7/31/17	$	– 0	–		$1,197,860		$1,197,860

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17(a)	$	– 0	–		$(13,189)		$(13,189)

(a)	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 27

NOTES TO FINANCIAL STATEMENTS (continued)

exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax

28 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2017, the reimbursement for such services amounted to $66,424.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 29

NOTES TO FINANCIAL STATEMENTS (continued)

Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $436,919 for the year ended July 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,401 from the sale of Class A shares and received $4,909, $1,398 and $1,364 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended July 31, 2017, such waiver amounted to $38,777. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the year ended July 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$29,052	$352,188	$340,176	$41,064	$87

Brokerage commissions paid on investment transactions for the year ended July 31, 2017 amounted to $860,663, of which $51 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,222,077, $2,735,483, $623,888 and $672,749 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$740,151,208		$797,298,190
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,065,521,219

Gross unrealized appreciation	$354,998,923
Gross unrealized depreciation	(37,228,915)

Net unrealized appreciation	$317,770,008

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended July 31, 2017.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 31

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At July 31, 2017,

32 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund had securities on loan with a value of $82,320,023 and had received cash collateral which has been invested into Government Money Market Portfolio of $84,994,169. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $198,920 and $394,769 from the borrowers and Government Money Market Portfolio, respectively, for the year ended July 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended July 31, 2017, such waiver amounted to $133,069. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the year ended July 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)
$ 197,326	$758,259	$870,591	$84,994

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

Class A
Shares sold	4,107,221	835,749		$183,226,064	$33,196,108

Shares issued in reinvestment of distributions	160,291	616,073		6,781,894	25,123,448

Shares converted from Class B	12,637	13,801		550,996	549,063

Shares converted from Class C	215,002	– 0	–	10,165,505	– 0	–

Shares redeemed	(2,153,278)	(2,107,032)		(94,876,155)	(83,450,827)

Net increase (decrease)	2,341,873	(641,409)		$105,848,304	$(24,582,208)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 33

NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

Class B
Shares sold	4,068	3,020	$124,690	$85,046

Shares issued in reinvestment of distributions	1,538	8,432	44,722	240,559

Shares converted to Class A	(18,311)	(19,532)	(550,996)	(549,063)

Shares redeemed	(7,171)	(8,465)	(223,357)	(243,211)

Net decrease	(19,876)	(16,545)	$(604,941)	$(466,669)

Class C
Shares sold	48,554	94,031	$1,492,782	$2,664,151

Shares issued in reinvestment of distributions	37,284	172,897	1,096,513	4,988,076

Shares converted to Class A	(310,163)	– 0	–	(10,165,505)	– 0	–

Shares redeemed	(319,762)	(574,889)	(9,805,148)	(15,968,924)

Net decrease	(544,087)	(307,961)	$(17,381,358)	$(8,316,697)

Advisor Class
Shares sold	2,123,318	1,630,203	$103,304,850	$69,367,720

Shares issued in reinvestment of distributions	86,364	474,756	3,933,861	20,761,076

Shares redeemed	(2,471,406)	(5,463,636)	(116,312,691)	(226,299,391)

Net decrease	(261,724)	(3,358,677)	$(9,073,980)	$(136,170,595)

Class R
Shares sold	153,209	222,524	$6,719,829	$8,907,944

Shares issued in reinvestment of distributions	20,494	100,664	848,048	4,027,556

Shares redeemed	(465,643)	(453,269)	(20,033,609)	(17,568,618)

Net decrease	(291,940)	(130,081)	$(12,465,732)	$(4,633,118)

Class K
Shares sold	187,456	317,247	$8,517,165	$12,872,586

Shares issued in reinvestment of distributions	26,709	148,773	1,155,456	6,196,406

Shares redeemed	(1,066,152)	(572,702)	(47,456,747)	(23,262,447)

Net decrease	(851,987)	(106,682)	$(37,784,126)	$(4,193,455)

34 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

Class I
Shares sold	1,352,005	1,645,074	$65,074,309	$70,472,871

Shares issued in reinvestment of distributions	136,695	717,004	6,201,852	31,196,864

Shares redeemed	(2,286,283)	(4,458,142)	(108,537,412)	(180,194,086)

Net decrease	(797,583)	(2,096,064)	$(37,261,251)	$(78,524,351)

Class Z
Shares sold	740,593	2,263,578	$36,519,461	$86,290,355

Shares issued in reinvestment of distributions	29,640	22,517	1,346,821	980,170

Shares redeemed	(1,026,088)	(179,711)	(46,351,580)	(7,128,344)

Net increase (decrease)	(255,855)	2,106,384	$(8,485,298)	$80,142,181

For the year ended July 31, 2016, the Fund recorded proceeds of $67,021 in connection with a residual distribution from the Alliance Fair Fund relating to regulatory settlements in 2004. This amount is presented in the Fund’s statement of changes in net assets.

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 35

NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2017.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2017 and July 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Long-term capital gains	$23,615,306	$107,708,547

Total taxable distributions	$23,615,306	$107,708,547

As of July 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$12,919,230
Undistributed capital gains	55,405,042
Unrealized appreciation/(depreciation)	317,770,008	(a)

Total accumulated earnings/(deficit)	$386,094,280

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2017, the Fund did not have any capital loss carryforwards.

36 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the current fiscal year, permanent differences primarily due to the tax treatment of passive foreign investment companies (PFICs) and the disallowance of net operating loss resulted in a net decrease in accumulated net investment loss, a net decrease in accumulated net realized gain on investment transactions, and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 (for the reporting period end dates August 31, 2017 or after). Management has evaluated the impact of the amendments and expects the effects of the adoption of the final rules on financial statements will be limited to additional disclosures.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 37

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 41.28	$ 48.82	$ 48.62	$ 47.08	$ 37.62

Income From Investment Operations
Net investment loss(a)	(.38	)(b)†	(.32	)(b)	(.33)	(.47)	(.36)
Net realized and unrealized gain (loss) on investment transactions	9.32	(3.52)	6.07	5.28	11.10
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	8.94	(3.84)	5.74	4.81	10.74

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 49.25	$ 41.28	$ 48.82	$ 48.62	$ 47.08

Total Return
Total investment return based on net asset value(d)	22.05	%†*‡	(7.77	)%*‡	13.24%	10.21	%*	29.47	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$465,188	$293,237	$378,062	$475,832	$452,253
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.17%	1.27%	1.20%	1.27%	1.34%
Expenses, before waivers/reimbursements(e)	1.19%	1.28%	1.20%	1.27%	1.34%
Net investment loss	(.85	)%(b)†	(.80	)%(b)	(.70)%	(.93)%	(.89)%
Portfolio turnover rate	66%	70%	61%	80%	76%

See footnote summary on page 46.

38 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 28.74	$ 35.48	$ 37.14	$ 36.93	$ 30.01

Income From Investment Operations
Net investment loss(a)	(.47	)(b)†	(.46	)(b)	(.53)	(.67)	(.52)
Net realized and unrealized gain (loss) on investment transactions	6.37	(2.58)	4.41	4.15	8.72
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	5.90	(3.04)	3.88	3.48	8.20

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 33.67	$ 28.74	$ 35.48	$ 37.14	$ 36.93

Total Return
Total investment return based on net asset value(d)	21.07	%†*‡	(8.48	)%*‡	12.22%	9.37	%*	28.45	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,290	$1,672	$2,652	$3,774	$5,329
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.97%	2.08%	1.99%	2.04%	2.12%
Expenses, before waivers/reimbursements(e)	1.98%	2.08%	1.99%	2.04%	2.12%
Net investment loss	(1.53	)%(b)†	(1.60	)%(b)	(1.49)%	(1.72)%	(1.63)%
Portfolio turnover rate	66%	70%	61%	80%	76%

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 29.06	$ 35.82	$ 37.41	$ 37.17	$ 30.18

Income From Investment Operations
Net investment loss(a)	(.45	)(b)†	(.45	)(b)	(.52)	(.65)	(.53)
Net realized and unrealized gain (loss) on investment transactions	6.44	(2.61)	4.47	4.16	8.80
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	5.99	(3.06)	3.95	3.51	8.27

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 34.08	$ 29.06	$ 35.82	$ 37.41	$ 37.17

Total Return
Total investment return based on net asset value(d)	21.15	%†*‡	(8.46	)%*‡	12.33%	9.39	%*	28.52	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,343	$39,132	$59,262	$67,619	$60,274
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.93%	2.02%	1.95%	2.00%	2.08%
Expenses, before waivers/reimbursements(e)	1.95%	2.03%	1.95%	2.00%	2.08%
Net investment loss	(1.46	)%(b)†	(1.54	)%(b)	(1.45)%	(1.66)%	(1.64)%
Portfolio turnover rate	66%	70%	61%	80%	76%

See footnote summary on page 46.

40 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 44.33	$ 52.00	$ 51.31	$ 49.39	$ 39.30

Income From Investment Operations
Net investment loss(a)	(.25	)(b)†	(.23	)(b)	(.22)	(.35)	(.27)
Net realized and unrealized gain (loss) on investment transactions	9.99	(3.74)	6.45	5.54	11.64
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	9.74	(3.97)	6.23	5.19	11.37

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 53.10	$ 44.33	$ 52.00	$ 51.31	$ 49.39

Total Return
Total investment return based on net asset value(d)	22.34	%†*‡	(7.53	)%*‡	13.51%	10.51	%*	29.82	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$309,330	$269,857	$491,170	$426,149	$320,624
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.93%	1.01%	.94%	1.00%	1.07%
Expenses, before waivers/reimbursements(e)	.94%	1.02%	.94%	1.00%	1.07%
Net investment loss	(.52	)%(b)†	(.54	)%(b)	(.44)%	(.65)%	(.64)%
Portfolio turnover rate	66%	70%	61%	80%	76%

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 40.44	$ 48.03	$ 48.09	$ 46.71	$ 37.42

Income From Investment Operations
Net investment loss(a)	(.47	)(b)†	(.43	)(b)	(.49)	(.59)	(.45)
Net realized and unrealized gain (loss) on investment transactions	9.05	(3.46)	5.97	5.24	11.02
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	8.58	(3.89)	5.48	4.65	10.57

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 48.05	$ 40.44	$ 48.03	$ 48.09	$ 46.71

Total Return
Total investment return based on net asset value(d)	21.61	%†*‡	(8.01	)%*‡	12.81%	9.94	%*	29.17	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,842	$40,284	$54,094	$53,267	$50,283
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.51%	1.56%	1.54%	1.52%	1.55%
Expenses, before waivers/reimbursements(e)	1.53%	1.56%	1.54%	1.52%	1.55%
Net investment loss	(1.08	)%(b)†	(1.08	)%(b)	(1.04)%	(1.18)%	(1.12)%
Portfolio turnover rate	66%	70%	61%	80%	76%

See footnote summary on page 46.

42 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 42.18	$ 49.77	$ 49.48	$ 47.83	$ 38.16

Income From Investment Operations
Net investment loss(a)	(.30	)(b)†	(.31	)(b)	(.35)	(.44)	(.33)
Net realized and unrealized gain (loss) on investment transactions	9.42	(3.58)	6.18	5.36	11.28
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	9.12	(3.89)	5.83	4.92	10.95

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 50.33	$ 42.18	$ 49.77	$ 49.48	$ 47.83

Total Return
Total investment return based on net asset value(d)	22.00	%†*‡	(7.71	)%*‡	13.16%	10.30	%*	29.60	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,370	$69,770	$87,627	$82,244	$75,804
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.20%	1.23%	1.22%	1.19%	1.21%
Expenses, before waivers/reimbursements(e)	1.22%	1.23%	1.22%	1.19%	1.21%
Net investment loss	(.67	)%(b)†	(.76	)%(b)	(.73)%	(.85)%	(.78)%
Portfolio turnover rate	66%	70%	61%	80%	76%

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 44.15	$ 51.75	$ 51.07	$ 49.13	$ 39.05

Income From Investment Operations
Net investment loss(a)	(.24	)(b)†	(.19	)(b)	(.20)	(.30)	(.21)
Net realized and unrealized gain (loss) on investment transactions	9.95	(3.71)	6.42	5.51	11.57
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	9.71	(3.90)	6.22	5.21	11.36

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 52.89	$ 44.15	$ 51.75	$ 51.07	$ 49.13

Total Return
Total investment return based on net asset value(d)	22.36	%†*‡	(7.42	)%*‡	13.57%	10.61	%*	29.98	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$319,437	$301,866	$462,296	$436,828	$474,383
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.91%	.92%	.91%	.91%	.92%
Expenses, before waivers/reimbursements(e)	.93%	.92%	.91%	.91%	.92%
Net investment loss	(.51	)%(b)†	(.45	)%(b)	(.41)%	(.57)%	(.51)%
Portfolio turnover rate	66%	70%	61%	80%	76%

See footnote summary on page 46.

44 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Year Ended July 31,				June 30, 2015(f) to July 31, 2015
	2017		2016

Net asset value, beginning of period	$ 44.20		$ 51.75		$ 52.05

Income From Investment Operations
Net investment income (loss)(a)	(.23	)(b)†	(.16	)(b)	(.05)
Net realized and unrealized gain (loss) on investment transactions	10.00		(3.69)		(.25	)**
Capital contributions	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	9.77		(3.85)		(.30)

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)		(3.70)		– 0	–

Net asset value, end of period	$ 53.00		$ 44.20		$ 51.75

Total Return
Total investment return based on net asset value(d)	22.47	%†*‡	(7.32	)%‡*	(.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,090		$93,108		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.82%		.85%		.71	%^
Expenses, before waivers/reimbursements(e)	.83%		.85%		.71	%^
Net investment income (loss)	(.49	)%(b)†	(.40	)%(b)	(1.06	)%^
Portfolio turnover rate	66%		70%		61%

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended July 31, 2017, such waiver amounted to 0.02% for the Fund.

(f)	Commencement of distributions.

†	For the year ended July 31, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.01%	.01%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2017, July 31, 2016, July 31, 2014, and July 31, 2013 by 0.03%, 0.02%, 0.01% and 0.08%, respectively.

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2016 by 0.01%.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

**	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

46 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Small Cap Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AB Small Cap Growth Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc.) as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Small Cap Growth Portfolio (one of the portfolios constituting AB Cap Fund, Inc.) at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 25, 2017

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 47

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2) , Senior Vice President

N. Kumar Kirpalani(2), Vice President

Samantha S. Lau(2), Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

48 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, # 1345 Avenue of the Americas New York, NY 10105 57 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	98	None

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 49

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr., ## Chairman of the Board 75 (2005)	Private Investor since prior to 2012. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), He has extensive operating, leadership and venture capital investing experience, including five interim or full time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	98	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin, ## 75 (1994)	Independent Consultant since prior to 2012. Formerly, President of Save Venice, Inc. (preservation organization) from 2001–2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992, and as Chairman of the Audit Committees of a number of such AB Funds from 2001-2008.	97	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, ## 73 (2005)	Private Investor since prior to 2012. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	98	The Asia Pacific Fund, Inc. (registered investment company) since prior to 2012

William H. Foulk, Jr., ## 85 (1992)	Investment Adviser and an Independent Consultant since prior to 2012. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 to early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	98	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
D. James Guzy, ## 81 (2005)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2012. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2012 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AB Funds since 1982.	95	None

Nancy P. Jacklin, ## 69 (2006)	Private Investor since prior to 2012. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	98	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Carol C. McMullen, ## 62 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Partners Healthcare Investment Committee. Formerly, Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and nonprofit boards, and as a director or trustee of the AB Funds since June 2016.	98	None

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 53

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, ## 65 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995) where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	98	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Earl D. Weiner, ## 78 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	98	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and Independent Directors Committee.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 55

MANAGEMENT OF THE FUND (continued)

Officers Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 57	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 72	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Bruce K. Aronow 51	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2012.

N. Kumar Kirpalani 63	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2012.

Samantha S. Lau 44	Vice President	Senior Vice President of the Adviser,** with which she has been associated since prior to 2012.

Wen-Tse Tseng 51	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2012.

Emilie D. Wrapp 61	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2012.

Joseph J. Mantineo 58	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2012.

Phyllis J. Clarke 56	Controller	Vice President of ABIS,** with which she has been associated since prior to 2012.

Vincent S. Noto 52	Chief Compliance Officer	Senior Vice President since 2015, Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2012.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

56 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 57

The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 59

between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent

60 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

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AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SCG-0151-0717

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors William H. Foulk, Jr., Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Small Cap Growth	2016	$32,375	$—	$19,963
	2017	$32,375	$83	$20,461
AB Multi-Manager Select 2010	2016	$19,911	$—	$14,736
	2017	$19,911	$—	$15,127
AB Multi-Manager Select 2015	2016	$18,130	$—	$14,758
	2017	$18,130	$—	$15,127
AB Multi-Manager Select 2020	2016	$18,130	$—	$14,758
	2017	$18,130	$7	$15,127
AB Multi-Manager Select 2025	2016	$18,130	$—	$14,763
	2017	$18,130	$9	$15,127
AB Multi-Manager Select 2030	2016	$18,130	$—	$14,758
	2017	$18,130	$7	$15,127
AB Multi-Manager Select 2035	2016	$18,130	$—	$14,758
	2017	$18,130	$6	$15,127
AB Multi-Manager Select 2040	2016	$18,130	$—	$14,643
	2017	$18,130	$—	$15,127
AB Multi-Manager Select 2045	2016	$18,130	$—	$14,643
	2017	$18,130	$—	$15,127
AB Multi-Manager Select 2050	2016	$19,911	$—	$14,643
	2017	$19,911	$—	$15,127
AB Multi-Manager Select 2055	2016	$19,911	$—	$14,643
	2017	$19,911	$—	$15,127
AB Multi-Manager Select Ret Allocation	2016	$22,235	$—	$14,736
	2017	$22,235	$—	$15,009

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Small Cap Growth	2016	$327,508	$19,963
			$—
			$(19,963)
	2017	$549,449	$20,544
			$(83)
			$(20,461)
AB Multi-Manager Select 2010	2016	$322,303	$14,758
			$—
			$(14,758)
	2017	$544,032	$15,127
			$—
			$(15,127)
AB Multi-Manager Select 2015	2016	$322,308	$14,763
			$—
			$(14,763)
	2017	$544,032	$15,127
			$—
			$(15,127)
AB Multi-Manager Select 2020	2016	$322,303	$14,758
			$—
			$(14,758)
	2017	$544,039	$15,134
			$(7)
			$(15,127)
AB Multi-Manager Select 2025	2016	$322,188	$14,643
			$—
			$(14,643)
	2017	$544,041	$15,136
			$(9)
			$(15,127)
AB Multi-Manager Select 2030	2016	$322,188	$14,643
			$—
			$(14,643)
	2017	$544,039	$15,134
			$(7)
			$(15,127)
AB Multi-Manager Select 2035	2016	$322,303	$14,758
			$—
			$(14,758)
	2017	$544,038	$15,133
			$(6)
			$(15,127)
AB Multi-Manager Select 2040	2016	$322,188	$14,643
			$—
			$(14,643)
	2017	$544,032	$15,127
			$—
			$(15,127)
AB Multi-Manager Select 2045	2016	$322,188	$14,643
			$—
			$(14,643)
	2017	$544,032	$15,127
			$—
			$(15,127)
AB Multi-Manager Select 2050	2016	$322,188	$14,643
			$—
			$(14,643)
	2017	$544,032	$15,127
			$—
			$(15,127)
AB Multi-Manager Select 2055	2016	$322,188	$14,643
			$—
			$(14,643)
	2017	$544,032	$15,127
			$—
			$(15,127)
AB Multi-Manager Select Ret Allocation	2016	$322,281	$14,736
			$—
			$(14,736)
	2017	$543,914	$15,009
			$—
			$(15,009)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	DESCRIPTION OF EXHIBIT

12(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 29, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 29, 2017